Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 18, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	HUDSON CITY BANCORP INC
Entity Central Index Key	0000921847
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 3,932,319,891
Entity Common Stock, Shares Outstanding (Actual Number)		527,564,233

Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and due from banks	$ 194,029	$ 175,769
Federal funds sold	560,051	493,628
Total cash and cash equivalents	754,080	669,397
Securities available for sale:
Mortgage-backed securities	9,170,390	18,120,537
Investment securities	7,368	89,795
Securities held to maturity:
Mortgage-backed securities (fair value of $4,368,423 and $6,199,507 at December 31, 2011 and 2010, respectively)	4,115,523	5,914,372
Investment securities (fair value of $545,761 and $3,867,488 at December 31, 2011 and 2010, respectively)	539,011	3,939,006
Total securities	13,832,292	28,063,710
Loans	29,327,345	30,923,897
Deferred loan costs	83,805	86,633
Allowance for loan losses	(273,791)	(236,574)
Net loans	29,137,359	30,773,956
Federal Home Loan Bank of New York stock	510,564	871,940
Foreclosed real estate, net	40,619	45,693
Accrued interest receivable	129,088	245,546
Banking premises and equipment, net	70,610	69,444
Goodwill	152,109	152,109
Other assets	729,164	274,238
Total Assets	45,355,885	61,166,033
Deposits:
Interest-bearing	24,903,311	24,605,896
Noninterest-bearing	604,449	567,230
Total deposits	25,507,760	25,173,126
Repurchase agreements	6,950,000	14,800,000
Federal Home Loan Bank of New York advances	8,125,000	14,875,000
Total borrowed funds	15,075,000	29,675,000
Due to brokers for securities purchases	0	538,200
Accrued expenses and other liabilities	212,685	269,469
Total liabilities	40,795,445	55,655,795
Commitments and Contingencies (Notes 1, 7, 10 and 15)
Common stock, $0.01 par value, 3,200,000,000 shares authorized; 741,466,555 shares issued; 527,571,496 and 526,718,310 shares outstanding at December 31, 2011 and 2010, respectively	7,415	7,415
Additional paid-in capital	4,720,890	4,705,255
Retained earnings	1,709,821	2,642,338
Treasury stock, at cost; 213,895,059 and 214,748,245 shares at December 31, 2011 and 2010, respectively`	(1,719,114)	(1,725,946)
Unallocated common stock held by the employee stock ownership plan	(198,223)	(204,230)
Accumulated other comprehensive income, net of tax	39,651	85,406
Total shareholders' equity	4,560,440	5,510,238
Total Liabilities and Shareholders' Equity	$ 45,355,885	$ 61,166,033

Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Financial Condition [Abstract]
Fair value of mortgage-backed securities held-to-maturity	$ 4,368,423	$ 6,199,507
Fair value of investment securities held to maturity	$ 545,761	$ 3,867,488
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,200,000,000	3,200,000,000
Common stock, shares issued	741,466,555	741,466,555
Common stock, shares outstanding	527,571,496	526,718,310
Treasury stock, shares	213,895,059	214,748,245

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and Dividend Income:
First mortgage loans	$ 1,492,989	$ 1,667,027	$ 1,678,789
Consumer and other loans	15,740	18,409	21,676
Mortgage-backed securities held to maturity	213,211	356,023	493,549
Mortgage-backed securities available for sale	301,349	495,572	490,109
Investment securities held to maturity	100,196	179,632	86,581
Investment securities available for sale	940	19,112	126,793
Dividends on Federal Home Loan Bank of New York stock	38,820	46,107	43,103
Federal funds sold	4,392	2,614	1,186
Total interest and dividend income	2,167,637	2,784,496	2,941,786
Interest Expense:
Deposits	328,514	376,347	483,468
Borrowed funds	858,189	1,217,322	1,214,840
Total interest expense	1,186,703	1,593,669	1,698,308
Net interest income	980,934	1,190,827	1,243,478
Provision for Loan Losses	120,000	195,000	137,500
Net interest income after provision for loan losses	860,934	995,827	1,105,978
Non-Interest Income:
Service charges and other income	11,449	10,369	9,399
Gain on securities transactions	102,468	152,625	24,185
Total non-interest income	113,917	162,994	33,584
Non-Interest Expense:
Compensation and employee benefits	113,129	133,803	137,071
Net occupancy expense	33,830	32,689	32,270
Federal deposit insurance assessment	120,981	55,957	35,094
FDIC special assessment			21,098
Loss on extinguishment of debt	1,900,591
Other expense	61,629	43,939	40,063
Total non-interest expense	2,230,160	266,388	265,596
(Loss) Income before income tax (benefit) expense	(1,255,309)	892,433	873,966
Income Tax (Benefit) Expense	(519,320)	355,227	346,722
Net (loss) income	$ (735,989)	$ 537,206	$ 527,244
Basic (Loss) Earnings Per Share	$ (1.49)	$ 1.09	$ 1.08
Diluted (Loss) Earnings Per Share	$ (1.49)	$ 1.09	$ 1.07

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Common stock	Additional paid-in capital	Retained earnings	Treasury stock	Unallocated common stock held by the ESOP	Accumulated other comprehensive income (loss)	Summary of comprehensive income
Beginning Balance at Dec. 31, 2008			$ 4,641,571	$ 2,196,235	$ (1,737,838)	$ (216,244)	$ 47,657
Common Stock		7,415
Stock option plan expense			12,869
Tax benefit from stock plans			24,834
Allocation of ESOP stock			6,319			6,007
RRP stock granted			(6,771)		6,771
Purchase of common stock	43,500				(43,477)
Vesting of RRP stock			4,592
Net (loss) income	527,244			527,244				527,244
Dividends paid on common stock ($0.39, $0.60 and $0.59 per share, respectively)	(288,408)			(288,408)
Exercise of stock options				(33,465)	46,965
Net change in unrealized gains on securities available for sale arising during the year, net of tax expense of $23,628 for 2011, $1,236 for 2010 and $100,466 for 2009							145,473
Reclassification adjustment for gains included in net income, net of tax expense of $41,858 for 2011, $62,347 for 2010 and $9,880 for 2009							(14,305)
Pension and other postretirement benefits adjustment, net of tax benefit (expense) of $12,305 for 2011, $7,348 for 2010 and ($3,792) for 2009							5,708
Other comprehensive (loss) income, net of tax							136,876	136,876
Total comprehensive income								664,120
Ending Balance at Dec. 31, 2009	5,339,152		4,683,414	2,401,606	(1,727,579)	(210,237)	184,533
Common Stock		7,415
Stock option plan expense			11,138
Tax benefit from stock plans			810
Allocation of ESOP stock			6,239			6,007
RRP stock granted			(145)		145
Purchase of common stock					(464)
Vesting of RRP stock			3,799
Net (loss) income	537,206			537,206				537,206
Dividends paid on common stock ($0.39, $0.60 and $0.59 per share, respectively)	(295,757)			(295,757)
Exercise of stock options				(717)	1,952
Net change in unrealized gains on securities available for sale arising during the year, net of tax expense of $23,628 for 2011, $1,236 for 2010 and $100,466 for 2009							1,790
Reclassification adjustment for gains included in net income, net of tax expense of $41,858 for 2011, $62,347 for 2010 and $9,880 for 2009							(90,278)
Pension and other postretirement benefits adjustment, net of tax benefit (expense) of $12,305 for 2011, $7,348 for 2010 and ($3,792) for 2009							(10,639)
Other comprehensive (loss) income, net of tax							(99,127)	(99,127)
Total comprehensive income								438,079
Ending Balance at Dec. 31, 2010	5,510,238		4,705,255	2,642,338	(1,725,946)	(204,230)	85,406
Common Stock		7,415
Stock option plan expense			8,251
Tax benefit from stock plans			2,029
Allocation of ESOP stock			1,877			6,007
Purchase of common stock					(163)
Vesting of RRP stock			3,478
Net (loss) income	(735,989)			(735,989)				(735,989)
Dividends paid on common stock ($0.39, $0.60 and $0.59 per share, respectively)	(192,698)			(192,698)
Exercise of stock options				(3,830)	6,995
Net change in unrealized gains on securities available for sale arising during the year, net of tax expense of $23,628 for 2011, $1,236 for 2010 and $100,466 for 2009							33,913
Reclassification adjustment for gains included in net income, net of tax expense of $41,858 for 2011, $62,347 for 2010 and $9,880 for 2009							(61,942)
Pension and other postretirement benefits adjustment, net of tax benefit (expense) of $12,305 for 2011, $7,348 for 2010 and ($3,792) for 2009							(17,726)
Other comprehensive (loss) income, net of tax							(45,755)	(45,755)
Total comprehensive income								(781,744)
Ending Balance at Dec. 31, 2011	$ 4,560,440		$ 4,720,890	$ 1,709,821	$ (1,719,114)	$ (198,223)	$ 39,651

Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retained Earnings [Member]
Dividends paid on common stock (per share)	$ 0.39	$ 0.6	$ 0.59
Accumulated Other Comprehensive Income (Loss) [Member]
Tax expense related to unrealized gains on securities available for sale	$ 23,628	$ 1,236	$ 100,466
Tax expense related to reclassification adjustment for gains	41,858	62,347	9,880
Tax expense related to pension and other postretirement benefits adjustment	$ (12,305)	$ (7,348)	$ 3,792

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net (loss) income	$ (735,989)	$ 537,206	$ 527,244
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, accretion and amortization expense	116,148	116,696	65,984
Provision for loan losses	120,000	195,000	137,500
Gains on securities transactions, net	(102,468)	(152,625)	(24,185)
Loss on extinguishment of debt	1,900,591
Share-based compensation, including committed ESOP shares	19,613	27,183	29,787
Deferred tax benefit	(172,002)	(55,803)	(46,700)
Decrease (increase) in accrued interest receivable	116,458	58,545	(5,046)
(Increase) decrease in other assets	(268,781)	34,507	(164,846)
(Decrease) increase in accrued expenses and other liabilities	(56,785)	(5,627)	2,878
Net Cash Provided by Operating Activities	936,785	755,082	522,616
Cash Flows from Investing Activities:
Originations of loans	(4,926,325)	(5,826,008)	(6,063,870)
Purchases of loans	(344,766)	(764,335)	(3,161,401)
Payments received on loans	6,708,554	7,261,911	6,768,470
Principal collection of mortgage-backed securities held to maturity	1,808,661	4,198,619	2,609,338
Purchases of mortgage-backed securities held to maturity		(172,434)	(3,017,730)
Principal collection of mortgage-backed securities available for sale	2,791,747	4,167,652	2,123,330
Proceeds from sales of mortgage-backed securities available for sale	9,064,378	4,070,045	785,594
Purchases of mortgage-backed securities available for sale	(3,591,346)	(14,776,371)	(4,088,367)
Proceeds from maturities and calls of investment securities held to maturity	3,400,000	6,049,235	400,000
Purchases of investment securities held to maturity		(5,902,176)	(4,440,329)
Proceeds from maturities and calls of investment securities available for sale		1,025,000	3,622,225
Proceeds from sales of investment securities available for sale	82,475		316
Purchases of investment securities available for sale			(1,331,300)
Purchases of Federal Home Loan Bank of New York stock	(16,624)	(8,422)	(78,273)
Redemption of Federal Home Loan Bank of New York stock	378,000	11,250	69,075
Purchases of premises and equipment, net	(9,608)	(8,031)	(6,316)
Net proceeds from sale of foreclosed real estate	56,376	26,277	15,557
Net Cash Provided by (Used in) Investing Activities	15,401,522	(647,788)	(5,793,681)
Cash Flows from Financing Activities:
Net increase in deposits	334,634	595,078	6,114,006
Proceeds from borrowed funds	6,500,000		750,000
Principal payments on borrowed funds	(22,900,591)	(300,000)	(1,000,000)
Dividends paid	(192,698)	(295,757)	(288,408)
Purchases of treasury stock	(163)	(464)	(43,477)
Exercise of stock options	3,165	1,235	13,500
Tax benefit from stock plans	2,029	810	24,834
Net Cash (Used in) Provided by Financing Activities	(16,253,624)	902	5,570,455
Net Increase in Cash and Cash Equivalents	84,683	108,196	299,390
Cash and Cash Equivalents at Beginning of Year	669,397	561,201	261,811
Cash and Cash Equivalents at End of Year	754,080	669,397	561,201
Supplemental Disclosures of cash flow information:
Interest paid	1,272,778	1,586,485	1,696,279
Loans transferred to foreclosed real estate	75,422	73,132	26,581
Income taxes paid	20,762	448,983	350,712
Settlement of Lehman Brothers, Inc. claim
Reduction of mortgage-backed securities	114,005
Reduction of borrowed funds	$ 100,000

Organization	12 Months Ended
Dec. 31, 2011
Organization [Abstract]
Organization
1.	Organization

Hudson City Bancorp, Inc. (“Hudson City Bancorp” or the “Company”) is a Delaware corporation and is the savings and loan holding company for Hudson City Savings Bank and its subsidiaries (“Hudson City Savings” or the “Bank”). As a savings and loan holding company, Hudson City Bancorp is subject to the supervision and examination of the Board of Governors of the Federal Reserve System (the “FRB”). Hudson City Savings is a federally chartered stock savings bank subject to supervision and examination by the Office of the Comptroller of the Currency (the “OCC”).

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of Presentation

The following are the significant accounting and reporting policies applied by Hudson City Bancorp and its wholly-owned subsidiary, Hudson City Savings, in the preparation of the accompanying consolidated financial statements. The consolidated financial statements have been prepared in conformity with GAAP. All significant intercompany transactions and balances have been eliminated in consolidation. As used in these consolidated financial statements, “Hudson City” refers to Hudson City Bancorp, Inc. or Hudson City Bancorp, Inc. and its consolidated subsidiary, depending on the context. In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the statements of financial condition and revenues and expenses for the period. Actual results could differ from these estimates. The ALL is a material estimate that is particularly susceptible to near-term change. The current economic environment has increased the degree of uncertainty inherent in this material estimate. In addition, bank regulators, as an integral part of their supervisory function, periodically review our allowance for loan losses. These regulatory agencies have the ability to require us, as they can require all banks, to increase our provision for loan losses or to recognize further charge-offs based upon their judgments, which may be different from ours. Any increase in the allowance required by these regulatory agencies could adversely affect our financial condition and results of operations.

Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents includes cash on hand, amounts due from banks and federal funds sold. Generally, federal funds are sold for one-day periods. Cash reserves are required to be maintained on deposit with the Federal Reserve Bank of New York based on deposits. The amount of the required reserves for the years ended December 31, 2011 and 2010 was $17.8 million and $19.3 million, respectively.

Mortgage-Backed Securities

Mortgage-backed securities include GSEs and U.S. Government agency pass-through certificates, which represent participating interests in pools of long-term first mortgage loans originated and serviced by third-party issuers of the securities, and real estate mortgage investment conduits (“REMICs”), which are securities derived by reallocating cash flows from mortgage pass-through securities or from pools of mortgage loans held by a trust. REMICs are a form of, and are often referred to as, collateralized mortgage obligations.

Mortgage-backed securities are classified as either held to maturity or available for sale. For the years ended December 31, 2011, 2010 and 2009, we did not maintain a trading portfolio. Mortgage-backed securities classified as held to maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts. Amortization and accretion is reflected as an adjustment to interest income over the life of the security, adjusted for estimated prepayments, using the effective interest method. Hudson City has both the ability and the positive intent to hold these investment securities to maturity. Mortgage-backed securities available for sale are carried at fair value, with unrealized gains and losses, net of tax, reported as a component of other comprehensive income or loss, which is included in shareholders’ equity. Amortization and accretion of premiums and discounts are reflected as an adjustment to interest income over the life of the security, adjusted for estimated prepayments, using the effective interest method. Realized gains and losses are recognized when securities are sold using the specific identification method. The estimated fair value of substantially all of these securities is determined by the use of market prices obtained from independent third-party pricing services. We assess the reasonableness of the fair values obtained by reference to a second independent nationally recognized pricing service. We conduct a periodic review and evaluation of the securities portfolio to determine if a decline in the fair value of any security below its cost basis is other-than-temporary. Our evaluation of other-than-temporary impairment considers the duration and severity of the impairment, our intent to sell the security and whether it is more likely than not that we will be required to sell before full recovery of our investment or maturity. For mortgage-backed securities deemed to be other-than-temporarily impaired, the security is written down to a new cost basis with the estimated credit loss charged to income as a component of non-interest expense and the non-credit related impairment loss charged to other comprehensive income. See “Critical Accounting Policies – Securities Impairment”.

Investment Securities

Investment securities are classified as either held to maturity or available for sale. For the years ended December 31, 2011, 2010 and 2009, we did not maintain a trading portfolio. Investment securities classified as held to maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts. Amortization and accretion is reflected as an adjustment to interest income over the life of the security using the effective interest method. Hudson City has both the ability and the positive intent to hold these investment securities to maturity. Securities available for sale are carried at fair value, with unrealized gains and losses, net of tax, reported as a component of accumulated other comprehensive income or loss, which is included in shareholders’ equity. Amortization and accretion of premiums and discounts are reflected as an adjustment to interest income over the life of the security using the effective interest method. Realized gains and losses are recognized when securities are sold or called using the specific identification method. The estimated fair value of substantially all of these securities is determined by the use of quoted market prices obtained from independent third-party pricing services. We assess the reasonableness of the fair values obtained by reference to a second independent nationally recognized pricing service. We conduct a periodic review and evaluation of the securities portfolio to determine if a decline in the fair value of any security below its cost basis is other-than-temporary. Our evaluation of other-than-temporary impairment considers the duration and severity of the impairment, our intent to sell the security and whether it is more likely than not that we will be required to sell before full recovery of our investment or maturity. For debt securities deemed to be other-than-temporarily impaired, the security is written down to a new cost basis with the estimated credit loss charged to income as a component of non-interest expense and the non-credit related impairment loss charged to other comprehensive income. For equity securities that are deemed to be other-than-temporarily impaired, the security is written down to a new cost basis and the resulting loss is charged to income as a component of non-interest expense. See “Critical Accounting Policies – Securities Impairment”.

Loans

Loans are stated at their principal amounts outstanding. Interest income on loans is accrued and credited to income as earned. Net loan origination fees and broker costs are deferred and amortized to interest income over the life of the loan using the effective interest method. Amortization and accretion of premiums and discounts is reflected as an adjustment to interest income over the life of the purchased loan using the effective interest method.

Existing customers in good credit standing were permitted to modify the terms of their mortgage loan, for a fee, to the terms of the currently offered fixed-rate product with a similar or reduced period to maturity than the current remaining period of their existing loan. The modified terms of these loans are at least as favorable to us as the terms of mortgage loans we offer to new customers. The fee assessed for modifying the mortgage loan is deferred and accreted over the life of the modified loan using the effective interest method. Such accretion is reflected as an adjustment to interest income. We have determined that the modification of the terms of the loan (i.e. the change in rate and period to maturity), represents a more than minor change to the loan. Accordingly, pre-modification deferred fees or costs associated with the mortgage loan are recognized in interest income at the time of the modification. Effective December 31, 2011, we discontinued this product offering.

A loan is considered delinquent when we have not received a payment within 30 days of its contractual due date. The accrual of income on loans that are not guaranteed by a U.S. Government agency is generally discontinued when interest or principal payments are 90 days in arrears or when the timely collection of such income is doubtful. Loans on which the accrual of income has been discontinued are designated as non-accrual loans and outstanding interest previously credited to income is reversed. Interest income on non-accrual loans and impaired loans is recognized in the period collected unless the ultimate collection of principal is considered doubtful. A non-accrual loan is returned to accrual status when factors indicating doubtful collection no longer exist.

We adopted Accounting Standards Update (“ASU”) No. 2011-02 on April 1, 2011 which provides additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a troubled debt restructuring. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that the restructuring constitutes a concession and the borrower is experiencing financial difficulties. As a result of our adoption of ASU No. 2011-02, in the second quarter of 2011 we determined that approximately $26.2 million of residential mortgage loans were troubled debt restructurings that were not previously considered as such.

Loans that were modified in a troubled debt restructuring primarily represent loans that have been in a deferred payment plan for an extended period of time, generally in excess of six months, loans that have had past due amounts capitalized as part of the loan balance, loans that have a confirmed Chapter 13 bankruptcy status and other repayment plans. These loans are individually evaluated for impairment to determine if the carrying value of the loan is in excess of the fair value of the collateral or the present value of the loan’s expected future cash flows.

Hudson City Savings defines the population of potential impaired loans to be all non-accrual construction, commercial real estate and multi-family loans as well as loans classified as troubled debt restructurings. Impaired loans are individually assessed to determine that the loan’s carrying value is not in excess of the fair value of the collateral or the present value of the loan’s expected future cash flows. Smaller balance homogeneous loans that are collectively evaluated for impairment, such as residential mortgage loans and consumer loans, are specifically excluded from the impaired loan analysis unless they have been modified as a troubled debt restructuring.

Allowance for Loan Losses

The allowance for loan losses has been determined in accordance with GAAP, under which we are required to maintain adequate allowances for loan losses. We are responsible for the timely and periodic determination of the amount of the allowance required. We believe that our ALL is adequate to cover specifically identifiable loan losses, as well as estimated losses inherent in our portfolio for which certain losses are probable but not specifically identifiable.

Our primary lending emphasis is the origination and purchase of one- to four-family first mortgage loans on residential properties and, to a lesser extent, second mortgage loans on one- to four-family residential properties resulting in a loan concentration in residential first mortgage loans at December 31, 2011. As a result of our lending practices, we also have a concentration of loans secured by real property located primarily in New Jersey, New York and Connecticut. At December 31, approximately 81.7% of our total loans are in the New York metropolitan area. Additionally, the states of Pennsylvania, Virginia, Illinois and Maryland, accounted for 4.7%, 2.6%, 2.3%, and 2.0%, respectively of total loans. The remaining 6.7% of the loan portfolio is secured by real estate primarily in the remainder of our lending markets which includes states as far south as South Carolina and as far east as the Mississippi River. Based on the composition of our loan portfolio, we believe the primary risks inherent in our portfolio are the continued weakened economic conditions due to the recent U.S. recession, continued high levels of unemployment, rising interest rates in the markets we lend and a continuing decline in real estate market values. Any one or a combination of these adverse trends may adversely affect our loan portfolio resulting in increased delinquencies, non-performing assets, charge-offs and future levels of loan loss provisions. We consider these trends in market conditions in determining the ALL.

Due to the nature of our loan portfolio, our evaluation of the adequacy of our ALL is performed primarily on a “pooled” basis. Each month we prepare an analysis which categorizes the entire loan portfolio by certain risk characteristics such as loan type (fixed-rate and adjustable-rate one- to four-family mortgages, home equity, multi-family, commercial, construction, etc.), loan source (originated or purchased) and payment status (i.e., current or number of days delinquent). Loans with known potential losses are categorized separately. We assign potential loss factors to the payment status categories on the basis of our assessment of the potential risk inherent in each loan type. These factors are periodically reviewed for appropriateness giving consideration to charge-off history, delinquency trends, portfolio growth and the status of the regional economy and housing market, in order to ascertain that the loss factors cover probable and estimable losses inherent in the portfolio. Based on our recent loss experience on non-performing loans, we updated certain loss factors used in our quantitative analysis of the ALL for one- to four- family first mortgage loans during 2011. This update in our loss factors did not have a material effect on the ultimate level of our ALL or on our provision for loan losses. We use this analysis, as a tool, together with principal balances and delinquency reports, to evaluate the adequacy of the ALL. Other key factors we consider in this process are current real estate market conditions in geographic areas where our loans are located, changes in the trend of non-performing loans, the results of our foreclosed property transactions, the current state of the local and national economy, changes in interest rates and loan portfolio growth. Any one or a combination of these adverse trends may adversely affect our loan portfolio resulting in increased delinquencies, loan losses and higher future levels of provisions.

We maintain the ALL through provisions for loan losses that we charge to income. We charge losses on loans against the ALL when we believe the collection of loan principal is unlikely. This is generally by the time a loan is 180 days delinquent and an updated appraisal reflects a shortfall in the collateral value as compared to the outstanding principal balance of a mortgage loan. We establish the provision for loan losses after considering the results of our review as described above. We apply this process and methodology in a consistent manner and we reassess and modify the estimation methods and assumptions used in response to changing conditions. Such changes, if any, are approved by our Asset Quality Committee (the “AQC”) each quarter.

Federal Home Loan Bank of New York Stock

As a member of the Federal Home Loan Bank of New York (the “FHLB”), we are required to acquire and hold shares of FHLB Class B stock. Our holding requirement varies based on our activities, primarily our outstanding borrowings, with the FHLB. Our investment in FHLB stock is carried at cost. We conduct a periodic review and evaluation of our FHLB stock to determine if any impairment exists.

Notes to Consolidated Financial Statements

Foreclosed Real Estate

Foreclosed real estate is property acquired through foreclosure or deed in lieu of foreclosure. Write-downs to fair value (net of estimated cost to sell) at the time of acquisition are charged to the ALL. After acquisition, foreclosed properties are held for sale and carried at the lower of fair value less estimated selling costs. Fair value is estimated through current appraisals, where practical, or an inspection and a comparison of the property securing the loan with similar properties in the area by either a licensed appraiser or real estate broker. Subsequent provisions for losses, which may result from the ongoing periodic valuations of these properties, are charged to income in the period in which they are identified. Carrying costs, such as maintenance and taxes, are charged to operating expenses as incurred.

Banking Premises and Equipment

Land is carried at cost. Buildings, leasehold improvements and furniture, fixtures and equipment are carried at cost, less accumulated depreciation and leasehold amortization. Buildings are depreciated over their estimated useful lives using the straight-line method. Furniture, fixtures and equipment are depreciated over their estimated useful lives using the double-declining balance method. Leasehold improvements are amortized over the shorter of their estimated useful lives or the term of the respective leases. The costs for major improvements and renovations are capitalized, while maintenance, repairs and minor improvements are charged to operating expenses as incurred. Gains and losses on dispositions are reflected currently as other non-interest income or expense.

Goodwill and Other Intangible Assets

Goodwill and intangible assets with indefinite useful lives are tested for impairment at least annually using a fair-value based two-step approach.

The first step (“Step 1”) used to identify potential impairment involves comparing each reporting unit’s estimated fair value to its carrying amount, including goodwill. As a community-oriented bank, substantially all of the Company’s operations involve the delivery of loan and deposit products to customers and these operations constitute the Company’s only segment for financial reporting purposes. If the estimated fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount exceeds the estimated fair value, there is an indication of potential impairment and the second step (“Step 2”) is performed to measure the amount. Step 2 involves calculating an implied fair value of goodwill for each reporting unit for which impairment was indicated in Step 1. The implied fair value of goodwill is determined in a manner similar to the amount of goodwill calculated in a business combination by measuring the excess of the estimated fair value of the reporting unit, as determined in Step 1, over the aggregate estimated fair values of the individual assets, liabilities, and identifiable intangibles, as if the reporting unit was being acquired at the impairment test date. Subsequent reversal of goodwill impairment losses is not permitted.

Income Taxes

We utilize the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Certain tax benefits attributable to stock options and restricted stock are credited to additional paid-in capital. A valuation allowance is established when management is unable to conclude that it is more likely than not that it will realize deferred tax assets based on the nature and timing of these items. Tax positions taken, or expected to be taken, in a tax return and which meet recognition thresholds, are recognized in our financial statements based on measurement attributes prescribed in accounting guidance. Accruals of interest and penalties related to unrecognized tax benefits are recognized in income tax expense.

Employee Benefit Plans

Hudson City maintains certain noncontributory retirement and postretirement benefit plans, which cover employees hired prior to August 1, 2005 who have met the eligibility requirements of the plans. Certain health care and life insurance benefits are provided for retired employees. The expected cost of benefits provided for retired employees is actuarially determined and accrued ratably from the date of hire to the date the employee is fully eligible to receive the benefits.

The accounting guidance related to retirement benefits requires an employer to: (a) recognize in its statement of financial position an asset for a plan’s overfunded status or a liability for a plan’s underfunded status; (b) measure a plan’s assets and its obligations that determine its funded status as of the end of the employer’s fiscal year; and (c) recognize, in comprehensive income, changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur.

The Employee Stock Ownership Plan (the “ESOP”) is accounted for in accordance with FASB guidance related to employee stock ownership plans. The funds borrowed by the ESOP from Hudson City Bancorp to purchase Hudson City Bancorp common stock are being repaid from Hudson City Savings’ contributions and dividends paid on unallocated ESOP shares over a period of up to 40 years. Hudson City common stock not allocated to participants is recorded as a reduction of stockholders’ equity at cost. Compensation expense for the ESOP is based on the average market price of our stock during each quarter.

Stock-Based Compensation

Stock-based compensation expense is recognized over the period of requisite service based upon the grant-date fair value of those awards.

Bank-Owned Life Insurance

Bank-owned life insurance (“BOLI”) is accounted for in accordance with FASB guidance related to Split-Dollar Life Insurance Agreements. The cash surrender value of BOLI is recorded on our consolidated statement of financial condition as an asset and the change in the cash surrender value is recorded as non-interest income. The amount by which any death benefits received exceeds a policy’s cash surrender value is recorded in non-interest income at the time of receipt. A liability is also recorded on our consolidated statement of financial condition for postretirement death benefits provided by the split-dollar endorsement policy. A corresponding expense is recorded in non-interest expense for the accrual of benefits over the period during which employees provide services to earn the benefits.

Borrowed Funds

Hudson City enters into sales of securities under agreements to repurchase with selected brokers and the FHLB. These agreements are recorded as financing transactions as Hudson City maintains effective control over the transferred securities. The dollar amount of the securities underlying the agreements continues to be carried in Hudson City’s securities portfolio. The obligations to repurchase the securities are reported as a liability in the consolidated statements of financial condition. The securities underlying the agreements are delivered to the party with whom each transaction is executed. They agree to resell to Hudson City the same securities at the maturity or call of the agreement. Hudson City retains the right of substitution of the underlying securities throughout the terms of the agreements.

Notes to Consolidated Financial Statements

Hudson City has also obtained advances from the FHLB, which are generally secured by a blanket lien against our mortgage portfolio. Total borrowings with the FHLB are generally limited by a multiple of the amount of FHLB stock owned or a percentage of the fair value of our mortgage portfolio, whichever is greater.

The loss on the early extinguishment of debt is based on the fair value of the borrowing and is included in non-interest expense.

The Bank has modified certain structured borrowings to eliminate or reduce the put option held by the lender. Management evaluates each modification to determine if the modification results in a substantially different borrowing and therefore should be recognized as an extinguishment. The evaluation of the modifications includes a comparison of the borrowing’s cash flows before and after the modification, the terms of any collateral agreements and option agreements, and the amount of any fees exchanged. None of the debt modifications entered into during 2011, 2010 and 2009 resulted in a debt extinguishment.

Comprehensive Income

Comprehensive income is comprised of net income and other comprehensive income. Other comprehensive income includes items such as changes in unrealized gains and losses on securities available for sale, net of tax and changes in the unrecognized prior service costs or credits of defined benefit pension and other postretirement plans, net of tax. Comprehensive income is presented in the consolidated statements of changes in shareholders’ equity.

Segment Information

FASB guidance requires public companies to report certain financial information about significant revenue-producing segments of the business for which such information is available and utilized by the chief operating decision maker. As a community-oriented financial institution, substantially all of our operations involve the delivery of loan and deposit products to customers. Management makes operating decisions and assesses performance based on an ongoing review of these community banking operations, which constitute our only operating segment for financial reporting purposes.

Earnings per Share

Basic earnings per share is computed by dividing income available to common stockholders by the weighted average number of shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock (such as stock options) were exercised or resulted in the issuance of common stock. These potentially dilutive shares would then be included in the weighted average number of shares outstanding for the period using the treasury stock method. The Company reported a net loss for 2011 and therefore potentially dilutive shares are not included in the weighted average number of shares outstanding for 2011. Shares issued and shares reacquired during any period are weighted for the portion of the period that they were outstanding.

In computing both basic and diluted earnings per share, the weighted average number of common shares outstanding includes the ESOP shares previously allocated to participants and shares committed to be released for allocation to participants and the recognition and retention plans (“RRP”) shares which have vested or have been allocated to participants. ESOP and RRP shares that have been purchased but have not been committed to be released or have not vested are excluded from the computation of basic and diluted earnings per share.

Notes to Consolidated Financial Statements

Stock Repurchase Programs	12 Months Ended
Dec. 31, 2011
Stock Repurchase Programs [Abstract]
Stock Repurchase Programs
3.	Stock Repurchase Programs

We have previously announced several stock repurchase programs. Under our stock repurchase programs, shares of Hudson City Bancorp common stock may be purchased in the open market or through other privately negotiated transactions, depending on market conditions. The repurchased shares are held as treasury stock for general corporate use. In accordance with the terms of the memorandum of understanding described in Note 14, future share repurchases must be approved by the FRB. We did not purchase any of our common shares pursuant to the repurchase programs during the year ended December 31, 2011. Included in treasury stock are vested shares related to stock awards that were surrendered for withholding taxes. These shares are included in treasury stock purchases in the consolidated statements of cash flows and amounted to 17,145, 34,923, and 19,355 shares for 2011, 2010 and 2009, respectively. During the year ended December 31, 2009 we purchased 3,970,605 shares of our common stock at an aggregate cost of $43.5 million. There were no stock repurchases during the year ended December 31, 2010. As of December 31, 2011, there remained 50,123,550 shares that may be purchased under the existing stock repurchase programs.

Mortgage-Backed Securities	12 Months Ended
Dec. 31, 2011
Mortgage-Backed Securities [Abstract]
Mortgage-Backed Securities
4.	Mortgage-Backed Securities

The amortized cost and estimated fair market value of mortgage-backed securities at December 31 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Market Value

	(In thousands)

2011
Held to Maturity:
GNMA pass-through certificates	$83,587	$2,602	$-	$86,189
FNMA pass-through certificates	1,154,638	78,603	(4)	1,233,237
FHLMC pass-through certificates	2,132,408	125,364	-	2,257,772
FHLMC and FNMA - REMICs	744,890	46,335	-	791,225

Total held to maturity	$4,115,523	$252,904	$(4)	$4,368,423

Available for Sale:
GNMA pass-through certificates	$1,139,894	$26,353	$(19)	$1,166,228
FNMA pass-through certificates	4,407,970	60,059	-	4,468,029
FHLMC pass-through certificates	3,390,467	61,689	-	3,452,156
FHLMC and FNMA - REMICs	81,768	2,209	-	83,977

Total available for sale	$9,020,099	$150,310	$(19)	$9,170,390

2010
Held to Maturity:
GNMA pass-through certificates	$98,887	$2,802	$-	$101,689
FNMA pass-through certificates	1,622,994	87,271	-	1,710,265
FHLMC pass-through certificates	2,943,565	148,248	-	3,091,813
FHLMC and FNMA - REMICs	1,248,926	46,846	(32)	1,295,740

Total held to maturity	$5,914,372	$285,167	$(32)	$6,199,507

Available for Sale:
GNMA pass-through certificates	$1,560,755	$27,214	$(7,487)	$1,580,482
FNMA pass-through certificates	10,333,033	122,305	(57,550)	10,397,788
FHLMC pass-through certificates	5,521,741	129,547	(32,116)	5,619,172
FHLMC and FNMA - REMICs	509,755	13,340	-	523,095

Total available for sale	$17,925,284	$292,406	$(97,153)	$18,120,537

Notes to Consolidated Financial Statements

The following tables summarize the fair values and unrealized losses of mortgage-backed securities with an unrealized loss at December 31, 2011 and 2010, segregated between securities that had been in a continuous unrealized loss position for less than twelve months or longer than twelve months at the respective dates.

	Less Than 12 Months		12 Months or Longer		Total

	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

			(In thousands)

2011
Held to Maturity:
FNMA pass-through certificates	$210	$(4)	$-	$-	$210	$(4)

Total held to maturity	210	(4)	-	-	210	(4)

Available for Sale:
GNMA pass-through certificates	12,891	(19)	-	-	12,891	(19)

Total available for sale	12,891	(19)	-	-	12,891	(19)

Total	$13,101	$(23)	$-	$-	$13,101	$(23)

2010
Held to Maturity:
FHLMC and FNMA - REMIC’s	$7,373	$(24)	$3,163	$(8)	$10,536	$(32)

Total held to maturity	7,373	(24)	3,163	(8)	10,536	(32)

Available for Sale:
GNMA pass-through certificates	424,575	(7,487)	-	-	424,575	(7,487)
FNMA pass-through certificates	4,375,620	(57,550)	-	-	4,375,620	(57,550)
FHLMC pass-through certificates	2,425,458	(32,116)	-	-	2,425,458	(32,116)

Total available for sale	7,225,653	(97,153)	-	-	7,225,653	(97,153)

Total	$7,233,026	$(97,177)	$3,163	$(8)	$7,236,189	$(97,185)

The unrealized losses were primarily due to the changes in market interest rates subsequent to purchase. At December 31, 2011, a total of 4 securities were in an unrealized loss position (99 at December 31, 2010). We did not consider these investments to be other-than-temporarily impaired at December 31, 2011 and December 31, 2010 since the decline in market value was attributable to changes in interest rates and not credit quality and the Company does not intend to sell and does not believe that it is more likely than not that we will be required to sell these investments until there is a full recovery of the unrealized loss, which may be at maturity. As a result no impairment loss was recognized during the years ended December 31, 2011, 2010 and 2009, respectively.

Notes to Consolidated Financial Statements

The amortized cost and estimated fair market value of mortgage-backed securities held to maturity and available for sale at December 31, 2011, by contractual maturity, are shown below. The table does not include the effect of prepayments and scheduled principal amortization which totaled $4.60 billion in 2011.

	Amortized Cost	Estimated Fair Market Value

	(In thousands)

Held to Maturity:
Due after one year through five years	$1,700	$1,819
Due after five years through ten years	8,650	9,203
Due after ten years	4,105,173	4,357,401

Total held to maturity	$4,115,523	$4,368,423

Available for Sale:
Due after ten years	$9,020,099	$9,170,390

Total available for sale	$9,020,099	$9,170,390

Sales of mortgage-backed securities available-for-sale amounted to $8.96 billion, $3.92 billion and $761.6 million during 2011, 2010 and 2009, respectively. Realized gains on the sales of mortgage-backed securities amounted to $100.0 million, $152.6 million and $24.0 million during 2011, 2010 and 2009, respectively. The sales in 2011 were engaged in as part of the Transactions described in Note 10.

As of December 31, 2011, mortgage-backed securities with an amortized cost of $8.47 billion were pledged as collateral for securities sold under agreements to repurchase.

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities
5.	Investment Securities

The amortized cost and estimated fair market value of investment securities at December 31 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Market Value

	(In thousands)

2011
Held to Maturity:
United States government-sponsored enterprises debt	$539,011	$6,750	$-	$545,761

Total held to maturity	$539,011	$6,750	$-	$545,761

Available for Sale:
Equity securities	$6,767	$601	$-	$7,368

Total available for sale	$6,767	$601	$-	$7,368

2010
Held to Maturity:
United States government-sponsored enterprises debt	$3,939,006	$3,698	$(75,216)	$3,867,488

Total held to maturity	$3,939,006	$3,698	$(75,216)	$3,867,488

Available for Sale:
United States government-sponsored enterprises debt	$80,000	$2,647	$-	$82,647
Equity securities	6,767	381	-	7,148

Total available for sale	$86,767	$3,028	$-	$89,795

Notes to Consolidated Financial Statements

At December 31, 2011, there were no unrealized losses on our available for sale and held-to-maturity investment securities. Therefore, there were no other-than-temporary impairment (the “OTTI”) concerns related to these securities at December 31, 2011. Additionally, there were no OTTI charges in 2011, 2010, or 2009.

The following table summarizes the fair values and unrealized losses of investment securities with an unrealized loss at December 31, 2010, and if the unrealized loss position was for a continuous period of less than twelve months or longer than twelve months at the respective dates.

	Less Than 12 Months		12 Months or Longer		Total

	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

			(In thousands)

2010
Held to Maturity:
United States government-sponsored enterprises debt	$3,524,781	$(75,216)	$-	$-	$3,524,781	$(75,216)

Total held to maturity	3,524,781	(75,216)	-	-	3,524,781	(75,216)

Total	$3,524,781	$(75,216)	$-	$-	$3,524,781	$(75,216)

The unrealized losses at December 31, 2010 were primarily due to changes in market interest rates subsequent to purchase. At December 31, 2011, there were no securities in an unrealized loss position (16 at December 31, 2010). We did not consider these investments to be other-than-temporarily impaired at December 31, 2010 since the decline in market value was attributable to changes in interest rates and not credit quality and the Company does not intend to sell and does not believe that it is more likely than not that we will be required to sell these investments until there is a full recovery of the unrealized loss, which may be at maturity. As a result no impairment loss has been recognized during the years ended December 31, 2011, 2010 and 2009, respectively.

The amortized cost and estimated fair market value of investment securities held to maturity and available for sale at December 31, 2011, by contractual maturity, are shown below. The expected maturity may differ from the contractual maturity because issuers may have the right to call or prepay obligations. Equity securities have been excluded from this table.

	Amortized Cost	Estimated Fair Market Value

	(In thousands)

Held to Maturity:
Due after ten years	$539,011	$545,761

Total held to maturity	$539,011	$545,761

There were sales of $80.0 million and $168,000 of investment securities available-for-sale during 2011 and 2009, respectively and none during 2010. Gross realized gains on sales and calls of investment securities available for sale were $2.5 million and $148,000 during 2011 and 2009, respectively, and none during 2010. The carrying value of securities pledged as required security for deposits and for other purposes required by law amounted to $17.4 million and $21.6 million at December 31, 2011 and 2010, respectively.

As of December 31, 2011, investment securities with an amortized cost of $500 million were pledged as collateral for securities under agreements to repurchase.

Notes to Consolidated Financial Statements

Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
6.	Loans and Allowance for Loan Losses

Loans at December 31 are summarized as follows:

	2011	2010
	(In thousands)

First mortgage loans:
One- to four-family
Amortizing	$23,480,909	$24,912,935
Interest-only	4,779,863	5,136,463
FHA/VA	734,781	499,724
Multi-family and commercial	39,634	48,067
Construction	4,929	9,081

Total first mortgage loans	29,040,116	30,606,270

Consumer and other loans:
Fixed–rate second mortgages	131,597	160,896
Home equity credit lines	134,502	137,467
Other	21,130	19,264

Total consumer and other loans	287,229	317,627

Total loans	$29,327,345	$30,923,897

There were no loans held for sale at December 31, 2011 and 2010.

The following tables present the composition of our loan portfolio by credit quality indicator at the dates indicated:

Credit Risk Profile based on Payment Activity

			(In thousands)

	One-to four- family first mortgage loans		Other first Mortgages		Consumer and Other			Total Loans
December 31, 2011	Amortizing	Interest-only	Multi-family and Commercial	Construction	Fixed-rate second mortgages	Home Equity credit lines	Other
Performing	$23,417,785	$4,566,001	$37,411	$585	$130,869	$130,897	$21,110	$28,304,658
Non-performing	797,905	213,862	2,223	4,344	728	3,605	20	1,022,687

Total	$24,215,690	$4,779,863	$39,634	$4,929	$131,597	$134,502	$21,130	$29,327,345

December 31, 2010
Performing	$24,733,745	$4,957,115	$46,950	$1,521	$160,456	$135,111	$17,740	$30,052,638
Non-performing	678,914	179,348	1,117	7,560	440	2,356	1,524	871,259

Total	$25,412,659	$5,136,463	$48,067	$9,081	$160,896	$137,467	$19,264	$30,923,897

Notes to Consolidated Financial Statements

Credit Risk Profile by Internally Assigned Grade
			(In thousands)

	One-to four- family first mortgage loans		Other first Mortgages		Consumer and Other			Total Loans
December 31, 2011	Amortizing	Interest-only	Multi-family and Commercial	Construction	Fixed-rate second mortgages	Home Equity credit lines	Other
Pass	$23,325,078	$4,536,090	$23,997	$-	$130,649	$130,487	$19,231	$28,165,532
Special mention	146,391	26,428	2,989	-	220	410	593	177,031
Substandard	744,221	217,345	12,648	4,929	728	3,605	1,306	984,782

Total	$24,215,690	$4,779,863	$39,634	$4,929	$131,597	$134,502	$21,130	$29,327,345

December 31, 2010
Pass	$24,646,101	$4,927,545	$37,697	$1,521	$160,216	$134,408	$17,737	$29,925,225
Special mention	151,800	29,570	1,199	-	240	703	3	183,515
Substandard	614,758	179,348	1,117	7,560	440	2,356	1,524	807,103
Doubtful	-	-	8,054	-	-	-	-	8,054

Total	$25,412,659	$5,136,463	$48,067	$9,081	$160,896	$137,467	$19,264	$30,923,897

Loan classifications are defined as follows:

•

Pass – These loans are well protected by the current net worth and paying capacity of the obligor (or guarantors, if any) or by the fair value, less cost to acquire and sell, of any underlying collateral in a timely manner.

•	Special Mention – These loans have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of repayment prospects.
•

Substandard – These loans are inadequately protected by the current net worth and paying capacity of the obligor or by the collateral pledged, if any. Assets so classified must have a well-defined weakness, or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that we will sustain some loss if the deficiencies are not corrected.

•

Doubtful – These loans have all the weaknesses inherent in a loan classified substandard with the added characteristic that the weaknesses make the full recovery of our principal balance highly questionable and improbable on the basis of currently known facts, conditions, and values. The likelihood of a loss on an asset or portion of an asset classified Doubtful is high. Its classification as Loss is not appropriate, however, because pending events are expected to materially affect the amount of loss.

•

Loss – These loans are considered uncollectible and of such little value that a charge-off is warranted. This classification does not necessarily mean that an asset has no recovery or salvage value; but rather, there is much doubt about whether, how much, or when the recovery will occur.

We evaluate the classification of our one-to four- family mortgage loans, consumer loans and other loans primarily on a pooled basis by delinquency. Loans that are past due 60 to 89 days are classified as special mention and loans that are past due 90 days or more are classified as substandard. We obtain updated valuations for one- to four- family mortgage loans by the time a loan becomes 180 days past due. If necessary, we charge-off an amount to reduce the carrying value of the loan to the value of the underlying property, less estimated selling costs. Since we record the charge-off when we receive the updated valuation, we typically do not have any residential first mortgages classified as doubtful or loss. We evaluate troubled debt restructured loans, multi-family, commercial and construction loans individually and base our classification on the debt service capability of the underlying property as well as secondary sources of repayment such as the borrower’s and any guarantor’s ability and willingness to provide debt service.

Originating loans secured by residential real estate is our primary business. Our financial results may be adversely affected by changes in prevailing economic conditions, either nationally or in our local New Jersey and metropolitan New York market areas, including decreases in real estate values, adverse employment conditions, the monetary and fiscal policies of the federal and state government and other significant external events. As a result of our lending practices, we have a concentration of loans secured by real property located primarily in New Jersey, New York and Connecticut (the “New York metropolitan area”). At December 31, 2011 approximately 81.7% of our total loans are in the New York metropolitan area.

Included in our loan portfolio at December 31, 2011 and December 31, 2010 are $4.78 billion and $5.14 billion, respectively, of interest-only one-to four-family residential mortgage loans. These loans are originated as adjustable-rate mortgage (“ARM”) loans with initial terms of five, seven or ten years with the interest-only portion of the payment based upon the initial loan term, or offered on a 30-year fixed-rate loan with interest-only payments for the first 10 years of the obligation. At the end of the initial 5-, 7- or 10-year interest-only period, the loan payment will adjust to include both principal and interest and will amortize over the remaining term so the loan will be repaid at the end of its original life. We had $213.9 million and $179.3 million of non-performing interest-only one-to four-family residential mortgage loans at December 31, 2011 and December 31, 2010, respectively.

In addition to our full documentation loan program, we originate loans to certain eligible borrowers as limited documentation loans. We have originated these types of loans for over 15 years. Loans eligible for limited documentation processing are ARM loans, interest-only first mortgage loans and 10-, 15-, 20- and 30-year fixed-rate loans to owner-occupied primary and second home applicants. These loans are available in amounts up to 70% of the lower of the appraised value or purchase price of the property. Generally the maximum loan amount for limited documentation loans is $750,000 and these loans are subject to higher interest rates than our full documentation loan products. Limited documentation loans have an inherently higher level of risk compared to loans with full documentation. Included in our loan portfolio at December 31, 2011 are $3.85 billion of originated amortizing limited documentation loans and $956.2 million of originated limited documentation interest-only loans. Non-performing loans at December 31, 2011 include $126.9 million of originated amortizing limited documentation loans and $71.0 million of originated interest-only limited documentation loans. Included in our loan portfolio at December 31, 2010 are $3.38 billion of originated amortizing limited documentation loans and $938.8 million of originated limited documentation interest-only loans. Non-performing loans at December 31, 2010 include $91.5 million of originated amortizing limited documentation loans and $58.3 million of originated interest-only limited documentation loans.

Notes to Consolidated Financial Statements

The following table is a comparison of our delinquent loans by class as of the date indicated:

	30-59 Days	60-89 Days	90 Days or more	Total Past Due	Current Loans	Total Loans	90 Days or more and accruing (1)
At December 31, 2011	(In thousands)
One- to four-family first mortgages:
Amortizing	$357,099	$158,546	$797,905	$1,313,550	$22,902,140	$24,215,690	$97,476
Interest-only	63,360	27,833	213,862	305,055	4,474,808	4,779,863	-
Multi-family and commercial mortgages	1,521	393	2,223	4,137	35,497	39,634	-
Construction loans	-	-	4,344	4,344	585	4,929	-
Consumer and other loans:
Fixed-rate second mortgages	1,202	220	728	2,150	129,447	131,597	-
Home equity lines of credit	2,471	410	3,605	6,486	128,016	134,502	-
Other	1,536	2	20	1,558	19,572	21,130	-

Total	$427,189	$187,404	$1,022,687	$1,637,280	$27,690,065	$29,327,345	$97,476

At December 31, 2010
One- to four-family first mortgages:
Amortizing	$363,583	$161,530	$678,914	$1,204,027	$24,208,632	$25,412,659	$64,156
Interest-only	47,479	29,570	179,348	256,397	4,880,066	5,136,463	-
Multi-family and commercial mortgages	3,199	1,199	1,117	5,515	42,552	48,067	-
Construction loans	-	-	7,560	7,560	1,521	9,081	-
Consumer and other loans:
Fixed-rate second mortgages	896	240	440	1,576	159,320	160,896	-
Home equity lines of credit	2,419	703	2,356	5,478	131,989	137,467	-
Other	1,330	3	1,524	2,857	16,407	19,264	-

Total	$418,906	$193,245	$871,259	$1,483,410	$29,440,487	$30,923,897	$64,156

      (1) Loans that are past due 90 days or more and still accruing interest are loans that are guaranteed by the FHA.

The following table presents the geographic distribution of our loan portfolio as a percentage of total loans and of our non-performing loans as a percentage of total non-performing loans at December 31:

	2011		2010

	Total loans	Non-performing Loans	Total loans	Non-performing Loans

New Jersey	44.7%	51.3%	44.0%	45.7%
New York	22.4	19.5	19.9	18.7
Connecticut	14.6	6.8	14.5	6.5

Total New York metropolitan area	81.7	77.6	78.4	70.9

Pennsylvania	4.7	1.4	3.1	1.2
Virginia	2.6	2.9	3.5	4.6
Illinois	2.3	4.7	3.0	4.9
Maryland	2.0	3.2	2.7	4.4
All others	6.7	10.2	9.3	14.0

Total outside New York metropolitan area	18.3	22.4	21.6	29.1

	100.0%	100.0%	100.0%	100.0%

Notes to Consolidated Financial Statements

The following is a summary of loans, by class, on which the accrual of income has been discontinued and loans that are contractually past due 90 days or more but have not been classified as non-accrual at December 31:

	2011	2010
	(In thousands)

Non-accrual loans:
One-to four-family amortizing loans	$700,429	$614,758
One-to four-family interest-only loans	213,862	179,348
Multi-family and commercial mortgages	2,223	1,117
Construction loans	4,344	7,560
Fixed-rate second mortgages	728	440
Home equity lines of credit	3,605	2,356
Other loans	20	1,524

Total non-accrual loans	925,211	807,103
Accruing loans delinquent 90 days or more (1)	97,476	64,156

Total non-performing loans	$1,022,687	$871,259

(1) Loans that are past due 90 days or more and still accruing interest are loans that are insured by the FHA.

The total amount of interest income on non-accrual loans that would have been recognized if interest on all such loans had been recorded based upon original contract terms amounted to approximately $56.2 million. The total amount of interest income received during the year on non-accrual loans amounted to approximately $2.6 million during 2011. Hudson City is not committed to lend additional funds to borrowers on non-accrual status.

Loans modified in a troubled debt restructuring totaled $66.5 million at December 31, 2011 of which $7.4 million are 30 to 59 days past due, $4.8 million are 60 to 89 days past due and $11.4 million are 90 days or more past due and are included in non-accrual loans. The remaining troubled debt restructurings were current at December 31, 2011 and have complied with the terms of their restructure agreement. We discontinue accruing interest on troubled debt restructurings that are past due 90 days or more or if we believe we will not collect all amounts contractually due. Approximately $3.3 million of troubled debt restructurings that were previously accruing interest became 90 days or more past due during 2011 for which we ceased accruing interest. At December 31, 2010, loans modified in a troubled debt restructuring totaled $11.1 million all of which were current at the time of their restructuring and were in compliance with the terms of their restructure agreement at December 31, 2010. As a result of our adoption of ASU No. 2011-02 in the second quarter of 2011, we determined that approximately $26.2 million of residential mortgage loans were troubled debt restructurings that were not previously considered as such.

The following table is a comparison of our troubled debt restructuring by class as of the date indicated.

	December 31, 2011			December 31, 2010

	Number of Contracts	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Number of Contracts	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment
	(In thousands)

Troubled debt restructurings:
One-to-four family first mortgages:
Amortizing	146	$57,336	$53,831	6	$2,014	$2,031
Interest-only	9	4,970	4,799	1	1,093	1,103
Multi-family and commercial mortgages	2	7,911	7,911	2	7,911	7,911

Total	157	$70,217	$66,541	9	$11,018	$11,045

Notes to Consolidated Financial Statements

Upon request, we will generally agree to a short-term payment plan for certain residential mortgage loan borrowers. Many of these customers are current as to their mortgage payments, but may be anticipating a short-term cash flow need and want to protect their credit history. The extent of these plans is generally limited to no more than a six-month deferral of principal payments. Pursuant to these short-term payment plans, we do not modify mortgage notes, recast legal documents, extend maturities or reduce interest rates. We also do not forgive any interest or principal. These loans have not been classified as troubled debt restructurings since we collect all principal and interest, the deferral period is short and any reduction in the present value of cash flows is due to the insignificant delay in the timing of principal payments. As a result, these restructurings did not meet the requirements in ASU No. 2011-02 to be considered a troubled debt restructuring. The principal balance of loans with payment plans at December 31, 2011 amounted to $28.1 million, including $19.7 million of loans that are current, $2.0 million that are 30 to 59 days past due, $3.1 million that are 60 to 89 days past due and $3.3 million that are non-accrual loans and 90 days or more past due. The principal balance of loans with payment plans at December 31, 2010 amounted to $81.3 million, including loans that were determined to be troubled debt restructurings as a result of our adoption of ASU No. 2011-02. Of the $81.3 million of loans in payment plans at December 31, 2010, $54.4 million were current, $13.9 million were 30 to 59 days past due, $4.7 million were 60 to 89 days past due and $8.3 million were 90 days or more past due.

Loans evaluated for impairment include loans classified as troubled debt restructurings and non-performing multi-family, commercial and construction loans. The following table presents our loans evaluated for impairment by class at the date indicated:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In thousands)

December 31, 2011

One-to four-family amortizing loans	$53,831	$56,876	$-	$55,595	$2,411
One-to four-family interest-only loans	4,799	4,974	-	4,891	159
Multi-family and commercial mortgages	6,548	10,266	3,718	10,294	485
Construction loans	3,622	4,344	722	4,752	-

Total	$68,800	$76,460	$4,440	$75,532	$3,055

December 31, 2010

One-to four-family amortizing loans	$2,031	$2,031	$-	$2,031	$106
One-to four-family interest-only loans	1,104	1,104	-	1,104	55
Multi-family and commercial mortgages	5,712	9,161	3,449	9,159	485
Construction loans	5,863	7,560	1,697	6,949	-

Total	$14,710	$19,856	$5,146	$19,243	$646

Notes to Consolidated Financial Statements

An analysis of the ALL at December 31 follows:

	2011	2010	2009

	(In thousands)

Balance at beginning of year	$236,574	$140,074	$49,797

Charge-offs	(97,096)	(110,771)	(48,133)
Recoveries	14,313	12,271	910

Net charge-offs	(82,783)	(98,500)	(47,223)

Provision for loan losses	120,000	195,000	137,500

Balance at end of year	$273,791	$236,574	$140,074

The following table presents the activity in our ALL by portfolio segment at the year indicated.

	At December 31, 2011

	One-to four- Family Mortgages	Multi-family and Commercial Mortgages	Construction	Consumer and Other Loans	Total

	(In thousands)

Balance at December 31, 2009	$133,927	$1,304	$1,865	$2,978	$140,074
Provision for loan losses	191,697	3,115	(137)	325	195,000

Charge-offs	(110,669)	-	-	(102)	(110,771)
Recoveries	12,269	-	-	2	12,271

Net (charge-offs) recoveries	(98,400)	-	-	(100)	(98,500)

Balance at December 31, 2010	$227,224	$4,419	$1,728	$3,203	$236,574
Provision for loan losses	120,126	(37)	(994)	905	120,000

Charge-offs	(96,714)	-	-	(382)	(97,096)
Recoveries	14,286	-	-	27	14,313

Net (charge-offs) recoveries	(82,428)	-	-	(355)	(82,783)

Balance at December 31, 2011	$264,922	$4,382	$734	$3,753	$273,791

Loan portfolio:
Balance at end of year
Individually evaluated for impairment	$58,630	$10,266	$4,344	$-	$73,240
Collectively evaluated for impairment	28,936,923	29,368	585	287,229	29,254,105
Allowance
Individually evaluated for impairment	$1,335	$3,718	$722	$-	$5,775
Collectively evaluated for impairment	263,587	664	12	3,753	268,016

The ultimate ability to collect the loan portfolio is subject to changes in the real estate market and future economic conditions. Since 2008, there has been a decline in house prices, both nationally and locally. Housing market conditions in our lending market areas weakened during this period as evidenced by reduced levels of sales, increasing inventories of houses on the market, declining house prices and an increase in the length of time houses remain on the market.

Although we believe that we have established and maintained the ALL at adequate levels, additions may be necessary if future economic and other conditions differ substantially from the current operating environment. While we continue to adhere to prudent underwriting standards, we are geographically concentrated in the New York metropolitan area of the United States and, therefore, are not immune to negative consequences arising from overall economic weakness and, in particular, a sharp downturn in the housing industry. Continued decreases in real estate values could adversely affect the value of property used as collateral for our loans. No assurance can be given in any particular case that our loan-to-value ratios will provide full protection in the event of borrower default. Adverse changes in the economy and increases in the unemployment rate may have a negative effect on the ability of our borrowers to make timely loan payments, which would have an adverse impact on our earnings. A further increase in loan delinquencies would decrease our net interest income and may adversely impact our loss experience on non-performing loans which may result in an increase in the loss factors used in our quantitative analysis of the ALL, causing increases in our provision and ALL. Although we use the best information available, the level of the ALL remains an estimate that is subject to significant judgment and short-term change.

We obtain new collateral values by the time a loan becomes 180 days delinquent and then annually thereafter. If the estimated fair value of the collateral (less estimated selling costs) is less than the recorded investment in the loan, we charge-off an amount to reduce the loan to the fair value of the collateral less estimated selling costs. As a result, certain losses inherent in our non-performing loans are being recognized as charge-offs which may result in a lower ratio of the ALL to non-performing loans. Net charge-offs amounted to $82.8 million for 2011 as compared to $98.5 million for 2010.

Banking Premises and Equipment, Net	12 Months Ended
Dec. 31, 2011
Banking Premises and Equipment, Net [Abstract]
Banking Premises and Equipment, net

7.    Banking Premises and Equipment, net

A summary of the net carrying value of banking premises and equipment at December 31 is as follows:

	2011	2010

	(In thousands)

Land	$5,806	$5,806
Buildings	56,659	56,127
Leasehold improvements	46,202	45,812
Furniture, fixtures and equipment	91,424	83,278

Total acquisition cost	200,091	191,023

Accumulated depreciation and amortization	(129,481)	(121,579)

Total banking premises and equipment, net	$70,610	$69,444

Amounts charged to net occupancy expense for depreciation and amortization of banking premises and equipment amounted to $8.4 million, $8.7 million and $9.7 million in 2011, 2010 and 2009, respectively.

Hudson City has entered into non-cancelable operating lease agreements with respect to banking premises and equipment. It is expected that many agreements will be renewed at expiration in the normal course of business. Future minimum rental commitments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year are as follows:

Year	Amount

(In thousands)

2012	$9,516
2013	9,624
2014	9,511
2015	9,214
2016	9,010
Thereafter	92,723

Total	$139,598

Notes to Consolidated Financial Statements

Net occupancy expense included gross rental expense for bank premises of $11.8 million, $11.2 million, and $10.4 million in 2011, 2010, and 2009, respectively, and rental income of $340,000, $334,000, and $356,000 for the respective years.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

8.    Goodwill and Other Intangible Assets

Goodwill and other intangible assets amounted to $155.2 million and were recorded as a result of Hudson City Bancorp’s acquisition of Sound Federal Bancorp, Inc. in 2006.

Due to declines in our common stock price during the third quarter of 2011, we assessed goodwill for impairment. Based on Step 1 of our analysis, the estimated fair value of the Company was less than the Company’s book value which indicated potential goodwill impairment. Based on our Step 2 analysis, the implied goodwill of the Company exceeded the carrying value of goodwill. Therefore, we did not recognize any impairment of goodwill or other intangible assets during the nine months ended September 30, 2011.

We reported a net loss of $360.5 million during the fourth quarter of 2011 due primarily to the debt extinguishment transaction described in Note 10. As a result, our shareholders equity decreased by $419.0 million or 8.4%, to $4.56 billion. Due to the decline in the Company’s book value during the fourth quarter of 2011, we re-assessed goodwill for impairment at December 31, 2011. We performed a goodwill impairment analysis with the assistance of an independent third-party valuation firm. We utilized multiple approaches in estimating the fair value of the Company including (i) a comparable transactions approach based on acquisition pricing multiples or ratios recently paid in the sale or merger of relatively comparable banking franchises; (ii) a control premium approach based on the Company’s trading price adjusted by a premium for acquiring control based on control premium data for recent banking sales or mergers; (iii) a public market peers control premium approach based on the trading prices of similar publicly-traded companies as measured by standard valuation multiples or ratios adjusted by a premium for acquiring control based on control premium data for recent banking sales or mergers; and, (iv) the discounted cash flow approach whereby value is determined based on the present value of the sum of the projected dividends and a terminal value in the future.

Based on the results of the goodwill impairment analysis, we concluded that goodwill was not impaired. Therefore, we did not recognize any impairment of goodwill or other intangible assets during 2011. The estimation of the fair value of the Company requires the use of estimates and assumptions that are subject to a greater degree of uncertainty. In addition, the estimated fair value of the Company is based on, among other things, the market price of our common stock, the change-in-control premiums for recent acquisitions and our projection of net income in future periods. As a result of the current volatility in market and economic conditions, these estimates and assumptions are subject to change in the near-term and may result in the impairment in future periods of some or all of the goodwill on our balance sheet.

Notes to Consolidated Financial Statements

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

9.    Deposits

Deposits at December 31 are summarized as follows:

	2011			2010
	Balance	Percent	Weighted Average Rate	Balance	Percent	Weighted Average Rate
	(Dollars in thousands)
Savings	$870,887	3.41%	0.49%	$860,806	3.42%	0.64%
Noninterest-bearing demand	604,449	2.37	-	567,230	2.25	-
Interest-bearing demand	1,984,962	7.78	0.68%	2,152,460	8.55	0.73
Money market	8,456,020	33.15	0.87%	6,310,080	25.07	1.04
Time deposits	13,591,442	53.29	1.56%	15,282,550	60.71	1.67
Total deposits	$25,507,760	100.00%	1.19%	$25,173,126	100.00%	1.36%

Time deposits of $100,000 or more amounted to $5.25 billion and $5.78 billion at December 31, 2011 and 2010, respectively. Interest expense on time deposits of $100,000 or more for the years ended December 31, 2011, 2010 and 2009 was $86.4 million, $100.8 million, and $112.1 million, respectively. Included in noninterest-bearing demand accounts are mortgage escrow deposits of $98.5 million and $97.6 million at December 31, 2011 and 2010, respectively.

Scheduled maturities of time deposits at December 31, 2011 are as follows:

Year	Amount

(In thousands)

2012	$8,851,935
2013	2,222,452
2014	641,638
2015	1,201,272
2016	674,145

Total	$13,591,442

Notes to Consolidated Financial Statements

Borrowed Funds	12 Months Ended
Dec. 31, 2011
Borrowed Funds [Abstract]
Borrowed Funds

10. Borrowed Funds

Borrowed funds at December 31 are summarized as follows:

	2011		2010
	Principal	Weighted Average Rate	Principal	Weighted Average Rate
	(Dollars in thousands)

Securities sold under agreements to repurchase:
FHLB	$800,000	4.53%	$2,150,000	4.29%
Other brokers	6,150,000	4.44	12,650,000	4.00
Total securities sold under agreements to repurchase	6,950,000	4.45	14,800,000	4.04

Advances from the FHLB	8,125,000	3.39	14,875,000	3.99
Total borrowed funds	$15,075,000	3.87%	$29,675,000	4.02%

Accrued interest payable	$66,252		$151,215

The average balances of borrowings and the maximum amount outstanding at any month-end are as follows:

	At or for the Year Ended December 31,

	2011	2010	2009

	(Dollars in thousands)

Repurchase Agreements:
Average balance outstanding during the year	$9,127,800	$15,034,110	$ 15,100,221

Maximum balance outstanding at any month-end during the year	$14,750,000	$15,100,000	$ 15,100,000

Weighted average rate during the period	4.37%	4.10%	4.05%

FHLB Advances:
Average balance outstanding during the year	$13,349,342	$14,875,000	$ 15,035,798

Maximum balance outstanding at any month-end during the year	$14,875,000	$14,875,000	$ 15,575,000

Weighted average rate during the period	3.44%	4.04%	4.01%

Notes to Consolidated Financial Statements

At December 31, 2011, approximately $7.93 billion of our borrowed funds may be put back to us at the discretion of the issuer after an initial no-put period. At that date, borrowed funds had scheduled maturities and potential put dates as follows:

	Borrowings by Scheduled Maturity Date		Borrowings by Earlier of Scheduled Maturity or Next Potential Put Date
Year	Principal	Weighted Average Rate	Principal	Weighted Average Rate
	(Dollars in thousands)

2012	$2,900,000	0.88%	$5,575,000	2.57%
2013	-	-	1,325,000	4.69
2014	-	-	3,725,000	4.47
2015	75,000	4.62	275,000	4.10
2016	3,925,000	4.92	3,925,000	4.92
2017	2,475,000	4.37	-	-
2018	700,000	3.65	250,000	3.10
2019	1,725,000	4.62	-	-
2020	3,275,000	4.53	-	-

Total	$15,075,000	3.87%	$15,075,000	3.87%

The amortized cost and fair value of the underlying securities used as collateral for securities sold under agreements to repurchase, at or for the years ended December 31 are as follows:

	At December 31,

	2011	2010	2009

	(In thousands)

Amortized cost of collateral:
United States government-sponsored enterprise securities	$500,000	$2,529,995	$2,429,640
Mortgage-backed securities	8,467,397	14,653,221	14,482,533

Total amortized cost of collateral	$8,967,397	$17,183,216	$16,912,173

Fair value of collateral:
United States government-sponsored enterprise securities	$500,464	$2,475,720	$2,363,328
Mortgage-backed securities	8,747,418	15,125,185	15,115,964

Total fair value of collateral	$9,247,882	$17,600,905	$17,479,292

During the first quarter of 2011, we completed a restructuring of our balance sheet (referred to as the “Restructuring Transaction”) that included the extinguishment of $12.50 billion of structured borrowings. The borrowings extinguished were structured putable borrowings with a weighted average rate of 3.56% and consisted of borrowings with the Federal Home Loan Bank of New York (“FHLB”) and some of the larger banks in the industry. The extinguishments were funded by proceeds from the sales of $8.58 billion of mortgage-backed securities available for sale and $80.0 million of investment securities available for sale. We also placed on the balance sheet, as part of the funding for the Restructuring Transaction, $5.00 billion of fixed-rate, fixed-maturity borrowings with a weighted average rate of 0.66%. These new borrowings have monthly maturities of $250.0 million that began in April 2011 and will conclude in November 2012.

Notes to Consolidated Financial Statements

The Company also extinguished $4.3 billion of structured putable borrowings with a weighted average rate of 4.21% during the fourth quarter of 2011. The extinguishments were funded by excess liquidity provided by cash flows received in the ordinary course of business. The cash flows were primarily from $3.1 billion in calls of investment securities during the second half of 2011 and, to a lesser extent, proceeds received from the repayment of mortgage-related assets.

The Restructuring Transaction and the extinguishment of debt during the fourth quarter of 2011, (collectively referred to as the “Transactions”) resulted in a pre-tax charge of $1.90 billion which was recorded in non-interest expense during 2011.

During the year ended December 31, 2011, we also modified $4.00 billion of putable borrowings to fixed-maturity borrowings thereby eliminating the put option.

The Company had two collateralized borrowings in the form of repurchase agreements totaling $100.0 million with Lehman Brothers, Inc. Lehman Brothers, Inc. is currently in liquidation under the Securities Industry Protection Act (“SIPA”). Mortgage-backed securities with an amortized cost of approximately $114.1 million were pledged as collateral for these borrowings and we demanded the return of this collateral. The trustee for the SIPA liquidation of Lehman Brothers, Inc. (the “Trustee”) notified the Company in the fourth quarter of 2011 that it no longer holds these securities and considers our claim to be approximately $13.9 million representing the excess of the market value of the collateral over the $100 million repurchase price. While we dispute the Trustee’s calculation of the claim, as a result of the Trustee’s position, we removed the mortgage-backed securities and the borrowings from our balance sheet and recorded the net amount as a receivable included in other assets (the “Net Claim”). While we intend to pursue full recovery of our Net Claim, we established a reserve of $3.9 million against the receivable balance at December 31, 2011. There can be no assurances as to the amount of the final settlement of this transaction.

At December 31, 2011, we had unused lines of credit available from the FHLB, other than repurchase agreements, of up to $500.0 million. These lines of credit are renewed on an annual basis by the FHLB. Our advances from the FHLB are secured by our investment in FHLB stock and by a blanket security agreement. This agreement requires us to maintain as collateral certain qualifying assets (such as one- to-four family residential mortgage loans) with a fair value, as defined, at least equal to 110% of any outstanding advances.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans

11. Employee Benefit Plans

a) Retirement and Other Postretirement Benefits

Non-contributory retirement and postretirement plans are maintained to cover employees hired prior to August 1, 2005, including retired employees, who have met the eligibility requirements of the plans. Benefits under the qualified and non-qualified defined benefit retirement plans are based primarily on years of service and compensation. In 2005, participation in the non-contributory retirement plan was restricted to those employees hired on or before July 31, 2005. Employees hired on or after August 1, 2005 will not participate in the plan. Also in 2005, the plan for postretirement benefits, other than pensions, was changed to restrict participation to those employees hired on or before July 31, 2005, and placed a cap on the premium value of the non-contributory coverage provided at the 2007 premium rate, beginning in 2008, for those eligible employees who retire after December 31, 2005.

Funding of the qualified retirement plan is actuarially determined on an annual basis. It is our policy to fund the qualified retirement plan sufficiently to meet the minimum requirements set forth in the Employee Retirement Income Security Act of 1974. The non-qualified retirement plan, for certain executive officers, is unfunded and had a projected benefit obligation of $23.3 million at December 31, 2011 and $19.5 million at December 31, 2010. Certain health care and life insurance benefits are provided to eligible retired employees (“other benefits”). Participants generally become eligible for retiree health care and life insurance benefits after 10 years of service. The measurement date for year-end disclosure information is December 31 and the measurement date for net periodic benefit cost is January 1.

The following table shows the change in benefit obligation, the change in plan assets, and the funded status for the retirement plans and other benefits at December 31:

	Retirement Plans		Other Benefits

	2011	2010	2011	2010

	(In thousands)

Change in Benefit Obligation:
Benefit obligation at beginning of year	$156,015	$141,828	$48,355	$34,221
Service cost	4,160	4,043	970	489
Interest cost	8,926	8,339	2,584	1,668
Participant contributions	-	-	155	144
Actuarial loss (gain)	20,444	6,278	1,743	14,135
Benefits paid	(4,130)	(4,473)	(2,086)	(2,404)
Medicare subsidy	-	-	-	102

Benefit obligation at end of year	185,415	156,015	51,721	48,355

Change in Plan Assets:
Fair value of plan assets at beginning of year	151,876	143,768	-	-
Actual return on plan assets	319	12,249	-	-
Employer contributions	332	332	1,931	2,260
Participant contributions	-	-	155	144
Benefits paid	(4,130)	(4,473)	(2,086)	(2,404)

Fair value of plan assets at end of year	148,397	151,876	-	-

Funded status	$(37,018)	$(4,139)	$(51,721)	$(48,355)

Funded status amounts recognized in the consolidated statements of financial condition at December 31 consist of:

	Retirement Plans		Other Benefits

	2011	2010	2011	2010

	(In thousands)

Accrued expenses and other liabilities	$37,018	$4,139	$51,721	$48,355

Pre-tax amounts recognized as components of total accumulated other comprehensive income at December 31 consist of:

	Retirement Plans		Other Benefits

	2011	2010	2011	2010

	(In thousands)

Net actuarial loss	$78,939	$50,565	$22,851	$22,413
Prior service cost (credit)	1,554	1,900	(19,340)	(20,905)

Total	$80,493	$52,465	$3,511	$1,508

Notes to Consolidated Financial Statements

The accumulated benefit obligation for all defined benefit retirement plans was $154.3 million and $133.4 million at December 31, 2011 and 2010, respectively.

Net periodic benefit cost for the years ended December 31 included the following components:

	1(12,312)1	1(12,312)1	1(12,312)1	1(12,312)1	1(12,312)1	1(12,312)1
	Retirement Plans			Other Benefits

	2011	2010	2009	2011	2010	2009

	(In thousands)
Net periodic benefit cost:
Service cost	$4,160	$4,043	$4,001	$970	$489	$ 583
Interest cost	8,926	8,339	7,776	2,584	1,668	1,884
Expected return on assets	(12,312)	(11,659)	(8,575)	-	-	-
Amortization of:
Net actuarial loss	4,062	3,106	3,686	1,305	23	301
Prior service cost (credit)	346	339	338	(1,565)	(1,565)	(1,565)

Net periodic benefit cost	5,182	4,168	7,226	3,294	615	1,203

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	32,436	5,690	(4,081)	1,743	14,135	(2,659)
Amortization of net actuarial loss	(4,062)	(3,106)	(3,686)	(1,305)	(23)	(301)
Amortization of prior service cost	(346)	(339)	(338)	1,565	1,565	1,565

Total recognized in other comprehensive income	28,028	2,245	(8,105)	2,003	15,677	(1,395)

Total recognized in net periodic benefit cost and other comprehensive income	$33,210	$6,413	$(879)	$5,297	$16,292	$ (192)

The estimated net actuarial loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2012 are $5.5 million and $358,000 respectively. The estimated net actuarial loss and prior service credit for other defined benefit post-retirement plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2012 are $1.2 million and $(1.6) million, respectively.

The following are the weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	000,000	000,000	000,000	000,000	000,000	000,000
	Retirement Plans			Other Benefits
	2011	2010	2009	2011	2010	2009

Discount rate	5.75%	6.00%	5.75%	5.50%	5.75%	5.75%
Expected return on assets	8.25	8.25	8.25	-	-	-
Rate of compensation increase	4.00	4.00	4.25	-	-	-

The following are the weighted-average assumptions used to determine benefit obligations at December 31:

	Retirement Plans		Other Benefits

	2011	2010	2011	2010

Discount rate	4.75%	5.75%	4.55%	5.50%
Rate of compensation increase	4.00	4.00	-	-

Notes to Consolidated Financial Statements

The overall expected return on assets assumption is based on the historical performance of the pension fund. The average return over the past ten years was determined for the market value of assets, which is the value used in the calculation of annual net periodic benefit cost.

The assumed health care cost trend rate used to measure the expected cost of other benefits for 2011 was 8.00%. The rate was assumed to decrease gradually to 4.75% for 2019 and remain at that level thereafter.

A 1% change in the assumed health care cost trend rate would have the following effects on other benefits:

	1% Increase	1% Decrease

	(In thousands)
Effect on total service cost and interest cost	$ (19)	$ 50
Effect on other benefit obligations	451	(18)

Funds in Hudson City’s qualified retirement plan are invested in a commingled asset allocation fund (the “Fund”) of a well-established asset management company and in Hudson City Bancorp, Inc. common stock. The purpose of the Fund is to provide a diversified portfolio of equities, fixed income instruments and cash. The plan trustee, in its absolute discretion, manages the Fund. The Fund is maintained with the objective of providing investment results that outperform a static mix of 55% equity, 35% bond and 10% cash, as well as the median manager of balanced funds. In order to achieve the Fund’s return objective, the Fund will combine fundamental analysis and a quantitative proprietary model to allocate and reallocate assets among the three broad investment categories of equities, money market instruments and other fixed income obligations. As market and economic conditions change, these ratios will be adjusted in moderate increments of about five percentage points. It is intended that the equity portion will represent approximately 40% to 70%, the bond portion approximately 25% to 55% and the money market portion 0% to 25%. Performance results are reviewed at least annually with the asset management company of the Fund.

Equity securities held by the Fund include Hudson City Bancorp common stock in the amount of $4.4 million (3.0% of total plan assets) as of December 31, 2011, and $8.9 million (5.9% of total plan assets) as of December 31, 2010. This stock was purchased at an aggregate cost of $6.0 million using a cash contribution made by Hudson City Savings in July 2003. Our plan may not purchase our common stock if, after the purchase, the fair value of our common stock held by the plan equals or exceeds 10% of the fair value of plan assets. We review with the plan administrator the rebalancing of plan assets if the fair value of our common stock held by the plan exceeds 20% of the fair value of the total plan assets.

Notes to Consolidated Financial Statements

The following table presents the fair value of the retirement plan’s assets at December 31, 2011 and 2010 by asset class:

	000,000	000,000	000,000	000,000
		Fair Value Measurements at December 31, 2011

Asset Class	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Cash	4,316	4,316	-	-
Guaranteed deposit fund (a)	11,912	-	-	11,912
Equity Securities (b)	76,298	76,298	-	-
Fixed income securities (c)	55,871	-	55,871	-

	$148,397	$80,614	$55,871	$11,912

		Fair Value Measurements at December 31, 2010
Asset Class	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Cash	13,599	13,599	-	-
Guaranteed deposit fund (a)	11,977	-	-	11,977
Equity Securities (b)	81,017	81,017	-	-
Fixed income securities (c)	45,283	-	45,283	-

	$151,876	$94,616	$45,283	$11,977

(a)

The Guaranteed Deposit Fund (the “Fund”) is an investment in the general account of the Prudential Retirement Insurance and Annuity Company and represents an insurance claim supported by all general account assets. The Fund’s assets are intermediate-term, high-grade fixed income securities consisting of commercial mortgages, private placement bonds, publicly-traded debt securities and asset-backed securities.

(b)

This class includes a mutual fund that invests primarily in stocks representative of the whole U.S. stock market. The objectives of this mutual fund is to outperform the U.S. stock markets. This class also includes $4.4 million of Hudson City Bancorp, Inc. common stock at December 31, 2011.

(c)	This class includes investments in U.S. Treasuries, MBSs issued by GSEs, investment-grade corporate bonds and sovereign debt.

The following table presents a reconciliation of Level 3 assets measured at fair value at December 31:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	(In thousands)
	Guaranteed Deposit Fund
	2011	2010
Beginning balance	$11,977	$12,059
Purchases, sales, issuances and settlements (net)	(65)	(82)

Ending balance	$11,912	$11,977

We made no contributions to our retirement plans during 2011. We do not expect to make a contribution during 2012.

Notes to Consolidated Financial Statements

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid under the current provisions of the plans.

	Retirement	Other
Year	Plans	Benefits

	(In thousands)

2012	$5,971	$2,658
2013	6,615	2,827
2014	7,217	2,964
2015	7,806	3,134
2016	8,491	3,264
2017 through 2021	53,640	17,402

b) Employee Stock Ownership Plan

The ESOP is a tax-qualified plan designed to invest primarily in Hudson City common stock that provides employees with the opportunity to receive an employer-funded retirement benefit based primarily on the value of Hudson City common stock. Employees are generally eligible to participate in the ESOP after one year of service providing they worked at least 1,000 hours during the plan year and attained age 21. Participants who do not have at least 1,000 hours of service during the plan year or are not employed on the last working day of a plan year are generally not eligible for an allocation of stock for such year. The ESOP was authorized to purchase 27,879,385 shares following our initial public offering and an additional 15,719,223 shares following our second-step conversion for a total of 43,598,608 shares of Hudson City common stock which were purchased at an average price of $5.69 per share with loans from Hudson City Bancorp.

The combined outstanding loan principal at December 31, 2011 was $226.6 million. Those shares purchased were pledged as collateral for the loan and are released from the pledge for allocation to participants as loan payments are made. The loan will be repaid and the shares purchased will be allocated to employees in equal installments of 962,185 shares per year over a forty-year period. The annual allocation of shares is based on the ratio of a participant’s eligible compensation, as defined in the ESOP document, as a percentage of total eligible compensation of all participants in the ESOP. Dividends on allocated and unallocated shares, to the extent that they exceed the scheduled principal and interest payments on the ESOP loan, are paid to participants in cash.

Through December 31, 2011, a total of 11,846,514 shares have been allocated or committed to be allocated to participants. Unallocated ESOP shares held in suspense totaled 31,752,094 at December 31, 2011 and had a fair market value of $198.5 million. ESOP compensation expense for the years ended December 31, 2011, 2010 and 2009 was $7.9 million, $21.2 million, and $20.8 million, respectively. The decrease in the 2011 expense for the ESOP plan was due primarily to a decline in the market price of our common stock during 2011.

The ESOP restoration plan is a non-qualified plan that provides supplemental benefits to certain executives who are prevented from receiving the full benefits contemplated by the employee stock ownership plan’s benefit formula. The supplemental cash payments consist of payments representing shares that cannot be allocated to participants under the ESOP due to the legal limitations imposed on tax-qualified plans and, in the case of participants who retire before the repayment in full of the ESOP’s loan, payments representing the shares that would have been allocated if employment had continued through the full term of the loan. We accrue for these benefits over the period during which employees provide services to earn these benefits. At December 31, 2011 and 2010, we had accrued $24.2 million and $33.4 million, respectively for the ESOP restoration plan. Compensation expense related to this plan amounted to $(8.7) million, $539,000 and $3.7 million in 2011, 2010 and 2009, respectively. The decrease in the accrual at December 31, 2011 and the 2011 expense for the ESOP restoration plan was due primarily to a decline in the market price of our common stock during 2011.

Notes to Consolidated Financial Statements

c) Stock Option Plans

Compensation expense for stock option grants is recognized based upon the grant-date fair value of those awards over the period of requisite service. The purpose of our stock-based compensation plans is to promote the growth and profitability of Hudson City Bancorp by providing directors, officers and employees with an equity interest in Hudson City Bancorp as an incentive to achieve corporate goals.

Each stock option granted entitles the holder to purchase one share of Hudson City’s common stock at an exercise price not less than the fair market value of a share of common stock at the date of grant. Options granted generally vest over a five year period from the date of grant and will expire no later than 10 years following the grant date. Under the Hudson City stock option plans existing prior to 2006, 36,323,960 shares of Hudson City Bancorp, Inc. common stock have been reserved for issuance. Directors and employees have been granted 36,503,507 stock options, including 240,819 shares previously issued, but forfeited by plan participants prior to exercise.

In June 2006, our shareholders approved the Hudson City Bancorp, Inc. 2006 Stock Incentive Plan (the “SIP”) authorizing us to grant up to 30,000,000 shares of common stock. In July 2006, the Compensation Committee of the Board of Directors of Hudson City Bancorp (the “Committee”), authorized grants to each non-employee director, executive officers and other employees to purchase shares of the Company’s common stock, pursuant to the 2006 SIP. Grants of stock options made through December 31, 2010 pursuant to the 2006 SIP amounted to 23,120,000 options at an exercise price equal to the fair value of our common stock on the grant date, based on quoted market prices. Of these options, 6,067,500 have vesting periods ranging from one to five years and an expiration period of ten years. The remaining 17,052,500 shares have vesting periods ranging from two to three years if certain financial performance measures are met. The financial performance measures for each of these awards, other than the performance stock options granted in 2010 (“2010 grants”), have either been met, or are considered, subject to review and verification of the Committee, probable to be met, so we have recorded compensation expenses for these awards accordingly. The Company has determined that it is more than likely that one of the two performance measures related to the 2010 option grants will not be met. As a result, the Company expects that half of the 2010 option grants will vest and the expense for these options has been adjusted accordingly.

In April 2011, our shareholders approved the Hudson City Bancorp, Inc. Amended and Restated 2011 Stock Incentive Plan (the “2011 SIP”) authorizing us to grant up to 28,750,000 shares of common stock including the 2,070,000 shares remaining under the 2006 SIP. During 2011, the Committee authorized stock option grants (the “2011 option grants”) pursuant to the 2011 SIP for 1,618,932 options at an exercise price equal to the fair value of our common stock on the grant date, based on quoted market prices. Of these options, 1,308,513 will vest between April 2014 and July 2014 if certain financial performance measures are met and employment continues through the vesting date (the “2011 Performance Options”). The remaining 310,419 options will vest in April 2012 (the “2011 Retention Options”). The 2011 option grants have an expiration period of ten years. We have determined that it is probable these performance measures for the 2011 Performance Options will be met and have recorded compensation expense for the those grants accordingly.

Notes to Consolidated Financial Statements

The fair values of the option grants were estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2011		2010		2009

	Retention Options	Performance Options	Retention Options	Performance Options	Retention Options	Performance Options

Expected dividend yield	3.37%	3.37%	4.57%	4.57%	4.80%	4.80%
Expected volatility	43.54	36.93	41.30	34.58	33.43	29.08
Risk-free interest rate	1.06	2.01	1.65	2.55	1.29	1.75
Expected option life	3 years	5 years	3.6 years	5.6 years	3.5 years	5.5 years
Fair value of options granted	$2.32	$2.39	$3.00	$2.87	$2.05	$1.92

The dividend yield assumptions were based on our current declared dividend as a percentage of the stock price on the grant date. The expected volatility assumptions were calculated based on the weighting of our historical and rolling volatility for the expected term of the option grants. The risk-free interest rate was determined by reference to the continuously compounded yield on Treasury obligations for the expected term. The expected option life was based on historic optionee behavior for prior option grant awards. As a result of low employee turnover, the assumption regarding the forfeiture rate of option grants had no effect on the fair value estimate.

Compensation expense related to our outstanding stock options amounted to $8.3 million, $11.1 million and $12.9 million for the years ended December 31, 2011, 2010 and 2009, respectively.

A summary of the status of the granted, but unexercised stock options as of December 31, and changes during those years, is presented below:

	2011		2010		2009

	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price

Outstanding at beginning of year	28,129,885	$12.68	24,262,692	$12.51	26,728,119	$10.35
Granted	1,618,932	9.22	4,232,500	13.13	3,375,000	12.11
Exercised	(870,331)	3.64	(242,807)	5.08	(5,840,427)	2.30
Forfeited	(52,500)	12.13	(122,500)	14.06	-	-

Outstanding at end of year	28,825,986	$12.77	28,129,885	$12.68	24,262,692	$12.51

Shares issued upon the exercise of stock options are issued from treasury stock. Hudson City has an adequate number of treasury shares available for sale for future stock option exercises. The total intrinsic value of the options exercised during 2011, 2010 and 2009 was $3.9 million, $1.9 million, and $63.0 million, respectively.

Notes to Consolidated Financial Statements

The following table summarizes information about our stock options outstanding at December 31, 2011:

Options Outstanding			Options Exercisable

Number Of Options Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Of Options Exercisable	Weighted Average Exercise Price

9,618	1 month	4.20	9,618	4.20
614,440	4 months	5.53	614,440	5.53
111,959	1 years	5.96	111,959	5.96
206,480	1 years	6.35	206,480	6.35
448,840	2 years	10.33	448,840	10.33
415,784	3 years	11.17	415,784	11.17
305,592	2 years	11.91	305,592	11.91
2,299,341	2 years	12.22	2,299,341	12.22
7,872,500	4.5 years	12.76	7,872,500	12.76
350,000	5.5 years	13.35	350,000	13.35
3,110,000	5 years	13.78	3,060,000	13.78
3,625,000	6 years	15.69	3,625,000	15.69
350,000	6 years	18.84	350,000	18.84
350,000	7 years	12.81	350,000	12.81
2,930,000	7 years	12.03	150,000	12.03
3,870,000	8 years	13.10	164,998	13.10
300,000	8 years	13.62	300,000	13.62
37,500	8.5 years	12.10	37,500	12.10
1,406,700	9 years	9.50	-	-
160,419	9 years	9.77	-	-
51,813	9 years	8.33	-	-

28,825,986		$12.77	20,672,052	$13.07

The total intrinsic value of the options outstanding and options exercisable were $495,000 as of December 31, 2011. At December 31, 2011, unearned compensation costs related to all nonvested awards of options and restricted stock not yet recognized totaled $10.6 million, and will be recognized over a weighted-average period of approximately 2.9 years.

d) Restricted Stock Plans

Hudson City Bancorp granted stock awards pursuant to the RRP established in January 2000 and the SIP established in January 2006. Expense for stock awards is recognized ratably over the vesting period based on the fair value of the common stock on the grant date. No stock awards have been granted pursuant to the 2011 SIP.

The RRP were authorized, in the aggregate, to purchase not more than 14,901,480 shares of common stock, and have purchased 14,887,855 shares on the open market at an average price of $2.91 per share. Generally, restricted stock grants are held in escrow for the benefit of the award recipient until vested. Awards outstanding generally vest in five annual installments commencing one year from the date of the award. As of December 31, 2011, common stock that had not been awarded totaled 13,625 shares.

During 2009, the Compensation Committee authorized performance-based stock awards (the “2009 stock awards”) pursuant to the SIP Plan for 847,750 shares of our common stock. These shares were issued from treasury stock and will vest in annual installments over a three-year period if certain performance measures are met and employment continues through the vesting date. None of these shares may be sold or transferred before the January 2012 vesting date. We have determined that it is probable these performance measures will be met and have therefore recorded compensation expense for the 2009 stock awards. Expense for the 2009 stock awards is recognized over the vesting period and is based on the fair value of the shares on the grant date which was $12.03. In addition to the 2009 stock awards, grants were made in 2010 (the “2010 stock awards”) pursuant to the SIP Plan for 18,000 shares of our common stock. Expense for the 2010 stock awards is recognized over the vesting period of three years and is based on the fair value of the shares on the grant date which was $13.12. Expense attributable to both plans amounted to $3.5 million, $3.8 million and $4.6 million for the years ended December 31, 2011, 2010 and 2009, respectively.

A summary of the status of the granted, but unvested shares under the RRP and SIP Plan as of December 31, and changes during those years, is presented below:

	Restricted Stock Awards
	2011		2010		2009
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	583,167	$12.06	959,956	$12.00	224,417	$11.73
Granted	-	-	18,000	13.12	847,750	12.03
Vested	(288,583)	12.05	(394,789)	11.94	(112,211)	11.73
Outstanding at end of period	294,584	$12.07	583,167	$12.06	959,956	$12.00

The per share weighted-average vesting date fair value of the shares vested during 2011, 2010, and 2009 was $9.50, $13.16, and $12.56, respectively.

e) Stock Unit Awards

Hudson City Bancorp granted stock unit awards to a newly appointed member of the Board of Directors in July 2010. These awards were for a value of $250,000 which was converted to common stock equivalents (stock units) of 20,661 shares. These units vest annually over a three-year period if service continues through the vesting dates. Vested units will be settled in shares of our common stock following the director’s departure from the Board of Directors. Stock unit awards were also made in 2011 (the “2011 stock unit awards”) pursuant to the 2011 SIP for a total value of $9.7 million, or stock units of 1,004,230 shares. 2011 stock unit awards to employees vest if service continues through the third anniversary of the awards, and will be settled, if vested, in shares of our common stock on the third and fifth anniversaries of the awards. 2011 stock unit awards to directors vest if service continues through the first anniversary of the award, and are settled in shares of our common stock following the director’s departure from the Board of Directors. Expense for the stock unit awards is recognized over their vesting period and is based on the fair value of our common stock on each stock unit grant date, based on quoted market prices. Expense attributable to the stock unit awards amounted to $2.6 million and $42,000 for the years ended December 31, 2011 and 2010, respectively.

f) Incentive Plans

A tax-qualified profit sharing and savings plan is maintained based on Hudson City’s profitability. All employees are eligible after one year of employment and the attainment of age 21. Expense related to this plan was $2.3 million, $2.5 million, and $3.0 million in 2011, 2010 and 2009, respectively.

Notes to Consolidated Financial Statements

Certain incentive plans are maintained to recognize key executives who are able to make substantial contributions to the long-term success and financial strength of Hudson City. At the end of each performance period, the value of the award is determined in accordance with established criteria. Participants can elect cash payment or elect to defer the award until retirement. The expense related to these plans was $3.6 million, $6.8 million, and $7.3 million in 2011, 2010 and 2009, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

12. Income Taxes

Income tax expense (benefit) is summarized as follows for the years ended December 31:

	2011	2010	2009

	(In thousands)
Federal:
Current	$(361,196)	$334,736	$323,152
Deferred	(35,605)	(44,256)	(36,368)

Total federal	(396,801)	290,480	286,784

State:
Current	13,878	76,294	70,270
Deferred	(136,397)	(11,547)	(10,332)

Total state	(122,519)	64,747	59,938

Total income tax (benefit) expense	(519,320)	$355,227	$346,722

Not included in the above table are deferred income tax expense amounts of $(76.8) million, $68.5 million, and $94.4 million for 2011, 2010 and 2009, respectively, which represent the deferred income taxes relating to the changes in accumulated other comprehensive income (loss).

The amounts reported as income tax expense vary from the amounts that would be reported by applying the statutory federal income tax rate to income before income taxes due to the following:

	2011	2010	2009
	(Dollars in thousands)
Net (Loss) Income before income tax (benefit) expense	$(1,255,309)	$892,433	$873,966
Statutory income tax rate	35%	35%	35%
Computed expected income tax (benefit) expense	(439,358)	312,352	305,888
State income taxes, net of federal income tax (benefit) expense	(79,638)	42,086	38,960
ESOP fair market value adjustment	657	2,183	2,212
Other, net	(981)	(1,394)	(338)
Income tax (benefit) expense	$(519,320)	$355,227	$346,722

Notes to Consolidated Financial Statements

The net deferred tax asset consists of the following at December 31:

	2011	2010

	(In thousands)
Deferred tax asset:
Allowance for loan losses	$110,783	$95,470
Loss on debt extinguishment	69,239	-
State operating loss carryforward	75,751	-
Postretirement benefits	55,046	42,804
Non-qualified benefit plans	49,306	50,734
ESOP expense	12,709	10,105
Interest on non-accrual loans	35,394	23,725
Other	12,345	12,042

Total deferred tax assets	420,573	234,880

Deferred tax liabilities:
Postretirement benefits	23,527	24,275
Net unrealized gain on securities available for sale	62,768	80,998
Other	1,463	3,409

Total deferred tax liabilities	87,758	108,682

Net deferred tax asset (included in other assets)	$332,815	$126,198

The net deferred tax asset represents the anticipated federal and state tax benefits expected to be realized in future years upon the utilization of the underlying tax attributes comprising this balance. Federal deferred tax assets are recoverable due to the three year loss carryback period for federal purposes. State deferred tax assets, including the state net operating loss are dependent upon the Company’s taxable income in future periods. In management’s opinion, in view of Hudson City’s previous, current and projected future earnings trends, such net deferred tax asset will more likely than not be fully realized. Accordingly, no valuation allowance was deemed to be required at December 31, 2011 and 2010.

In July 2006, FASB issued guidance which clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. This guidance prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. Accrued estimated penalties and interest on unrecognized tax benefits were approximately $2.5 million and $1.3 million at December 31, 2011 and 2010, respectively. Estimated penalties and interest of $1.2 million, $626,000 and $(270,000) are included in income tax (benefit) expense at December 31, 2011, 2010, and 2009, respectively. The Company’s tax returns are subject to examination in the normal course by federal tax authorities for the years 2007 through 2011 and by state authorities for the years 2007 through 2011.

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31 is as follows:

	2011	2010

	(In thousands)
Balance at January 1	$5,357	$4,053

Additions based on tax positions related to the current year	2,366	1,754
Reductions for tax positions of prior years	(661)	(450)

Balance at December 31	$7,062	$5,357

Notes to Consolidated Financial Statements

Retained earnings at December 31, 2011 included approximately $58.0 million for which no deferred income taxes have been provided. This amount represents the base year allocation of income to bad debt deduction for tax purposes. Under FASB guidance, this amount is treated as a permanent difference and deferred taxes are not recognized unless it appears that the amount will be reduced and result in taxable income in the foreseeable future. Events that would result in taxation of these reserves include failure to qualify as a bank for tax purposes or distributions in excess of Hudson City Savings’ current and accumulated earnings and profits, distributions in redemption of stock and distributions in partial or complete liquidation. The unrecognized deferred tax liability with respect to our base-year deduction amounted to $23.5 million at December 31, 2011 and 2010.

Fair Value Measurements and Disclosures	12 Months Ended
Dec. 31, 2011
Fair Value Measurements and Disclosures [Abstract]
Fair Value Measurements and Disclosures

13. Fair Value Measurements and Disclosures

a) Fair Value Measurements

We use fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures. We did not have any liabilities that were measured at fair value at December 31, 2011 and 2010, respectively. Our securities available-for-sale are recorded at fair value on a recurring basis. Additionally, from time to time, we may be required to record at fair value other assets or liabilities on a non-recurring basis, such as foreclosed real estate owned, certain impaired loans and goodwill. These non-recurring fair value adjustments generally involve the write-down of individual assets due to impairment losses.

In accordance with ASC Topic 820, Fair Value Measurements and Disclosures, we group our assets at fair value in three levels, based on the markets in which the assets are traded and the reliability of the assumptions used to determine fair value. These levels are:

• Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

• Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market.

• Level 3 – Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect our own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models and similar techniques. The results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability.

We base our fair values on the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. ASC Topic 820 requires us to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Assets that we measure on a recurring basis are limited to our available-for-sale securities portfolio. Our available-for-sale portfolio is carried at estimated fair value with any unrealized gains and losses, net of taxes, reported as accumulated other comprehensive income or loss in shareholders’ equity. Substantially all of our available-for-sale portfolio consists of mortgage-backed securities and investment securities issued by GSEs. The fair values for substantially all of these securities are obtained monthly from an independent nationally recognized pricing service. On a monthly basis, we assess the reasonableness of the fair values obtained by reference to a second independent nationally recognized pricing service. Based on the nature of our securities, our independent pricing service provides us with prices which are categorized as Level 2 since quoted prices in active markets for identical assets are generally not available for the majority of securities in our portfolio. Various modeling techniques are used to determine pricing for our mortgage-backed securities, including option pricing and discounted cash flow models. The inputs to these models include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. On an annual basis, we obtain the models, inputs and assumptions utilized by our pricing service and review them for reasonableness. We also own equity securities with a carrying value of $7.4 million and $7.1 million at December 31, 2011 and 2010, respectively, for which fair values are obtained from quoted market prices in active markets and, as such, are classified as Level 1.

The following table provides the level of valuation assumptions used to determine the carrying value of our assets measured at fair value on a recurring basis at December 31, 2011 and 2010.

		Fair Value at December 31, 2011 using

Description	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			(In thousands)
Available for sale debt securities:
Mortgage-backed securities	$9,170,390	$-	$9,170,390	$ -

Total available for sale debt securities	$9,170,390	$-	$9,170,390	$ -

Available for sale equity securities:
Financial services industry	$7,368	$7,368	$-	$ -

Total available for sale equity securities	7,368	7,368	-	-

Total available for sale securities	$9,177,758	$7,368	$9,170,390	$ -

		Fair Value at December 31, 2010 using

Description	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			(In thousands)
Available for sale debt securities:
Mortgage-backed securities	$18,120,537	$-	$18,120,537	$ -
U.S. government-sponsored enterprises debt	82,647	-	82,647	-

Total available for sale debt securities	18,203,184	-	18,203,184	-

Available for sale equity securities:
Financial services industry	$7,148	$7,148	$-	$ -

Total available for sale equity securities	7,148	7,148	-	-

Total available for sale securities	$18,210,332	$7,148	$18,203,184	$ -

Assets that were measured at fair value on a non-recurring basis at December 31, 2011 and 2010 were limited to non-performing commercial and construction loans that are collateral dependent, troubled debt restructurings and foreclosed real estate. Loans evaluated for impairment in accordance with FASB guidance amounted to $73.2 million and $16.7 million at December 31, 2011 and 2010, respectively. Based on this evaluation, we established an ALL of $4.4 million and $5.1 million for those same respective periods. The provision for loan losses related to these loans amounted to $2.3 million and $3.0 million for 2011 and 2010. These impaired loans are individually assessed to determine that the loan’s carrying value is not in excess of the fair value of the collateral, less estimated selling costs. Since these impaired loans are secured by real estate, fair value is estimated through current appraisals, where practical, or an inspection and a comparison of the property securing the loan with similar properties in the area by either a licensed appraiser or real estate broker and, as such, are classified as Level 3.

Foreclosed real estate represents real estate acquired as a result of foreclosure or by deed in lieu of foreclosure and is carried at the lower of cost or fair value less estimated selling costs. Fair value is estimated through current appraisals, where practical, or an inspection and a comparison of the property securing the loan with similar properties in the area by either a licensed appraiser or real estate broker and, as such, foreclosed real estate properties are classified as Level 3. Foreclosed real estate consisted of one-to four-family properties at December 31, 2011 and 2010 and amounted to $40.6 million and $45.7 million, respectively. During 2011 and 2010, charge-offs to the ALL related to loans that were transferred to foreclosed real estate amounted to $4.4 million and $5.3 million, respectively. Write downs and net loss on sale related to foreclosed real estate that were charged to non-interest expense amounted to $7.5 million and $2.7 million for those same respective periods.

The following table provides the level of valuation assumptions used to determine the carrying value of our assets measured at fair value on a non-recurring basis at December 31, 2011 and 2010.

	Fair Value Measurements at December 31, 2011 using

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
		(In thousands)
Impaired loans	$-	$-	$73,240	$(2,280)
Foreclosed real estate	-	-	40,619	(7,461)

	Fair Value Measurements at December 31, 2010 using

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
		(In thousands)
Impaired loans	$-	$-	$16,721	$-
Foreclosed real estate	-	-	45,693	(2,739)

The following table provides a reconciliation of assets measured at fair value on a non-recurring basis at December 31, 2011.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	(In thousands)
	Foreclosed Real Estate	Impaired Loans
Balance at December 31, 2009	$16,736	$11,178
Net (losses) gains	(2,739)	-
Net transfers in (out)	31,696	5,543

Balance at December 31, 2010	$45,693	$16,721
Net (losses) gains	(7,461)	(2,280)
Net transfers in (out)	2,387	58,799

Balance at December 31, 2011	$40,619	$73,240

Notes to Consolidated Financial Statements

b) Fair Value Disclosures

The fair value of financial instruments represents the estimated amounts at which the asset or liability could be exchanged in a current transaction between willing parties, other than in a forced liquidation sale. These estimates are subjective in nature, involve uncertainties and matters of judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates. Further, certain tax implications related to the realization of the unrealized gains and losses could have a substantial impact on these fair value estimates and have not been incorporated into any of the estimates.

Carrying amounts of cash, due from banks and federal funds sold are considered to approximate fair value. The carrying value of FHLB stock equals cost. The fair value of FHLB stock is based on redemption at par value.

The fair value of one- to four-family mortgages and home equity loans are generally estimated using the present value of expected future cash flows, assuming future prepayments and using market rates for new loans with comparable credit risk. Published pricing in the secondary and securitization markets was also utilized to assist in the fair value of the loan portfolio. The valuation of our loan portfolio is consistent with accounting guidance but does not fully incorporate the exit price approach.

For time deposits and fixed-maturity borrowed funds, the fair value is estimated by discounting estimated future cash flows using currently offered rates. Structured borrowed funds are valued using an option valuation model which uses assumptions for anticipated calls of borrowings based on market interest rates and weighted-average life. For deposit liabilities payable on demand, the fair value is the carrying value at the reporting date. There is no material difference between the fair value and the carrying amounts recognized with respect to our off-balance sheet commitments.

Other important elements that are not deemed to be financial assets or liabilities and, therefore, not considered in these estimates include the value of Hudson City’s retail branch delivery system, its existing core deposit base and banking premises and equipment.

The estimated fair value of Hudson City’s financial instruments is summarized as follows at December 31:

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In thousands)
Assets:
Cash and due from banks	$194,029	$194,029	$175,769	$175,769
Federal funds sold	560,051	560,051	493,628	493,628
Investment securities held to maturity	539,011	545,761	3,939,006	3,867,488
Investment securities available for sale	7,368	7,368	89,795	89,795
Federal Home Loan Bank of New York stock	510,564	510,564	871,940	871,940
Mortgage-backed securities held to maturity	4,115,523	4,368,423	5,914,372	6,199,507
Mortgage-backed securities available for sale	9,170,390	9,170,390	18,120,537	18,120,537
Loans	29,137,359	30,935,705	30,773,956	32,328,933
Liabilities:
Deposits	25,507,760	25,707,551	25,173,126	25,584,478
Borrowed funds	15,075,000	17,428,484	29,675,000	32,975,633

Notes to Consolidated Financial Statements

Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters

14. Regulatory Matters

Hudson City Savings is subject to comprehensive regulation, supervision and periodic examination by the OCC. Deposits at Hudson City Savings are insured up to standard limits of coverage provided by the Deposit Insurance Fund (“DIF”) of the FDIC.

On June 24, 2011, the Bank entered into a Memorandum of Understanding with the OTS (the “MOU”), which was reviewed and approved by the Bank’s Board of Directors (the “Bank MOU”). Effective July 21, 2011, pursuant to the applicable provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Reform Act”), the OTS transferred all powers, authorities, rights and duties to supervise the Bank to the OCC. In accordance with the Bank MOU, the Bank has adopted and has implemented enhanced operating policies and procedures that will enable us to continue to (a) reduce our level of interest rate risk, (b) reduce our funding concentration, (c) diversify our funding sources, (d) enhance our liquidity position, (e) monitor and manage loan modifications and (f) maintain our capital position in accordance with our existing capital plan. In addition, we have implemented an increased governance structure over compliance and risk management practices including the establishment of a Risk Committee of the Board of Directors.

The Company also entered into a separate MOU with the OTS (the “Company MOU”). Effective July 21, 2011, the OTS transferred all powers, authorities, rights and duties to supervise the Company to the FRB. In accordance with the Company MOU, the Company must, among other things support the Bank’s compliance with the Bank MOU. The Company MOU also requires the Company to: (a) provide notice to the regulators in accordance with published regulatory guidance prior to declaring a dividend to shareholders and (b) provide notice to and obtain written non-objection from the regulators prior to the Company incurring any debt outside the ordinary course of business. The Company MOU does not affect our dividend policy and our current dividend to shareholders is consistent with our capital plan.

These agreements will remain in effect until modified or terminated by the OCC (with respect to the Bank MOU) and the FRB (with respect to the Company MOU).

OCC regulations require federally chartered savings banks to meet three minimum capital ratios: a 1.5% tangible capital ratio, a 4% leverage (core capital) ratio and an 8% total risk-based capital ratio. In assessing an institution’s capital adequacy, the OCC takes into consideration not only these numeric factors but also qualitative factors. Management believes that, as of December 31, 2011, Hudson City Savings met all capital adequacy requirements to which it is subject. As of December 31, 2011, Hudson City Savings met the applicable requirements to be considered “well capitalized”.

Notes to Consolidated Financial Statements

The following is a summary of Hudson City Savings’ actual capital amounts and ratios as of December 31, 2011 and 2010, compared to the OCC minimum capital adequacy requirements and the OCC requirements for classification as a well-capitalized institution:

			OCC Requirements
	Bank Actual		Minimum Capital Adequacy		For Classification as Well-Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2011
Tangible capital	$3,980,011	8.83%	$676,054	1.50%	n/a	n/a
Leverage (core) capital	3,980,011	8.83	1,802,810	4.00	$2,253,512	5.00%
Total-risk-based capital	4,245,598	20.00	1,698,024	8.00	2,122,531	10.00

December 31, 2010
Tangible capital	$4,799,114	7.95%	$904,977	1.50%	n/a	n/a
Leverage (core) capital	4,799,114	7.95	2,413,272	4.00	$3,016,590	5.00%
Total-risk-based capital	5,026,339	22.74	1,768,682	8.00	2,210,827	10.00

The OCC may take certain supervisory actions under the prompt corrective action regulations of the Federal Deposit Insurance Corporation Improvement Act with respect to an undercapitalized institution. Such actions could have a direct material effect on the institution’s financial statements. The regulations establish a framework for the classification of savings institutions into five categories: well-capitalized, adequately-capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized. Under the OCC regulations, an institution is considered well-capitalized if it has a leverage (Tier 1) capital ratio of at least 5.0% and a total risk-based capital ratio of at least 10.0%.

The foregoing capital ratios are based in part on specific quantitative measures of assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the OCC about capital components, risk-weightings and other factors.

The Reform Act requires the federal banking agencies to establish consolidated risk-based and leverage capital requirements for insured depository institutions, depository institution holding companies and systemically important nonbank financial companies. These requirements must be no less than those to which insured depository institutions are currently subject. As a result, on the fifth anniversary of the effective date of the Reform Act, we will become subject to consolidated capital requirements which we have not been subject to previously. In addition, on September 12, 2010, the Basel Committee adopted the Basel III rules. These rules, which will be phased in over a period of years, set new standards for common equity, Tier 1 and total capital, determined on a risk-weighted basis.

The OCC regulates all capital distributions by Hudson City Savings directly or indirectly to Hudson City Bancorp, including dividend payments. Hudson City Savings may not pay dividends to Hudson City Bancorp if, after paying those dividends, it would fail to meet the required minimum levels under risk-based capital guidelines and the minimum leverage and tangible capital ratio requirements. A subsidiary of a savings and loan holding company, such as Hudson City Savings, must file a notice or seek affirmative approval from the OCC at least 30 days prior to each proposed capital distribution. Whether an application is required is based on a number of factors including whether the institution qualifies for expedited treatment under the OCC rules and regulations or if the total amount of all capital distributions (including each proposed capital distribution) for the applicable calendar year exceeds net income for that year to date plus the retained net income for the preceding two years. Currently, Hudson City Savings must seek approval from the OCC for future capital distributions. In addition, as the subsidiary of a savings and loan holding company, Hudson City Savings must also receive approval from the FRB before declaring a dividend.

Notes to Consolidated Financial Statements

Upon completion of the second-step conversion, Hudson City Bancorp established a “liquidation account” in an amount equal to the total equity of Hudson City Savings as of the latest practicable date prior to the second-step conversion. The liquidation account was established to provide a limited priority claim to the assets of Hudson City Savings to “eligible account holders” and “supplemental eligible account holders”, as defined in the plan of conversion and reorganization, who continue to maintain deposits in Hudson City Savings after the second-step conversion. In the unlikely event of a complete liquidation of Hudson City Savings at a time when Hudson City Savings has a positive net worth, and only in such event, each eligible account holder and supplemental eligible account holder would be entitled to receive a liquidation distribution, prior to any payment to the stockholders of Hudson City Bancorp. In the unlikely event of a complete liquidation of Hudson City Savings and Hudson City Bancorp does not have sufficient assets (other than the stock of Hudson City Savings) to fund the obligation under the liquidation account, Hudson City Savings will fund the remaining obligation as if Hudson City Savings had established the liquidation account rather than Hudson City Bancorp. Any assets remaining after the liquidation rights of eligible account holders and supplemental eligible account holders are satisfied would be distributed to Hudson City Bancorp as the sole stockholder of Hudson City Savings.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

15. Commitments and Contingencies

Hudson City Savings is a party to commitments to extend credit in the normal course of business to meet the financial needs of its customers and commitments to purchase loans and mortgage-backed securities to meet our growth initiatives. Commitments to extend credit are agreements to lend money to a customer as long as there is no violation of any condition established in the contract.

Commitments to fund first mortgage loans generally have fixed expiration dates or other termination clauses, whereas home equity lines of credit have no expiration date. Since some commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Hudson City Savings evaluates each customer’s credit-worthiness on a case-by-case basis.

At December 31, 2011, Hudson City Savings had variable- and fixed-rate first mortgage loan commitments to extend credit of approximately $259.2 million and $178.7 million, respectively; commitments to purchase fixed-rate first mortgage loans of $140,000; and unused home equity, overdraft and commercial/construction lines of credit of approximately $172.9 million, $2.6 million, and $3.3 million, respectively. At December 31, 2010, Hudson City Savings had variable- and fixed-rate first mortgage loan commitments to extend credit of approximately $226.6 million and $292.4 million, respectively; commitments to purchase fixed-rate first mortgage loans of $500,000; commitments to purchase variable- and fixed-rate mortgage-backed securities of $2.60 billion and $9.6 million, respectively; and unused home equity, overdraft and commercial/construction lines of credit of approximately $188.5 million, $2.8 million, and $8.6 million, respectively. These commitment amounts are not included in the accompanying financial statements. There is no exposure to credit loss in the event the other party to commitments to extend credit does not exercise its rights to borrow under the commitment.

In the normal course of business, there are various outstanding legal proceedings. In the opinion of management, the consolidated financial statements of Hudson City will not be materially affected as a result of such legal proceedings.

Notes to Consolidated Financial Statements

Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2011
Parent Company Only Financial Statements [Abstract]
Parent Company Only Financial Statements

16. Parent Company Only Financial Statements

Set forth below are the condensed financial statements for Hudson City Bancorp, Inc.:

Statements of Financial Condition

	December 31, 2011	December 31, 2010

	(In thousands)
Assets:
Cash and due from subsidiary bank	$137,822	$239,587
Investment in subsidiary	4,199,876	5,041,494
ESOP loan receivable	226,593	229,288
Other assets	-	-

Total Assets	$4,564,291	$5,510,369

Stockholders’ Equity:
Accrued expenses	$3,851	$131
Total stockholders’ equity	4,560,440	5,510,238

Total Liabilities and Stockholders’ Equity	$4,564,291	$5,510,369

Statements of Operations

	Year Ended December 31,

	2011	2010	2009

	(In thousands)
Income:
Dividends received from subsidiary	$87,524	$320,000	$338,500
Interest on ESOP loan receivable	11,464	11,593	11,715
Interest on deposit with subsidiary	733	1,483	2,646

Total income	99,721	333,076	352,861

Expenses	1,380	1,466	1,419

Income before income tax expense and equity in undistributed net (loss) income of subsidiary	98,341	331,610	351,442
Income tax expense	4,068	4,360	3,397

Income before equity in undistributed net (loss) income of subsidiary	94,273	327,250	348,045
Equity in undistributed net (loss) income of subsidiary	(830,262)	209,956	179,199

Net (loss) income	$(735,989)	$537,206	$527,244

Notes to Consolidated Financial Statements

Statements of Cash Flows

	Year Ended December 31,

	2011	2010	2009

	(In thousands)
Cash Flows from Operating Activities:
Net (loss) income	$(735,989)	$537,206	$527,244
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net (loss) income	830,262	(209,956)	(179,199)
Decrease in other assets	-	231	7,168
Increase in accrued expenses	3,720	131	-

Net Cash Provided by Operating Activities	97,993	327,612	355,213

Cash Flows from Investing Activities:
Principal collected on ESOP loan	2,695	2,568	2,444

Net Cash Provided by Investing Activities	2,695	2,568	2,444

Cash Flows from Financing Activities:
Purchases of treasury stock	(163)	(464)	(43,477)
Exercise of stock options	3,165	1,235	13,500
Cash dividends paid on unallocated ESOP shares	(12,757)	(20,208)	(20,436)
Cash dividends paid	(192,698)	(295,757)	(288,408)

Net Cash Used in Financing Activities	(202,453)	(315,194)	(338,821)

Net (Decrease) Increase in Cash Due from Bank	(101,765)	14,986	18,836

Cash Due from Bank at Beginning of Year	239,587	224,601	205,765

Cash Due from Bank at End of Year	$137,822	$239,587	$224,601

Notes to Consolidated Financial Statements

Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data (Unaudited) [Abstract]
Selected Quarterly Financial Data (Unaudited)

17. Selected Quarterly Financial Data (Unaudited)

The following tables are a summary of certain quarterly financial data for the years ended December 31, 2011 and 2010.

	2011 Quarter Ended

	March 31	June 30	September 30	December 31

	(In thousands, except per share data)
Interest and dividend income	$617,523	$552,732	$524,238	$472,844
Interest expense	361,122	279,823	279,895	265,863

Net interest income	256,401	272,909	244,643	206,981
Provision for loan losses	40,000	30,000	25,000	25,000

Net interest income after provision for loan losses	216,401	242,909	219,643	181,981

Non-interest income	105,207	2,732	3,094	2,884
Non-interest expense	1,240,568	85,837	83,661	820,094

(Loss) income before income tax expense	(918,960)	159,804	139,076	(635,229)
Income tax (benefit) expense	(363,296)	63,796	54,873	(274,693)

Net (loss) income	$(555,664)	$96,008	$84,203	$(360,536)

Basic (loss) earnings per share	$(1.13)	$0.19	$0.17	$(0.73)

Diluted (loss) earnings per share	$(1.13)	$0.19	$0.17	$(0.73)

	2010 Quarter Ended

	March 31	June 30	September 30	December 31

	(In thousands, except per share data)

Interest and dividend income	$734,870	$717,580	$688,810	$643,236
Interest expense	403,725	400,066	398,476	391,402

Net interest income	331,145	317,514	290,334	251,834
Provision for loan losses	50,000	50,000	50,000	45,000

Net interest income after provision for loan losses	281,145	267,514	240,334	206,834

Non-interest income	32,998	33,210	33,859	62,927
Non-interest expense	66,531	64,596	65,706	69,555

Income before income tax expense	247,612	236,128	208,487	200,206
Income tax expense	98,727	93,537	83,918	79,045

Net income	$148,885	$142,591	$124,569	$121,161

Basic earnings per share	$0.30	$0.29	$0.25	$0.25

Diluted earnings per share	$0.30	$0.29	$0.25	$0.25

Notes to Consolidated Financial Statements

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

18. Earnings Per Share

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations.

	For the Year Ended December 31,

	2011			2010			2009

	Income	Shares	Per Share Amount	Income	Shares	Per Share Amount	Income	Shares	Per Share Amount

	(In thousands, except per share data)

Net (loss) income	$(735,989)			$537,206			$527,244

Basic (loss) earnings per share:
(Loss) income available to common stockholders	$(735,989)	494,629	$(1.49)	$537,206	493,033	$1.09	$527,244	488,908	$ 1.08

Effect of dilutive common stock equivalents	-	-		-	1,281		-	2,388

Diluted (loss) earnings per share:
(Loss) income available to common stockholders	$(735,989)	494,629	$(1.49)	$537,206	494,314	$1.09	$527,244	491,296	$ 1.07

Excludes options to purchase 26,833,269 shares, 16,160,000 shares and 7,007,500 shares, respectively, of the Company’s common stock which were outstanding for the years ended December 31, 2011, 2010 and 2009 as their inclusion would be anti-dilutive.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements

19. Recent Accounting Pronouncements

In September 2011, FASB issued ASU No. 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment. Under the amendments in this update, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit, as described in the accounting guidance. The guidance in ASU 2011-08 also provides entities with the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test and an entity may resume performing the qualitative assessment in any subsequent period. ASU 2011-08 does not change current accounting guidance for testing other indefinite-lived intangible assets for impairment. This guidance is effective for fiscal years beginning after December 15, 2011. Early adoption is permitted, including annual and interim goodwill impairment tests performed prior to September 15, 2011. We do not expect this ASU will have a material impact on our financial condition, results of operations or financial statement disclosures.

In June 2011, FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This update allows an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In either option, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update eliminates the presentation of components other comprehensive income as part of the statement of changes in shareholders’ equity. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. We do not expect this ASU will have a material impact on our financial condition, results of operations or financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”). The amendments in this update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs which include (1) application of the highest and best use and valuation premise concepts. The amendments specify that the concepts of highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; (2) include requirements specific to measuring the fair value of those instruments, such as equity interests issued as consideration in a business combination; (3) clarify that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy; (4) permit an exception to the requirements in Topic 820 for measuring fair value when a reporting entity manages its financial instruments on the basis of its net exposure, rather than its gross exposure, to those risks. The exception permits a reporting entity to measure the fair value of such financial assets and financial liabilities at the price that would be received to sell a net asset position for a particular risk or to transfer a net liability position for a particular risk in an orderly transaction between market participants at the measurement date; and (5) expanded disclosures about fair value measurements for recurring Level 3 fair value measurements to include the valuation processes used by the reporting entity and the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, reporting entities must categorize by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed. This guidance is effective for interim periods beginning after December 15, 2011. We do not expect this ASU will have a material impact on our financial condition, results of operations or financial statement disclosures.

In April 2011, FASB issued ASU No. 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. This ASU addresses the criteria used to determine whether a repurchase agreement should be accounted for as a sale or as a secured borrowing. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor’s ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee. The amendments also eliminate the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets. Other criteria applicable to the assessment of effective control are not changed by the amendments in this ASU. The new guidance is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance is to be applied prospectively to transactions or modification of existing transactions that occur on or after the effective date. Early adoption is not permitted. We do not expect this ASU will have a material impact on our financial condition, results of operations or financial statement disclosures.

In April 2011, FASB issued ASU No. 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. This ASU amends Topic 310 and provides additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a troubled debt restructuring. The amendments in this update became effective for the first interim or annual period beginning on or after June 15, 2011. The guidance requires creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered troubled debt restructurings. We adopted this accounting standards update on April 1, 2011. The adoption of ASU No. 2011-02 did not have a material impact on our financial condition or results of operations. The financial statement disclosures are included in footnote 6 to the consolidated financial statements.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies (Policies) [Abstract]
Basis of Presentation

Basis of Presentation

The following are the significant accounting and reporting policies applied by Hudson City Bancorp and its wholly-owned subsidiary, Hudson City Savings, in the preparation of the accompanying consolidated financial statements. The consolidated financial statements have been prepared in conformity with GAAP. All significant intercompany transactions and balances have been eliminated in consolidation. As used in these consolidated financial statements, “Hudson City” refers to Hudson City Bancorp, Inc. or Hudson City Bancorp, Inc. and its consolidated subsidiary, depending on the context. In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the statements of financial condition and revenues and expenses for the period. Actual results could differ from these estimates. The ALL is a material estimate that is particularly susceptible to near-term change. The current economic environment has increased the degree of uncertainty inherent in this material estimate. In addition, bank regulators, as an integral part of their supervisory function, periodically review our allowance for loan losses. These regulatory agencies have the ability to require us, as they can require all banks, to increase our provision for loan losses or to recognize further charge-offs based upon their judgments, which may be different from ours. Any increase in the allowance required by these regulatory agencies could adversely affect our financial condition and results of operations.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents includes cash on hand, amounts due from banks and federal funds sold. Generally, federal funds are sold for one-day periods. Cash reserves are required to be maintained on deposit with the Federal Reserve Bank of New York based on deposits. The amount of the required reserves for the years ended December 31, 2011 and 2010 was $17.8 million and $19.3 million, respectively.

Mortgage-Backed Securities

Mortgage-Backed Securities

Mortgage-backed securities include GSEs and U.S. Government agency pass-through certificates, which represent participating interests in pools of long-term first mortgage loans originated and serviced by third-party issuers of the securities, and real estate mortgage investment conduits (“REMICs”), which are securities derived by reallocating cash flows from mortgage pass-through securities or from pools of mortgage loans held by a trust. REMICs are a form of, and are often referred to as, collateralized mortgage obligations.

Mortgage-backed securities are classified as either held to maturity or available for sale. For the years ended December 31, 2011, 2010 and 2009, we did not maintain a trading portfolio. Mortgage-backed securities classified as held to maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts. Amortization and accretion is reflected as an adjustment to interest income over the life of the security, adjusted for estimated prepayments, using the effective interest method. Hudson City has both the ability and the positive intent to hold these investment securities to maturity. Mortgage-backed securities available for sale are carried at fair value, with unrealized gains and losses, net of tax, reported as a component of other comprehensive income or loss, which is included in shareholders’ equity. Amortization and accretion of premiums and discounts are reflected as an adjustment to interest income over the life of the security, adjusted for estimated prepayments, using the effective interest method. Realized gains and losses are recognized when securities are sold using the specific identification method. The estimated fair value of substantially all of these securities is determined by the use of market prices obtained from independent third-party pricing services. We assess the reasonableness of the fair values obtained by reference to a second independent nationally recognized pricing service. We conduct a periodic review and evaluation of the securities portfolio to determine if a decline in the fair value of any security below its cost basis is other-than-temporary. Our evaluation of other-than-temporary impairment considers the duration and severity of the impairment, our intent to sell the security and whether it is more likely than not that we will be required to sell before full recovery of our investment or maturity. For mortgage-backed securities deemed to be other-than-temporarily impaired, the security is written down to a new cost basis with the estimated credit loss charged to income as a component of non-interest expense and the non-credit related impairment loss charged to other comprehensive income. See “Critical Accounting Policies – Securities Impairment”.

Investment Securities

Investment Securities

Investment securities are classified as either held to maturity or available for sale. For the years ended December 31, 2011, 2010 and 2009, we did not maintain a trading portfolio. Investment securities classified as held to maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts. Amortization and accretion is reflected as an adjustment to interest income over the life of the security using the effective interest method. Hudson City has both the ability and the positive intent to hold these investment securities to maturity. Securities available for sale are carried at fair value, with unrealized gains and losses, net of tax, reported as a component of accumulated other comprehensive income or loss, which is included in shareholders’ equity. Amortization and accretion of premiums and discounts are reflected as an adjustment to interest income over the life of the security using the effective interest method. Realized gains and losses are recognized when securities are sold or called using the specific identification method. The estimated fair value of substantially all of these securities is determined by the use of quoted market prices obtained from independent third-party pricing services. We assess the reasonableness of the fair values obtained by reference to a second independent nationally recognized pricing service. We conduct a periodic review and evaluation of the securities portfolio to determine if a decline in the fair value of any security below its cost basis is other-than-temporary. Our evaluation of other-than-temporary impairment considers the duration and severity of the impairment, our intent to sell the security and whether it is more likely than not that we will be required to sell before full recovery of our investment or maturity. For debt securities deemed to be other-than-temporarily impaired, the security is written down to a new cost basis with the estimated credit loss charged to income as a component of non-interest expense and the non-credit related impairment loss charged to other comprehensive income. For equity securities that are deemed to be other-than-temporarily impaired, the security is written down to a new cost basis and the resulting loss is charged to income as a component of non-interest expense. See “Critical Accounting Policies – Securities Impairment”.

Loans

Loans

Loans are stated at their principal amounts outstanding. Interest income on loans is accrued and credited to income as earned. Net loan origination fees and broker costs are deferred and amortized to interest income over the life of the loan using the effective interest method. Amortization and accretion of premiums and discounts is reflected as an adjustment to interest income over the life of the purchased loan using the effective interest method.

Existing customers in good credit standing were permitted to modify the terms of their mortgage loan, for a fee, to the terms of the currently offered fixed-rate product with a similar or reduced period to maturity than the current remaining period of their existing loan. The modified terms of these loans are at least as favorable to us as the terms of mortgage loans we offer to new customers. The fee assessed for modifying the mortgage loan is deferred and accreted over the life of the modified loan using the effective interest method. Such accretion is reflected as an adjustment to interest income. We have determined that the modification of the terms of the loan (i.e. the change in rate and period to maturity), represents a more than minor change to the loan. Accordingly, pre-modification deferred fees or costs associated with the mortgage loan are recognized in interest income at the time of the modification. Effective December 31, 2011, we discontinued this product offering.

A loan is considered delinquent when we have not received a payment within 30 days of its contractual due date. The accrual of income on loans that are not guaranteed by a U.S. Government agency is generally discontinued when interest or principal payments are 90 days in arrears or when the timely collection of such income is doubtful. Loans on which the accrual of income has been discontinued are designated as non-accrual loans and outstanding interest previously credited to income is reversed. Interest income on non-accrual loans and impaired loans is recognized in the period collected unless the ultimate collection of principal is considered doubtful. A non-accrual loan is returned to accrual status when factors indicating doubtful collection no longer exist.

We adopted Accounting Standards Update (“ASU”) No. 2011-02 on April 1, 2011 which provides additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a troubled debt restructuring. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that the restructuring constitutes a concession and the borrower is experiencing financial difficulties. As a result of our adoption of ASU No. 2011-02, in the second quarter of 2011 we determined that approximately $26.2 million of residential mortgage loans were troubled debt restructurings that were not previously considered as such.

Loans that were modified in a troubled debt restructuring primarily represent loans that have been in a deferred payment plan for an extended period of time, generally in excess of six months, loans that have had past due amounts capitalized as part of the loan balance, loans that have a confirmed Chapter 13 bankruptcy status and other repayment plans. These loans are individually evaluated for impairment to determine if the carrying value of the loan is in excess of the fair value of the collateral or the present value of the loan’s expected future cash flows.

Hudson City Savings defines the population of potential impaired loans to be all non-accrual construction, commercial real estate and multi-family loans as well as loans classified as troubled debt restructurings. Impaired loans are individually assessed to determine that the loan’s carrying value is not in excess of the fair value of the collateral or the present value of the loan’s expected future cash flows. Smaller balance homogeneous loans that are collectively evaluated for impairment, such as residential mortgage loans and consumer loans, are specifically excluded from the impaired loan analysis unless they have been modified as a troubled debt restructuring.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses has been determined in accordance with GAAP, under which we are required to maintain adequate allowances for loan losses. We are responsible for the timely and periodic determination of the amount of the allowance required. We believe that our ALL is adequate to cover specifically identifiable loan losses, as well as estimated losses inherent in our portfolio for which certain losses are probable but not specifically identifiable.

Our primary lending emphasis is the origination and purchase of one- to four-family first mortgage loans on residential properties and, to a lesser extent, second mortgage loans on one- to four-family residential properties resulting in a loan concentration in residential first mortgage loans at December 31, 2011. As a result of our lending practices, we also have a concentration of loans secured by real property located primarily in New Jersey, New York and Connecticut. At December 31, approximately 81.7% of our total loans are in the New York metropolitan area. Additionally, the states of Pennsylvania, Virginia, Illinois and Maryland, accounted for 4.7%, 2.6%, 2.3%, and 2.0%, respectively of total loans. The remaining 6.7% of the loan portfolio is secured by real estate primarily in the remainder of our lending markets which includes states as far south as South Carolina and as far east as the Mississippi River. Based on the composition of our loan portfolio, we believe the primary risks inherent in our portfolio are the continued weakened economic conditions due to the recent U.S. recession, continued high levels of unemployment, rising interest rates in the markets we lend and a continuing decline in real estate market values. Any one or a combination of these adverse trends may adversely affect our loan portfolio resulting in increased delinquencies, non-performing assets, charge-offs and future levels of loan loss provisions. We consider these trends in market conditions in determining the ALL.

Due to the nature of our loan portfolio, our evaluation of the adequacy of our ALL is performed primarily on a “pooled” basis. Each month we prepare an analysis which categorizes the entire loan portfolio by certain risk characteristics such as loan type (fixed-rate and adjustable-rate one- to four-family mortgages, home equity, multi-family, commercial, construction, etc.), loan source (originated or purchased) and payment status (i.e., current or number of days delinquent). Loans with known potential losses are categorized separately. We assign potential loss factors to the payment status categories on the basis of our assessment of the potential risk inherent in each loan type. These factors are periodically reviewed for appropriateness giving consideration to charge-off history, delinquency trends, portfolio growth and the status of the regional economy and housing market, in order to ascertain that the loss factors cover probable and estimable losses inherent in the portfolio. Based on our recent loss experience on non-performing loans, we updated certain loss factors used in our quantitative analysis of the ALL for one- to four- family first mortgage loans during 2011. This update in our loss factors did not have a material effect on the ultimate level of our ALL or on our provision for loan losses. We use this analysis, as a tool, together with principal balances and delinquency reports, to evaluate the adequacy of the ALL. Other key factors we consider in this process are current real estate market conditions in geographic areas where our loans are located, changes in the trend of non-performing loans, the results of our foreclosed property transactions, the current state of the local and national economy, changes in interest rates and loan portfolio growth. Any one or a combination of these adverse trends may adversely affect our loan portfolio resulting in increased delinquencies, loan losses and higher future levels of provisions.

We maintain the ALL through provisions for loan losses that we charge to income. We charge losses on loans against the ALL when we believe the collection of loan principal is unlikely. This is generally by the time a loan is 180 days delinquent and an updated appraisal reflects a shortfall in the collateral value as compared to the outstanding principal balance of a mortgage loan. We establish the provision for loan losses after considering the results of our review as described above. We apply this process and methodology in a consistent manner and we reassess and modify the estimation methods and assumptions used in response to changing conditions. Such changes, if any, are approved by our Asset Quality Committee (the “AQC”) each quarter.

Federal Home Loan Bank of New York Stock

Federal Home Loan Bank of New York Stock

As a member of the Federal Home Loan Bank of New York (the “FHLB”), we are required to acquire and hold shares of FHLB Class B stock. Our holding requirement varies based on our activities, primarily our outstanding borrowings, with the FHLB. Our investment in FHLB stock is carried at cost. We conduct a periodic review and evaluation of our FHLB stock to determine if any impairment exists.

Foreclosed Real Estate

Foreclosed Real Estate

Foreclosed real estate is property acquired through foreclosure or deed in lieu of foreclosure. Write-downs to fair value (net of estimated cost to sell) at the time of acquisition are charged to the ALL. After acquisition, foreclosed properties are held for sale and carried at the lower of fair value less estimated selling costs. Fair value is estimated through current appraisals, where practical, or an inspection and a comparison of the property securing the loan with similar properties in the area by either a licensed appraiser or real estate broker. Subsequent provisions for losses, which may result from the ongoing periodic valuations of these properties, are charged to income in the period in which they are identified. Carrying costs, such as maintenance and taxes, are charged to operating expenses as incurred.

Banking Premises and Equipment

Banking Premises and Equipment

Land is carried at cost. Buildings, leasehold improvements and furniture, fixtures and equipment are carried at cost, less accumulated depreciation and leasehold amortization. Buildings are depreciated over their estimated useful lives using the straight-line method. Furniture, fixtures and equipment are depreciated over their estimated useful lives using the double-declining balance method. Leasehold improvements are amortized over the shorter of their estimated useful lives or the term of the respective leases. The costs for major improvements and renovations are capitalized, while maintenance, repairs and minor improvements are charged to operating expenses as incurred. Gains and losses on dispositions are reflected currently as other non-interest income or expense.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill and intangible assets with indefinite useful lives are tested for impairment at least annually using a fair-value based two-step approach.

The first step (“Step 1”) used to identify potential impairment involves comparing each reporting unit’s estimated fair value to its carrying amount, including goodwill. As a community-oriented bank, substantially all of the Company’s operations involve the delivery of loan and deposit products to customers and these operations constitute the Company’s only segment for financial reporting purposes. If the estimated fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount exceeds the estimated fair value, there is an indication of potential impairment and the second step (“Step 2”) is performed to measure the amount. Step 2 involves calculating an implied fair value of goodwill for each reporting unit for which impairment was indicated in Step 1. The implied fair value of goodwill is determined in a manner similar to the amount of goodwill calculated in a business combination by measuring the excess of the estimated fair value of the reporting unit, as determined in Step 1, over the aggregate estimated fair values of the individual assets, liabilities, and identifiable intangibles, as if the reporting unit was being acquired at the impairment test date. Subsequent reversal of goodwill impairment losses is not permitted.

Income Taxes

Income Taxes

We utilize the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Certain tax benefits attributable to stock options and restricted stock are credited to additional paid-in capital. A valuation allowance is established when management is unable to conclude that it is more likely than not that it will realize deferred tax assets based on the nature and timing of these items. Tax positions taken, or expected to be taken, in a tax return and which meet recognition thresholds, are recognized in our financial statements based on measurement attributes prescribed in accounting guidance. Accruals of interest and penalties related to unrecognized tax benefits are recognized in income tax expense.

Employee Benefit Plans

Employee Benefit Plans

Hudson City maintains certain noncontributory retirement and postretirement benefit plans, which cover employees hired prior to August 1, 2005 who have met the eligibility requirements of the plans. Certain health care and life insurance benefits are provided for retired employees. The expected cost of benefits provided for retired employees is actuarially determined and accrued ratably from the date of hire to the date the employee is fully eligible to receive the benefits.

The accounting guidance related to retirement benefits requires an employer to: (a) recognize in its statement of financial position an asset for a plan’s overfunded status or a liability for a plan’s underfunded status; (b) measure a plan’s assets and its obligations that determine its funded status as of the end of the employer’s fiscal year; and (c) recognize, in comprehensive income, changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur.

The Employee Stock Ownership Plan (the “ESOP”) is accounted for in accordance with FASB guidance related to employee stock ownership plans. The funds borrowed by the ESOP from Hudson City Bancorp to purchase Hudson City Bancorp common stock are being repaid from Hudson City Savings’ contributions and dividends paid on unallocated ESOP shares over a period of up to 40 years. Hudson City common stock not allocated to participants is recorded as a reduction of stockholders’ equity at cost. Compensation expense for the ESOP is based on the average market price of our stock during each quarter.

Stock-Based Compensation	Stock-Based Compensation Stock-based compensation expense is recognized over the period of requisite service based upon the grant-date fair value of those awards.
Bank-Owned Life Insurance

Bank-Owned Life Insurance

Bank-owned life insurance (“BOLI”) is accounted for in accordance with FASB guidance related to Split-Dollar Life Insurance Agreements. The cash surrender value of BOLI is recorded on our consolidated statement of financial condition as an asset and the change in the cash surrender value is recorded as non-interest income. The amount by which any death benefits received exceeds a policy’s cash surrender value is recorded in non-interest income at the time of receipt. A liability is also recorded on our consolidated statement of financial condition for postretirement death benefits provided by the split-dollar endorsement policy. A corresponding expense is recorded in non-interest expense for the accrual of benefits over the period during which employees provide services to earn the benefits.

Borrowed Funds

Borrowed Funds

Hudson City enters into sales of securities under agreements to repurchase with selected brokers and the FHLB. These agreements are recorded as financing transactions as Hudson City maintains effective control over the transferred securities. The dollar amount of the securities underlying the agreements continues to be carried in Hudson City’s securities portfolio. The obligations to repurchase the securities are reported as a liability in the consolidated statements of financial condition. The securities underlying the agreements are delivered to the party with whom each transaction is executed. They agree to resell to Hudson City the same securities at the maturity or call of the agreement. Hudson City retains the right of substitution of the underlying securities throughout the terms of the agreements.

Notes to Consolidated Financial Statements

Hudson City has also obtained advances from the FHLB, which are generally secured by a blanket lien against our mortgage portfolio. Total borrowings with the FHLB are generally limited by a multiple of the amount of FHLB stock owned or a percentage of the fair value of our mortgage portfolio, whichever is greater.

The loss on the early extinguishment of debt is based on the fair value of the borrowing and is included in non-interest expense.

The Bank has modified certain structured borrowings to eliminate or reduce the put option held by the lender. Management evaluates each modification to determine if the modification results in a substantially different borrowing and therefore should be recognized as an extinguishment. The evaluation of the modifications includes a comparison of the borrowing’s cash flows before and after the modification, the terms of any collateral agreements and option agreements, and the amount of any fees exchanged. None of the debt modifications entered into during 2011, 2010 and 2009 resulted in a debt extinguishment.

Comprehensive Income

Comprehensive Income

Comprehensive income is comprised of net income and other comprehensive income. Other comprehensive income includes items such as changes in unrealized gains and losses on securities available for sale, net of tax and changes in the unrecognized prior service costs or credits of defined benefit pension and other postretirement plans, net of tax. Comprehensive income is presented in the consolidated statements of changes in shareholders’ equity.

Segment Information

Segment Information

FASB guidance requires public companies to report certain financial information about significant revenue-producing segments of the business for which such information is available and utilized by the chief operating decision maker. As a community-oriented financial institution, substantially all of our operations involve the delivery of loan and deposit products to customers. Management makes operating decisions and assesses performance based on an ongoing review of these community banking operations, which constitute our only operating segment for financial reporting purposes.

Earnings per Share

Earnings per Share

Basic earnings per share is computed by dividing income available to common stockholders by the weighted average number of shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock (such as stock options) were exercised or resulted in the issuance of common stock. These potentially dilutive shares would then be included in the weighted average number of shares outstanding for the period using the treasury stock method. The Company reported a net loss for 2011 and therefore potentially dilutive shares are not included in the weighted average number of shares outstanding for 2011. Shares issued and shares reacquired during any period are weighted for the portion of the period that they were outstanding.

In computing both basic and diluted earnings per share, the weighted average number of common shares outstanding includes the ESOP shares previously allocated to participants and shares committed to be released for allocation to participants and the recognition and retention plans (“RRP”) shares which have vested or have been allocated to participants. ESOP and RRP shares that have been purchased but have not been committed to be released or have not vested are excluded from the computation of basic and diluted earnings per share.

Intangibles - Goodwill and Other (Topic 350)

In September 2011, FASB issued ASU No. 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment. Under the amendments in this update, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit, as described in the accounting guidance. The guidance in ASU 2011-08 also provides entities with the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test and an entity may resume performing the qualitative assessment in any subsequent period. ASU 2011-08 does not change current accounting guidance for testing other indefinite-lived intangible assets for impairment. This guidance is effective for fiscal years beginning after December 15, 2011. Early adoption is permitted, including annual and interim goodwill impairment tests performed prior to September 15, 2011. We do not expect this ASU will have a material impact on our financial condition, results of operations or financial statement disclosures.

Comprehensive Income (Topic 220)

In June 2011, FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This update allows an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In either option, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update eliminates the presentation of components other comprehensive income as part of the statement of changes in shareholders’ equity. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. We do not expect this ASU will have a material impact on our financial condition, results of operations or financial statement disclosures.

Fair value measurement policy

In May 2011, FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”). The amendments in this update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs which include (1) application of the highest and best use and valuation premise concepts. The amendments specify that the concepts of highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; (2) include requirements specific to measuring the fair value of those instruments, such as equity interests issued as consideration in a business combination; (3) clarify that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy; (4) permit an exception to the requirements in Topic 820 for measuring fair value when a reporting entity manages its financial instruments on the basis of its net exposure, rather than its gross exposure, to those risks. The exception permits a reporting entity to measure the fair value of such financial assets and financial liabilities at the price that would be received to sell a net asset position for a particular risk or to transfer a net liability position for a particular risk in an orderly transaction between market participants at the measurement date; and (5) expanded disclosures about fair value measurements for recurring Level 3 fair value measurements to include the valuation processes used by the reporting entity and the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, reporting entities must categorize by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed. This guidance is effective for interim periods beginning after December 15, 2011. We do not expect this ASU will have a material impact on our financial condition, results of operations or financial statement disclosures.

Transfer and Servicing (Topic 860)

In April 2011, FASB issued ASU No. 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. This ASU addresses the criteria used to determine whether a repurchase agreement should be accounted for as a sale or as a secured borrowing. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor’s ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee. The amendments also eliminate the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets. Other criteria applicable to the assessment of effective control are not changed by the amendments in this ASU. The new guidance is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance is to be applied prospectively to transactions or modification of existing transactions that occur on or after the effective date. Early adoption is not permitted. We do not expect this ASU will have a material impact on our financial condition, results of operations or financial statement disclosures.

Adoption of ASU Topic 310 Policy

In April 2011, FASB issued ASU No. 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. This ASU amends Topic 310 and provides additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a troubled debt restructuring. The amendments in this update became effective for the first interim or annual period beginning on or after June 15, 2011. The guidance requires creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered troubled debt restructurings. We adopted this accounting standards update on April 1, 2011. The adoption of ASU No. 2011-02 did not have a material impact on our financial condition or results of operations. The financial statement disclosures are included in footnote 6 to the consolidated financial statements.

Mortgage-Backed Securities (Tables)	12 Months Ended
Dec. 31, 2011
Mortgage-Backed Securities (Tables) [Abstract]
Amortized cost and estimated fair market value of mortgage-backed securities

The amortized cost and estimated fair market value of mortgage-backed securities at December 31 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Market Value

	(In thousands)

2011
Held to Maturity:
GNMA pass-through certificates	$83,587	$2,602	$-	$86,189
FNMA pass-through certificates	1,154,638	78,603	(4)	1,233,237
FHLMC pass-through certificates	2,132,408	125,364	-	2,257,772
FHLMC and FNMA - REMICs	744,890	46,335	-	791,225

Total held to maturity	$4,115,523	$252,904	$(4)	$4,368,423

Available for Sale:
GNMA pass-through certificates	$1,139,894	$26,353	$(19)	$1,166,228
FNMA pass-through certificates	4,407,970	60,059	-	4,468,029
FHLMC pass-through certificates	3,390,467	61,689	-	3,452,156
FHLMC and FNMA - REMICs	81,768	2,209	-	83,977

Total available for sale	$9,020,099	$150,310	$(19)	$9,170,390

2010
Held to Maturity:
GNMA pass-through certificates	$98,887	$2,802	$-	$101,689
FNMA pass-through certificates	1,622,994	87,271	-	1,710,265
FHLMC pass-through certificates	2,943,565	148,248	-	3,091,813
FHLMC and FNMA - REMICs	1,248,926	46,846	(32)	1,295,740

Total held to maturity	$5,914,372	$285,167	$(32)	$6,199,507

Available for Sale:
GNMA pass-through certificates	$1,560,755	$27,214	$(7,487)	$1,580,482
FNMA pass-through certificates	10,333,033	122,305	(57,550)	10,397,788
FHLMC pass-through certificates	5,521,741	129,547	(32,116)	5,619,172
FHLMC and FNMA - REMICs	509,755	13,340	-	523,095

Total available for sale	$17,925,284	$292,406	$(97,153)	$18,120,537

Fair values and unrealized losses of mortgage-backed securities

	Less Than 12 Months		12 Months or Longer		Total

	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

			(In thousands)

2011
Held to Maturity:
FNMA pass-through certificates	$210	$(4)	$-	$-	$210	$(4)

Total held to maturity	210	(4)	-	-	210	(4)

Available for Sale:
GNMA pass-through certificates	12,891	(19)	-	-	12,891	(19)

Total available for sale	12,891	(19)	-	-	12,891	(19)

Total	$13,101	$(23)	$-	$-	$13,101	$(23)

2010
Held to Maturity:
FHLMC and FNMA - REMIC’s	$7,373	$(24)	$3,163	$(8)	$10,536	$(32)

Total held to maturity	7,373	(24)	3,163	(8)	10,536	(32)

Available for Sale:
GNMA pass-through certificates	424,575	(7,487)	-	-	424,575	(7,487)
FNMA pass-through certificates	4,375,620	(57,550)	-	-	4,375,620	(57,550)
FHLMC pass-through certificates	2,425,458	(32,116)	-	-	2,425,458	(32,116)

Total available for sale	7,225,653	(97,153)	-	-	7,225,653	(97,153)

Total	$7,233,026	$(97,177)	$3,163	$(8)	$7,236,189	$(97,185)

Mortgage-backed securities held to maturity and available for sale

	Amortized Cost	Estimated Fair Market Value

	(In thousands)

Held to Maturity:
Due after one year through five years	$1,700	$1,819
Due after five years through ten years	8,650	9,203
Due after ten years	4,105,173	4,357,401

Total held to maturity	$4,115,523	$4,368,423

Available for Sale:
Due after ten years	$9,020,099	$9,170,390

Total available for sale	$9,020,099	$9,170,390

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2011
Investment Securities (Tables) [Abstract]
Amortized cost and estimated fair market value of investment securities

The amortized cost and estimated fair market value of investment securities at December 31 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Market Value

	(In thousands)

2011
Held to Maturity:
United States government-sponsored enterprises debt	$539,011	$6,750	$-	$545,761

Total held to maturity	$539,011	$6,750	$-	$545,761

Available for Sale:
Equity securities	$6,767	$601	$-	$7,368

Total available for sale	$6,767	$601	$-	$7,368

2010
Held to Maturity:
United States government-sponsored enterprises debt	$3,939,006	$3,698	$(75,216)	$3,867,488

Total held to maturity	$3,939,006	$3,698	$(75,216)	$3,867,488

Available for Sale:
United States government-sponsored enterprises debt	$80,000	$2,647	$-	$82,647
Equity securities	6,767	381	-	7,148

Total available for sale	$86,767	$3,028	$-	$89,795

Fair values and unrealized losses of investment securities

	Less Than 12 Months		12 Months or Longer		Total

	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

			(In thousands)

2010
Held to Maturity:
United States government-sponsored enterprises debt	$3,524,781	$(75,216)	$-	$-	$3,524,781	$(75,216)

Total held to maturity	3,524,781	(75,216)	-	-	3,524,781	(75,216)

Total	$3,524,781	$(75,216)	$-	$-	$3,524,781	$(75,216)

Investment securities held to maturity and available for sale

	Amortized Cost	Estimated Fair Market Value

	(In thousands)

Held to Maturity:
Due after ten years	$539,011	$545,761

Total held to maturity	$539,011	$545,761

Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Loan Losses (Tables) [Abstract]
Summary of loans

	2011	2010
	(In thousands)

First mortgage loans:
One- to four-family
Amortizing	$23,480,909	$24,912,935
Interest-only	4,779,863	5,136,463
FHA/VA	734,781	499,724
Multi-family and commercial	39,634	48,067
Construction	4,929	9,081

Total first mortgage loans	29,040,116	30,606,270

Consumer and other loans:
Fixed–rate second mortgages	131,597	160,896
Home equity credit lines	134,502	137,467
Other	21,130	19,264

Total consumer and other loans	287,229	317,627

Total loans	$29,327,345	$30,923,897

Loan portfolio by credit quality indicator

The following tables present the composition of our loan portfolio by credit quality indicator at the dates indicated:

Credit Risk Profile based on Payment Activity

			(In thousands)

	One-to four- family first mortgage loans		Other first Mortgages		Consumer and Other			Total Loans
December 31, 2011	Amortizing	Interest-only	Multi-family and Commercial	Construction	Fixed-rate second mortgages	Home Equity credit lines	Other
Performing	$23,417,785	$4,566,001	$37,411	$585	$130,869	$130,897	$21,110	$28,304,658
Non-performing	797,905	213,862	2,223	4,344	728	3,605	20	1,022,687

Total	$24,215,690	$4,779,863	$39,634	$4,929	$131,597	$134,502	$21,130	$29,327,345

December 31, 2010
Performing	$24,733,745	$4,957,115	$46,950	$1,521	$160,456	$135,111	$17,740	$30,052,638
Non-performing	678,914	179,348	1,117	7,560	440	2,356	1,524	871,259

Total	$25,412,659	$5,136,463	$48,067	$9,081	$160,896	$137,467	$19,264	$30,923,897

Notes to Consolidated Financial Statements

Credit Risk Profile by Internally Assigned Grade
			(In thousands)

	One-to four- family first mortgage loans		Other first Mortgages		Consumer and Other			Total Loans
December 31, 2011	Amortizing	Interest-only	Multi-family and Commercial	Construction	Fixed-rate second mortgages	Home Equity credit lines	Other
Pass	$23,325,078	$4,536,090	$23,997	$-	$130,649	$130,487	$19,231	$28,165,532
Special mention	146,391	26,428	2,989	-	220	410	593	177,031
Substandard	744,221	217,345	12,648	4,929	728	3,605	1,306	984,782

Total	$24,215,690	$4,779,863	$39,634	$4,929	$131,597	$134,502	$21,130	$29,327,345

December 31, 2010
Pass	$24,646,101	$4,927,545	$37,697	$1,521	$160,216	$134,408	$17,737	$29,925,225
Special mention	151,800	29,570	1,199	-	240	703	3	183,515
Substandard	614,758	179,348	1,117	7,560	440	2,356	1,524	807,103
Doubtful	-	-	8,054	-	-	-	-	8,054

Total	$25,412,659	$5,136,463	$48,067	$9,081	$160,896	$137,467	$19,264	$30,923,897

Comparison of delinquent loans by class

The following table is a comparison of our delinquent loans by class as of the date indicated:

	30-59 Days	60-89 Days	90 Days or more	Total Past Due	Current Loans	Total Loans	90 Days or more and accruing (1)
At December 31, 2011	(In thousands)
One- to four-family first mortgages:
Amortizing	$357,099	$158,546	$797,905	$1,313,550	$22,902,140	$24,215,690	$97,476
Interest-only	63,360	27,833	213,862	305,055	4,474,808	4,779,863	-
Multi-family and commercial mortgages	1,521	393	2,223	4,137	35,497	39,634	-
Construction loans	-	-	4,344	4,344	585	4,929	-
Consumer and other loans:
Fixed-rate second mortgages	1,202	220	728	2,150	129,447	131,597	-
Home equity lines of credit	2,471	410	3,605	6,486	128,016	134,502	-
Other	1,536	2	20	1,558	19,572	21,130	-

Total	$427,189	$187,404	$1,022,687	$1,637,280	$27,690,065	$29,327,345	$97,476

At December 31, 2010
One- to four-family first mortgages:
Amortizing	$363,583	$161,530	$678,914	$1,204,027	$24,208,632	$25,412,659	$64,156
Interest-only	47,479	29,570	179,348	256,397	4,880,066	5,136,463	-
Multi-family and commercial mortgages	3,199	1,199	1,117	5,515	42,552	48,067	-
Construction loans	-	-	7,560	7,560	1,521	9,081	-
Consumer and other loans:
Fixed-rate second mortgages	896	240	440	1,576	159,320	160,896	-
Home equity lines of credit	2,419	703	2,356	5,478	131,989	137,467	-
Other	1,330	3	1,524	2,857	16,407	19,264	-

Total	$418,906	$193,245	$871,259	$1,483,410	$29,440,487	$30,923,897	$64,156

      (1) Loans that are past due 90 days or more and still accruing interest are loans that are guaranteed by the FHA.

Geographic distribution of loan portfolio as percentage of total loans and non performing loans as percentage of total non performing loans

The following table presents the geographic distribution of our loan portfolio as a percentage of total loans and of our non-performing loans as a percentage of total non-performing loans at December 31:

	2011		2010

	Total loans	Non-performing Loans	Total loans	Non-performing Loans

New Jersey	44.7%	51.3%	44.0%	45.7%
New York	22.4	19.5	19.9	18.7
Connecticut	14.6	6.8	14.5	6.5

Total New York metropolitan area	81.7	77.6	78.4	70.9

Pennsylvania	4.7	1.4	3.1	1.2
Virginia	2.6	2.9	3.5	4.6
Illinois	2.3	4.7	3.0	4.9
Maryland	2.0	3.2	2.7	4.4
All others	6.7	10.2	9.3	14.0

Total outside New York metropolitan area	18.3	22.4	21.6	29.1

	100.0%	100.0%	100.0%	100.0%

Summary of loans, by class

The following is a summary of loans, by class, on which the accrual of income has been discontinued and loans that are contractually past due 90 days or more but have not been classified as non-accrual at December 31:

	2011	2010
	(In thousands)

Non-accrual loans:
One-to four-family amortizing loans	$700,429	$614,758
One-to four-family interest-only loans	213,862	179,348
Multi-family and commercial mortgages	2,223	1,117
Construction loans	4,344	7,560
Fixed-rate second mortgages	728	440
Home equity lines of credit	3,605	2,356
Other loans	20	1,524

Total non-accrual loans	925,211	807,103
Accruing loans delinquent 90 days or more (1)	97,476	64,156

Total non-performing loans	$1,022,687	$871,259

(1) Loans that are past due 90 days or more and still accruing interest are loans that are insured by the FHA.

Comparison of troubled debt restructuring by class

The following table is a comparison of our troubled debt restructuring by class as of the date indicated.

	December 31, 2011			December 31, 2010

	Number of Contracts	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Number of Contracts	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment
	(In thousands)

Troubled debt restructurings:
One-to-four family first mortgages:
Amortizing	146	$57,336	$53,831	6	$2,014	$2,031
Interest-only	9	4,970	4,799	1	1,093	1,103
Multi-family and commercial mortgages	2	7,911	7,911	2	7,911	7,911

Total	157	$70,217	$66,541	9	$11,018	$11,045

Summary of loans evaluated for impairment by class

Loans evaluated for impairment include loans classified as troubled debt restructurings and non-performing multi-family, commercial and construction loans. The following table presents our loans evaluated for impairment by class at the date indicated:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In thousands)

December 31, 2011

One-to four-family amortizing loans	$53,831	$56,876	$-	$55,595	$2,411
One-to four-family interest-only loans	4,799	4,974	-	4,891	159
Multi-family and commercial mortgages	6,548	10,266	3,718	10,294	485
Construction loans	3,622	4,344	722	4,752	-

Total	$68,800	$76,460	$4,440	$75,532	$3,055

December 31, 2010

One-to four-family amortizing loans	$2,031	$2,031	$-	$2,031	$106
One-to four-family interest-only loans	1,104	1,104	-	1,104	55
Multi-family and commercial mortgages	5,712	9,161	3,449	9,159	485
Construction loans	5,863	7,560	1,697	6,949	-

Total	$14,710	$19,856	$5,146	$19,243	$646

Allowance for loan losses

An analysis of the ALL at December 31 follows:

	2011	2010	2009

	(In thousands)

Balance at beginning of year	$236,574	$140,074	$49,797

Charge-offs	(97,096)	(110,771)	(48,133)
Recoveries	14,313	12,271	910

Net charge-offs	(82,783)	(98,500)	(47,223)

Provision for loan losses	120,000	195,000	137,500

Balance at end of year	$273,791	$236,574	$140,074

Allowance for loan losses by portfolio segment

The following table presents the activity in our ALL by portfolio segment at the year indicated.

	At December 31, 2011

	One-to four- Family Mortgages	Multi-family and Commercial Mortgages	Construction	Consumer and Other Loans	Total

	(In thousands)

Balance at December 31, 2009	$133,927	$1,304	$1,865	$2,978	$140,074
Provision for loan losses	191,697	3,115	(137)	325	195,000

Charge-offs	(110,669)	-	-	(102)	(110,771)
Recoveries	12,269	-	-	2	12,271

Net (charge-offs) recoveries	(98,400)	-	-	(100)	(98,500)

Balance at December 31, 2010	$227,224	$4,419	$1,728	$3,203	$236,574
Provision for loan losses	120,126	(37)	(994)	905	120,000

Charge-offs	(96,714)	-	-	(382)	(97,096)
Recoveries	14,286	-	-	27	14,313

Net (charge-offs) recoveries	(82,428)	-	-	(355)	(82,783)

Balance at December 31, 2011	$264,922	$4,382	$734	$3,753	$273,791

Loan portfolio:
Balance at end of year
Individually evaluated for impairment	$58,630	$10,266	$4,344	$-	$73,240
Collectively evaluated for impairment	28,936,923	29,368	585	287,229	29,254,105
Allowance
Individually evaluated for impairment	$1,335	$3,718	$722	$-	$5,775
Collectively evaluated for impairment	263,587	664	12	3,753	268,016

Banking Premises and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Banking Premises and Equipment Net (Tables) [Abstract]
Net carrying value of banking premises and equipment

A summary of the net carrying value of banking premises and equipment at December 31 is as follows:

	2011	2010

	(In thousands)

Land	$5,806	$5,806
Buildings	56,659	56,127
Leasehold improvements	46,202	45,812
Furniture, fixtures and equipment	91,424	83,278

Total acquisition cost	200,091	191,023

Accumulated depreciation and amortization	(129,481)	(121,579)

Total banking premises and equipment, net	$70,610	$69,444

Minimum rental commitments required under operating leases

Year	Amount

(In thousands)

2012	$9,516
2013	9,624
2014	9,511
2015	9,214
2016	9,010
Thereafter	92,723

Total	$139,598

Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Deposits (Tables) [Abstract]
Deposits

Deposits at December 31 are summarized as follows:

	2011			2010
	Balance	Percent	Weighted Average Rate	Balance	Percent	Weighted Average Rate
	(Dollars in thousands)
Savings	$870,887	3.41%	0.49%	$860,806	3.42%	0.64%
Noninterest-bearing demand	604,449	2.37	-	567,230	2.25	-
Interest-bearing demand	1,984,962	7.78	0.68%	2,152,460	8.55	0.73
Money market	8,456,020	33.15	0.87%	6,310,080	25.07	1.04
Time deposits	13,591,442	53.29	1.56%	15,282,550	60.71	1.67
Total deposits	$25,507,760	100.00%	1.19%	$25,173,126	100.00%	1.36%

Maturities of time deposits

Year	Amount

(In thousands)

2012	$8,851,935
2013	2,222,452
2014	641,638
2015	1,201,272
2016	674,145

Total	$13,591,442

Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2011
Borrowed Funds (Tables) [Abstract]
Borrowed funds

Borrowed funds at December 31 are summarized as follows:

	2011		2010
	Principal	Weighted Average Rate	Principal	Weighted Average Rate
	(Dollars in thousands)

Securities sold under agreements to repurchase:
FHLB	$800,000	4.53%	$2,150,000	4.29%
Other brokers	6,150,000	4.44	12,650,000	4.00
Total securities sold under agreements to repurchase	6,950,000	4.45	14,800,000	4.04

Advances from the FHLB	8,125,000	3.39	14,875,000	3.99
Total borrowed funds	$15,075,000	3.87%	$29,675,000	4.02%

Accrued interest payable	$66,252		$151,215

Average balances of borrowings and maximum amount outstanding at any month end

The average balances of borrowings and the maximum amount outstanding at any month-end are as follows:

	At or for the Year Ended December 31,

	2011	2010	2009

	(Dollars in thousands)

Repurchase Agreements:
Average balance outstanding during the year	$9,127,800	$15,034,110	$ 15,100,221

Maximum balance outstanding at any month-end during the year	$14,750,000	$15,100,000	$ 15,100,000

Weighted average rate during the period	4.37%	4.10%	4.05%

FHLB Advances:
Average balance outstanding during the year	$13,349,342	$14,875,000	$ 15,035,798

Maximum balance outstanding at any month-end during the year	$14,875,000	$14,875,000	$ 15,575,000

Weighted average rate during the period	3.44%	4.04%	4.01%

Borrowed funds maturities and potential put dates

	Borrowings by Scheduled Maturity Date		Borrowings by Earlier of Scheduled Maturity or Next Potential Put Date
Year	Principal	Weighted Average Rate	Principal	Weighted Average Rate
	(Dollars in thousands)

2012	$2,900,000	0.88%	$5,575,000	2.57%
2013	-	-	1,325,000	4.69
2014	-	-	3,725,000	4.47
2015	75,000	4.62	275,000	4.10
2016	3,925,000	4.92	3,925,000	4.92
2017	2,475,000	4.37	-	-
2018	700,000	3.65	250,000	3.10
2019	1,725,000	4.62	-	-
2020	3,275,000	4.53	-	-

Total	$15,075,000	3.87%	$15,075,000	3.87%

Amortized cost and fair value of underlying securities used as collateral for securities sold under agreements to repurchase

The amortized cost and fair value of the underlying securities used as collateral for securities sold under agreements to repurchase, at or for the years ended December 31 are as follows:

	At December 31,

	2011	2010	2009

	(In thousands)

Amortized cost of collateral:
United States government-sponsored enterprise securities	$500,000	$2,529,995	$2,429,640
Mortgage-backed securities	8,467,397	14,653,221	14,482,533

Total amortized cost of collateral	$8,967,397	$17,183,216	$16,912,173

Fair value of collateral:
United States government-sponsored enterprise securities	$500,464	$2,475,720	$2,363,328
Mortgage-backed securities	8,747,418	15,125,185	15,115,964

Total fair value of collateral	$9,247,882	$17,600,905	$17,479,292

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans (Tables) [Abstract]
Change in benefit obligation, the change in plan assets, and the funded status for the retirement plans and other benefits

The following table shows the change in benefit obligation, the change in plan assets, and the funded status for the retirement plans and other benefits at December 31:

	Retirement Plans		Other Benefits

	2011	2010	2011	2010

	(In thousands)

Change in Benefit Obligation:
Benefit obligation at beginning of year	$156,015	$141,828	$48,355	$34,221
Service cost	4,160	4,043	970	489
Interest cost	8,926	8,339	2,584	1,668
Participant contributions	-	-	155	144
Actuarial loss (gain)	20,444	6,278	1,743	14,135
Benefits paid	(4,130)	(4,473)	(2,086)	(2,404)
Medicare subsidy	-	-	-	102

Benefit obligation at end of year	185,415	156,015	51,721	48,355

Change in Plan Assets:
Fair value of plan assets at beginning of year	151,876	143,768	-	-
Actual return on plan assets	319	12,249	-	-
Employer contributions	332	332	1,931	2,260
Participant contributions	-	-	155	144
Benefits paid	(4,130)	(4,473)	(2,086)	(2,404)

Fair value of plan assets at end of year	148,397	151,876	-	-

Funded status	$(37,018)	$(4,139)	$(51,721)	$(48,355)

Funded status amounts recognized in the consolidated statements of financial condition

Funded status amounts recognized in the consolidated statements of financial condition at December 31 consist of:

	Retirement Plans		Other Benefits

	2011	2010	2011	2010

	(In thousands)

Accrued expenses and other liabilities	$37,018	$4,139	$51,721	$48,355

Pre-tax amounts recognized as components of total accumulated other comprehensive income

Pre-tax amounts recognized as components of total accumulated other comprehensive income at December 31 consist of:

	Retirement Plans		Other Benefits

	2011	2010	2011	2010

	(In thousands)

Net actuarial loss	$78,939	$50,565	$22,851	$22,413
Prior service cost (credit)	1,554	1,900	(19,340)	(20,905)

Total	$80,493	$52,465	$3,511	$1,508

Components of the Net periodic benefit cost

Net periodic benefit cost for the years ended December 31 included the following components:

	1(12,312)1	1(12,312)1	1(12,312)1	1(12,312)1	1(12,312)1	1(12,312)1
	Retirement Plans			Other Benefits

	2011	2010	2009	2011	2010	2009

	(In thousands)
Net periodic benefit cost:
Service cost	$4,160	$4,043	$4,001	$970	$489	$ 583
Interest cost	8,926	8,339	7,776	2,584	1,668	1,884
Expected return on assets	(12,312)	(11,659)	(8,575)	-	-	-
Amortization of:
Net actuarial loss	4,062	3,106	3,686	1,305	23	301
Prior service cost (credit)	346	339	338	(1,565)	(1,565)	(1,565)

Net periodic benefit cost	5,182	4,168	7,226	3,294	615	1,203

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	32,436	5,690	(4,081)	1,743	14,135	(2,659)
Amortization of net actuarial loss	(4,062)	(3,106)	(3,686)	(1,305)	(23)	(301)
Amortization of prior service cost	(346)	(339)	(338)	1,565	1,565	1,565

Total recognized in other comprehensive income	28,028	2,245	(8,105)	2,003	15,677	(1,395)

Total recognized in net periodic benefit cost and other comprehensive income	$33,210	$6,413	$(879)	$5,297	$16,292	$ (192)

Weighted average assumptions used to determine net periodic benefit cost

The following are the weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	000,000	000,000	000,000	000,000	000,000	000,000
	Retirement Plans			Other Benefits
	2011	2010	2009	2011	2010	2009

Discount rate	5.75%	6.00%	5.75%	5.50%	5.75%	5.75%
Expected return on assets	8.25	8.25	8.25	-	-	-
Rate of compensation increase	4.00	4.00	4.25	-	-	-

Weighted-average assumptions used to determine benefit obligations

The following are the weighted-average assumptions used to determine benefit obligations at December 31:

	Retirement Plans		Other Benefits

	2011	2010	2011	2010

Discount rate	4.75%	5.75%	4.55%	5.50%
Rate of compensation increase	4.00	4.00	-	-

Effects on other benefits due to 1% change health care cost trend rate

A 1% change in the assumed health care cost trend rate would have the following effects on other benefits:

	1% Increase	1% Decrease

	(In thousands)
Effect on total service cost and interest cost	$ (19)	$ 50
Effect on other benefit obligations	451	(18)

Fair value of the retirement plan's assets

The following table presents the fair value of the retirement plan’s assets at December 31, 2011 and 2010 by asset class:

	000,000	000,000	000,000	000,000
		Fair Value Measurements at December 31, 2011

Asset Class	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Cash	4,316	4,316	-	-
Guaranteed deposit fund (a)	11,912	-	-	11,912
Equity Securities (b)	76,298	76,298	-	-
Fixed income securities (c)	55,871	-	55,871	-

	$148,397	$80,614	$55,871	$11,912

		Fair Value Measurements at December 31, 2010
Asset Class	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Cash	13,599	13,599	-	-
Guaranteed deposit fund (a)	11,977	-	-	11,977
Equity Securities (b)	81,017	81,017	-	-
Fixed income securities (c)	45,283	-	45,283	-

	$151,876	$94,616	$45,283	$11,977

(a)

The Guaranteed Deposit Fund (the “Fund”) is an investment in the general account of the Prudential Retirement Insurance and Annuity Company and represents an insurance claim supported by all general account assets. The Fund’s assets are intermediate-term, high-grade fixed income securities consisting of commercial mortgages, private placement bonds, publicly-traded debt securities and asset-backed securities.

(b)

This class includes a mutual fund that invests primarily in stocks representative of the whole U.S. stock market. The objectives of this mutual fund is to outperform the U.S. stock markets. This class also includes $4.4 million of Hudson City Bancorp, Inc. common stock at December 31, 2011.

(c)	This class includes investments in U.S. Treasuries, MBSs issued by GSEs, investment-grade corporate bonds and sovereign debt.

Reconciliation of Level 3 assets measured at fair value

The following table presents a reconciliation of Level 3 assets measured at fair value at December 31:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	(In thousands)
	Guaranteed Deposit Fund
	2011	2010
Beginning balance	$11,977	$12,059
Purchases, sales, issuances and settlements (net)	(65)	(82)

Ending balance	$11,912	$11,977

Expected benefit payments under current provision of plans

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid under the current provisions of the plans.

	Retirement	Other
Year	Plans	Benefits

	(In thousands)

2012	$5,971	$2,658
2013	6,615	2,827
2014	7,217	2,964
2015	7,806	3,134
2016	8,491	3,264
2017 through 2021	53,640	17,402

Weighted average assumptions

The fair values of the option grants were estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2011		2010		2009

	Retention Options	Performance Options	Retention Options	Performance Options	Retention Options	Performance Options

Expected dividend yield	3.37%	3.37%	4.57%	4.57%	4.80%	4.80%
Expected volatility	43.54	36.93	41.30	34.58	33.43	29.08
Risk-free interest rate	1.06	2.01	1.65	2.55	1.29	1.75
Expected option life	3 years	5 years	3.6 years	5.6 years	3.5 years	5.5 years
Fair value of options granted	$2.32	$2.39	$3.00	$2.87	$2.05	$1.92

Summary of granted but unexercised stock options

A summary of the status of the granted, but unexercised stock options as of December 31, and changes during those years, is presented below:

	2011		2010		2009

	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price

Outstanding at beginning of year	28,129,885	$12.68	24,262,692	$12.51	26,728,119	$10.35
Granted	1,618,932	9.22	4,232,500	13.13	3,375,000	12.11
Exercised	(870,331)	3.64	(242,807)	5.08	(5,840,427)	2.30
Forfeited	(52,500)	12.13	(122,500)	14.06	-	-

Outstanding at end of year	28,825,986	$12.77	28,129,885	$12.68	24,262,692	$12.51

Summary of stock options outstanding

The following table summarizes information about our stock options outstanding at December 31, 2011:

Options Outstanding			Options Exercisable

Number Of Options Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Of Options Exercisable	Weighted Average Exercise Price

9,618	1 month	4.20	9,618	4.20
614,440	4 months	5.53	614,440	5.53
111,959	1 years	5.96	111,959	5.96
206,480	1 years	6.35	206,480	6.35
448,840	2 years	10.33	448,840	10.33
415,784	3 years	11.17	415,784	11.17
305,592	2 years	11.91	305,592	11.91
2,299,341	2 years	12.22	2,299,341	12.22
7,872,500	4.5 years	12.76	7,872,500	12.76
350,000	5.5 years	13.35	350,000	13.35
3,110,000	5 years	13.78	3,060,000	13.78
3,625,000	6 years	15.69	3,625,000	15.69
350,000	6 years	18.84	350,000	18.84
350,000	7 years	12.81	350,000	12.81
2,930,000	7 years	12.03	150,000	12.03
3,870,000	8 years	13.10	164,998	13.10
300,000	8 years	13.62	300,000	13.62
37,500	8.5 years	12.10	37,500	12.10
1,406,700	9 years	9.50	-	-
160,419	9 years	9.77	-	-
51,813	9 years	8.33	-	-

28,825,986		$12.77	20,672,052	$13.07

Summary of status of granted but unvested shares under RRP and SIP plan

A summary of the status of the granted, but unvested shares under the RRP and SIP Plan as of December 31, and changes during those years, is presented below:

	Restricted Stock Awards
	2011		2010		2009
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	583,167	$12.06	959,956	$12.00	224,417	$11.73
Granted	-	-	18,000	13.12	847,750	12.03
Vested	(288,583)	12.05	(394,789)	11.94	(112,211)	11.73
Outstanding at end of period	294,584	$12.07	583,167	$12.06	959,956	$12.00

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes (Tables) [Abstract]
Income tax expense (benefit)

Income tax expense (benefit) is summarized as follows for the years ended December 31:

	2011	2010	2009

	(In thousands)
Federal:
Current	$(361,196)	$334,736	$323,152
Deferred	(35,605)	(44,256)	(36,368)

Total federal	(396,801)	290,480	286,784

State:
Current	13,878	76,294	70,270
Deferred	(136,397)	(11,547)	(10,332)

Total state	(122,519)	64,747	59,938

Total income tax (benefit) expense	(519,320)	$355,227	$346,722

Computation of income tax expense

The amounts reported as income tax expense vary from the amounts that would be reported by applying the statutory federal income tax rate to income before income taxes due to the following:

	2011	2010	2009
	(Dollars in thousands)
Net (Loss) Income before income tax (benefit) expense	$(1,255,309)	$892,433	$873,966
Statutory income tax rate	35%	35%	35%
Computed expected income tax (benefit) expense	(439,358)	312,352	305,888
State income taxes, net of federal income tax (benefit) expense	(79,638)	42,086	38,960
ESOP fair market value adjustment	657	2,183	2,212
Other, net	(981)	(1,394)	(338)
Income tax (benefit) expense	$(519,320)	$355,227	$346,722

Components of deferred tax assets and liabilities

The net deferred tax asset consists of the following at December 31:

	2011	2010

	(In thousands)
Deferred tax asset:
Allowance for loan losses	$110,783	$95,470
Loss on debt extinguishment	69,239	-
State operating loss carryforward	75,751	-
Postretirement benefits	55,046	42,804
Non-qualified benefit plans	49,306	50,734
ESOP expense	12,709	10,105
Interest on non-accrual loans	35,394	23,725
Other	12,345	12,042

Total deferred tax assets	420,573	234,880

Deferred tax liabilities:
Postretirement benefits	23,527	24,275
Net unrealized gain on securities available for sale	62,768	80,998
Other	1,463	3,409

Total deferred tax liabilities	87,758	108,682

Net deferred tax asset (included in other assets)	$332,815	$126,198

Reconciliation of the beginning and ending amount of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31 is as follows:

	2011	2010

	(In thousands)
Balance at January 1	$5,357	$4,053

Additions based on tax positions related to the current year	2,366	1,754
Reductions for tax positions of prior years	(661)	(450)

Balance at December 31	$7,062	$5,357

Fair Value Measurements and Disclosures (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements and Disclosures (Tables) [Abstract]
Carrying value of assets measured at fair value on a recurring basis

The following table provides the level of valuation assumptions used to determine the carrying value of our assets measured at fair value on a recurring basis at December 31, 2011 and 2010.

		Fair Value at December 31, 2011 using

Description	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			(In thousands)
Available for sale debt securities:
Mortgage-backed securities	$9,170,390	$-	$9,170,390	$ -

Total available for sale debt securities	$9,170,390	$-	$9,170,390	$ -

Available for sale equity securities:
Financial services industry	$7,368	$7,368	$-	$ -

Total available for sale equity securities	7,368	7,368	-	-

Total available for sale securities	$9,177,758	$7,368	$9,170,390	$ -

		Fair Value at December 31, 2010 using

Description	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			(In thousands)
Available for sale debt securities:
Mortgage-backed securities	$18,120,537	$-	$18,120,537	$ -
U.S. government-sponsored enterprises debt	82,647	-	82,647	-

Total available for sale debt securities	18,203,184	-	18,203,184	-

Available for sale equity securities:
Financial services industry	$7,148	$7,148	$-	$ -

Total available for sale equity securities	7,148	7,148	-	-

Total available for sale securities	$18,210,332	$7,148	$18,203,184	$ -

Level of valuation assumptions to determine carrying value of assets measured at fair value on non recurring basis

The following table provides the level of valuation assumptions used to determine the carrying value of our assets measured at fair value on a non-recurring basis at December 31, 2011 and 2010.

	Fair Value Measurements at December 31, 2011 using

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
		(In thousands)
Impaired loans	$-	$-	$73,240	$(2,280)
Foreclosed real estate	-	-	40,619	(7,461)

	Fair Value Measurements at December 31, 2010 using

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
		(In thousands)
Impaired loans	$-	$-	$16,721	$-
Foreclosed real estate	-	-	45,693	(2,739)

Reconciliation of assets measure at fair value on a non-recurring basis

The following table provides a reconciliation of assets measured at fair value on a non-recurring basis at December 31, 2011.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	(In thousands)
	Foreclosed Real Estate	Impaired Loans
Balance at December 31, 2009	$16,736	$11,178
Net (losses) gains	(2,739)	-
Net transfers in (out)	31,696	5,543

Balance at December 31, 2010	$45,693	$16,721
Net (losses) gains	(7,461)	(2,280)
Net transfers in (out)	2,387	58,799

Balance at December 31, 2011	$40,619	$73,240

Estimated fair value of financial instruments

The estimated fair value of Hudson City’s financial instruments is summarized as follows at December 31:

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In thousands)
Assets:
Cash and due from banks	$194,029	$194,029	$175,769	$175,769
Federal funds sold	560,051	560,051	493,628	493,628
Investment securities held to maturity	539,011	545,761	3,939,006	3,867,488
Investment securities available for sale	7,368	7,368	89,795	89,795
Federal Home Loan Bank of New York stock	510,564	510,564	871,940	871,940
Mortgage-backed securities held to maturity	4,115,523	4,368,423	5,914,372	6,199,507
Mortgage-backed securities available for sale	9,170,390	9,170,390	18,120,537	18,120,537
Loans	29,137,359	30,935,705	30,773,956	32,328,933
Liabilities:
Deposits	25,507,760	25,707,551	25,173,126	25,584,478
Borrowed funds	15,075,000	17,428,484	29,675,000	32,975,633

Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Matters (Tables) [Abstract]
Summary of actual capital amounts and ratios compared to OCC requirements

The following is a summary of Hudson City Savings’ actual capital amounts and ratios as of December 31, 2011 and 2010, compared to the OCC minimum capital adequacy requirements and the OCC requirements for classification as a well-capitalized institution:

			OCC Requirements
	Bank Actual		Minimum Capital Adequacy		For Classification as Well-Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2011
Tangible capital	$3,980,011	8.83%	$676,054	1.50%	n/a	n/a
Leverage (core) capital	3,980,011	8.83	1,802,810	4.00	$2,253,512	5.00%
Total-risk-based capital	4,245,598	20.00	1,698,024	8.00	2,122,531	10.00

December 31, 2010
Tangible capital	$4,799,114	7.95%	$904,977	1.50%	n/a	n/a
Leverage (core) capital	4,799,114	7.95	2,413,272	4.00	$3,016,590	5.00%
Total-risk-based capital	5,026,339	22.74	1,768,682	8.00	2,210,827	10.00

Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2011
Parent Company Only Financial Statements (Tables) [Abstract]
Statements of Financial Condition

Statements of Financial Condition

	December 31, 2011	December 31, 2010

	(In thousands)
Assets:
Cash and due from subsidiary bank	$137,822	$239,587
Investment in subsidiary	4,199,876	5,041,494
ESOP loan receivable	226,593	229,288
Other assets	-	-

Total Assets	$4,564,291	$5,510,369

Stockholders’ Equity:
Accrued expenses	$3,851	$131
Total stockholders’ equity	4,560,440	5,510,238

Total Liabilities and Stockholders’ Equity	$4,564,291	$5,510,369

Statements of Operations

Statements of Operations

	Year Ended December 31,

	2011	2010	2009

	(In thousands)
Income:
Dividends received from subsidiary	$87,524	$320,000	$338,500
Interest on ESOP loan receivable	11,464	11,593	11,715
Interest on deposit with subsidiary	733	1,483	2,646

Total income	99,721	333,076	352,861

Expenses	1,380	1,466	1,419

Income before income tax expense and equity in undistributed net (loss) income of subsidiary	98,341	331,610	351,442
Income tax expense	4,068	4,360	3,397

Income before equity in undistributed net (loss) income of subsidiary	94,273	327,250	348,045
Equity in undistributed net (loss) income of subsidiary	(830,262)	209,956	179,199

Net (loss) income	$(735,989)	$537,206	$527,244

Statements of Cash Flows

Statements of Cash Flows

	Year Ended December 31,

	2011	2010	2009

	(In thousands)
Cash Flows from Operating Activities:
Net (loss) income	$(735,989)	$537,206	$527,244
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net (loss) income	830,262	(209,956)	(179,199)
Decrease in other assets	-	231	7,168
Increase in accrued expenses	3,720	131	-

Net Cash Provided by Operating Activities	97,993	327,612	355,213

Cash Flows from Investing Activities:
Principal collected on ESOP loan	2,695	2,568	2,444

Net Cash Provided by Investing Activities	2,695	2,568	2,444

Cash Flows from Financing Activities:
Purchases of treasury stock	(163)	(464)	(43,477)
Exercise of stock options	3,165	1,235	13,500
Cash dividends paid on unallocated ESOP shares	(12,757)	(20,208)	(20,436)
Cash dividends paid	(192,698)	(295,757)	(288,408)

Net Cash Used in Financing Activities	(202,453)	(315,194)	(338,821)

Net (Decrease) Increase in Cash Due from Bank	(101,765)	14,986	18,836

Cash Due from Bank at Beginning of Year	239,587	224,601	205,765

Cash Due from Bank at End of Year	$137,822	$239,587	$224,601

Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data (Tables) [Abstract]
Summary of Certain Quarterly Financial Data

The following tables are a summary of certain quarterly financial data for the years ended December 31, 2011 and 2010.

	2011 Quarter Ended

	March 31	June 30	September 30	December 31

	(In thousands, except per share data)
Interest and dividend income	$617,523	$552,732	$524,238	$472,844
Interest expense	361,122	279,823	279,895	265,863

Net interest income	256,401	272,909	244,643	206,981
Provision for loan losses	40,000	30,000	25,000	25,000

Net interest income after provision for loan losses	216,401	242,909	219,643	181,981

Non-interest income	105,207	2,732	3,094	2,884
Non-interest expense	1,240,568	85,837	83,661	820,094

(Loss) income before income tax expense	(918,960)	159,804	139,076	(635,229)
Income tax (benefit) expense	(363,296)	63,796	54,873	(274,693)

Net (loss) income	$(555,664)	$96,008	$84,203	$(360,536)

Basic (loss) earnings per share	$(1.13)	$0.19	$0.17	$(0.73)

Diluted (loss) earnings per share	$(1.13)	$0.19	$0.17	$(0.73)

	2010 Quarter Ended

	March 31	June 30	September 30	December 31

	(In thousands, except per share data)

Interest and dividend income	$734,870	$717,580	$688,810	$643,236
Interest expense	403,725	400,066	398,476	391,402

Net interest income	331,145	317,514	290,334	251,834
Provision for loan losses	50,000	50,000	50,000	45,000

Net interest income after provision for loan losses	281,145	267,514	240,334	206,834

Non-interest income	32,998	33,210	33,859	62,927
Non-interest expense	66,531	64,596	65,706	69,555

Income before income tax expense	247,612	236,128	208,487	200,206
Income tax expense	98,727	93,537	83,918	79,045

Net income	$148,885	$142,591	$124,569	$121,161

Basic earnings per share	$0.30	$0.29	$0.25	$0.25

Diluted earnings per share	$0.30	$0.29	$0.25	$0.25

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share (Tables) [Abstract]
Reconciliation of the numerators and denominators of the basic and diluted earnings per share computations

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations.

	For the Year Ended December 31,

	2011			2010			2009

	Income	Shares	Per Share Amount	Income	Shares	Per Share Amount	Income	Shares	Per Share Amount

	(In thousands, except per share data)

Net (loss) income	$(735,989)			$537,206			$527,244

Basic (loss) earnings per share:
(Loss) income available to common stockholders	$(735,989)	494,629	$(1.49)	$537,206	493,033	$1.09	$527,244	488,908	$ 1.08

Effect of dilutive common stock equivalents	-	-		-	1,281		-	2,388

Diluted (loss) earnings per share:
(Loss) income available to common stockholders	$(735,989)	494,629	$(1.49)	$537,206	494,314	$1.09	$527,244	491,296	$ 1.07

Summary of Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Schedule of Loans Secured by Real Property Concentration Rate [Line Items]
Residential mortgage loans classified as Troubled Debt Restructuring	$ 26.2
Cash reserves deposit with the Federal Reserve Bank of New York		17.8	19.3
Number of days from contractual due date after which loan is considered as delinquent		30 days
Number of days after which accrual of income on loans is generally discontinued when interest or principal payments are in arrears		90 days
Minimum time period for reclassification of Deferred Payment plan loans to Trouble Debt Restructuring		6 months
Number of days delinquent to be charged against allowance for loan losses		180 days
Repayment period for funds borrowed by the ESOP to Purchase Hudson City Bancorp Common Stock		Up to 40 years
FHLB borrowing limit		a multiple of the amount of FHLB stock owned or a percetage of the fair value of our mortgage portfolio, whichever is greater
NEW YORK
Schedule of Loans Secured by Real Property Concentration Rate [Line Items]
Loans secured by real property concentration rate by lending market		81.70%
PENNSYLVANIA
Schedule of Loans Secured by Real Property Concentration Rate [Line Items]
Loans secured by real property concentration rate by lending market		4.70%
VIRGINIA
Schedule of Loans Secured by Real Property Concentration Rate [Line Items]
Loans secured by real property concentration rate by lending market		2.60%
ILLINOIS
Schedule of Loans Secured by Real Property Concentration Rate [Line Items]
Loans secured by real property concentration rate by lending market		2.30%
MARYLAND
Schedule of Loans Secured by Real Property Concentration Rate [Line Items]
Loans secured by real property concentration rate by lending market		2.00%
Other Lending Markets [Member]
Schedule of Loans Secured by Real Property Concentration Rate [Line Items]
Loans secured by real property concentration rate by lending market		6.70%
Residential Portfolio Segment [Member]
Schedule of Loans Secured by Real Property Concentration Rate [Line Items]
Residential mortgage loans classified as Troubled Debt Restructuring	$ 26.2

Stock Repurchase Programs (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Repurchase Programs (Textual) [Abstract]
Vested shares included in treasury stock related to stock awards surrendered for withholding taxes	17,145	34,923	19,355
Treasury Stock, Shares, Acquired			3,970,605
Treasury Stock, Value, Acquired, Cost Method			$ 43.5
Remaining number of shares to be purchased under existing stock repurchase programs	50,123,550

Mortgage-Backed Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Held to Maturity:
Estimated Fair Market Value	$ 545,761	$ 3,867,488
Mortgage-backed securities [Member]
Held to Maturity:
Amortized Cost	4,115,523	5,914,372
Gross Unrealized Gains	252,904	285,167
Gross Unrealized Losses	(4)	(32)
Estimated Fair Market Value	4,368,423	6,199,507
Securities available for sale:
Amortized Cost	9,020,099	17,925,284
Gross Unrealized Gains	150,310	292,406
Gross Unrealized Losses	(19)	(97,153)
Estimated Fair Market Value	9,170,390	18,120,537
Mortgage-backed securities [Member] | GNMA pass-through certificates [Member]
Held to Maturity:
Amortized Cost	83,587	98,887
Gross Unrealized Gains	2,602	2,802
Estimated Fair Market Value	86,189	101,689
Securities available for sale:
Amortized Cost	1,139,894	1,560,755
Gross Unrealized Gains	26,353	27,214
Gross Unrealized Losses	(19)	(7,487)
Estimated Fair Market Value	1,166,228	1,580,482
Mortgage-backed securities [Member] | FNMA pass-through certificates [Member]
Held to Maturity:
Amortized Cost	1,154,638	1,622,994
Gross Unrealized Gains	78,603	87,271
Gross Unrealized Losses	(4)
Estimated Fair Market Value	1,233,237	1,710,265
Securities available for sale:
Amortized Cost	4,407,970	10,333,033
Gross Unrealized Gains	60,059	122,305
Gross Unrealized Losses		(57,550)
Estimated Fair Market Value	4,468,029	10,397,788
Mortgage-backed securities [Member] | FHLMC pass-through certificates [Member]
Held to Maturity:
Amortized Cost	2,132,408	2,943,565
Gross Unrealized Gains	125,364	148,248
Estimated Fair Market Value	2,257,772	3,091,813
Securities available for sale:
Amortized Cost	3,390,467	5,521,741
Gross Unrealized Gains	61,689	129,547
Gross Unrealized Losses		(32,116)
Estimated Fair Market Value	3,452,156	5,619,172
Mortgage-backed securities [Member] | FHLMC and FNMA - REMICs [Member]
Held to Maturity:
Amortized Cost	744,890	1,248,926
Gross Unrealized Gains	46,335	46,846
Gross Unrealized Losses		(32)
Estimated Fair Market Value	791,225	1,295,740
Securities available for sale:
Amortized Cost	81,768	509,755
Gross Unrealized Gains	2,209	13,340
Estimated Fair Market Value	$ 83,977	$ 523,095

Mortgage-Backed Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value, Held to Maturity	$ 210	$ 7,373
Less Than 12 Months, Unrealized Losses, Held to Maturity	(4)	(24)
12 Months or Longer, Fair Value, Held to Maturity	0	3,163
12 Months or Longer, Unrealized Losses, Held to Maturity	0	(8)
Total Held-to-maturity securities, Fair Value	210	10,536
Total Held-to-maturity securities, Unrealized Losses	(4)	(32)
Schedule of Available for Sale Securities [Line Items]
Less Than 12 Months, Fair Value, Available for Sale	12,891	7,225,653
Less Than 12 Months, Unrealized Losses, Available for Sale	(19)	(97,153)
12 Months or Longer, Fair Value, Available for Sale	0	0
12 Months or Longer, Unrealized Losses, Available for Sale	0	0
Total Available for sale securities, Fair Value	12,891	7,225,653
Total Available for sale securities, Unrealized Losses	(19)	(97,153)
Fair Value and Unrealized Losses of Securities
Total Mortgage-backed Securities, Less Than 12 Months, Fair Value	13,101	7,233,026
Total Mortgage-backed Securities, Less Than 12 Months, Unrealized Losses	(23)	(97,177)
Total Mortgage-backed Securities, 12 Months or Longer, Fair Value	0	3,163
Total Mortgage-backed Securities, 12 Months or Longer, Unrealized Losses	0	(8)
Total Mortgage-backed Securities, Fair Value	13,101	7,236,189
Total Mortgage-backed Securities, Unrealized Losses	(23)	(97,185)
GNMA pass-through certificates [Member]
Schedule of Available for Sale Securities [Line Items]
Less Than 12 Months, Fair Value, Available for Sale	12,891	424,575
Less Than 12 Months, Unrealized Losses, Available for Sale	(19)	(7,487)
12 Months or Longer, Fair Value, Available for Sale	0	0
12 Months or Longer, Unrealized Losses, Available for Sale	0	0
Total Available for sale securities, Fair Value	12,891	424,575
Total Available for sale securities, Unrealized Losses	(19)	(7,487)
FNMA pass-through certificates [Member]
Schedule of Available for Sale Securities [Line Items]
Less Than 12 Months, Fair Value, Available for Sale		4,375,620
Less Than 12 Months, Unrealized Losses, Available for Sale		(57,550)
12 Months or Longer, Fair Value, Available for Sale		0
12 Months or Longer, Unrealized Losses, Available for Sale		0
Total Available for sale securities, Fair Value		4,375,620
Total Available for sale securities, Unrealized Losses		(57,550)
FHLMC pass-through certificates [Member]
Schedule of Available for Sale Securities [Line Items]
Less Than 12 Months, Fair Value, Available for Sale		2,425,458
Less Than 12 Months, Unrealized Losses, Available for Sale		(32,116)
12 Months or Longer, Fair Value, Available for Sale		0
12 Months or Longer, Unrealized Losses, Available for Sale		0
Total Available for sale securities, Fair Value		2,425,458
Total Available for sale securities, Unrealized Losses		(32,116)
FNMA pass-through certificates [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value, Held to Maturity	210
Less Than 12 Months, Unrealized Losses, Held to Maturity	(4)
12 Months or Longer, Fair Value, Held to Maturity	0
12 Months or Longer, Unrealized Losses, Held to Maturity	0
Total Held-to-maturity securities, Fair Value	210
Total Held-to-maturity securities, Unrealized Losses	(4)
FHLMC and FNMA - REMICs [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value, Held to Maturity		7,373
Less Than 12 Months, Unrealized Losses, Held to Maturity		(24)
12 Months or Longer, Fair Value, Held to Maturity		3,163
12 Months or Longer, Unrealized Losses, Held to Maturity		(8)
Total Held-to-maturity securities, Fair Value		10,536
Total Held-to-maturity securities, Unrealized Losses		$ (32)

Mortgage-Backed Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Held to Maturity:
Estimated Fair Market Value	$ 545,761	$ 3,867,488
Mortgage-backed securities [Member]
Available for Sale:
Due after ten years, amortized cost	9,020,099
Due after ten years, estimated fair market value	9,170,390
Total available for sale, amortized cost	9,020,099
Total available for sale, estimated fair market value	9,170,390
Mortgage-backed securities [Member]
Held to Maturity:
Due after one year through five years, amortized cost	1,700
Due after one year through five years, estimated fair market value	1,819
Due after five years through ten years, amortized cost	8,650
Due after five years through ten years, estimated fair market value	9,203
Due after ten years, amortized cost	4,105,173
Due after ten years, estimated fair market value	4,357,401
Total held to maturity, amortized cost	4,115,523
Estimated Fair Market Value	$ 4,368,423

Mortgage-Backed Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Securities	Dec. 31, 2010 Securities	Dec. 31, 2009
Mortgage Backed Securities (Textual) [Abstract]
Total securities in an unrealized loss position	4	99
Impairment loss recognized	$ 0	$ 0	$ 0
Effect of prepayments and scheduled principal amortization	4,600,000,000
Sales of mortgage-backed securities available for sale	8,960,000,000	3,920,000,000	761,600,000
Realized gains on sale of mortgage-backed securities	100,000,000	152,600,000	24,000,000
Amortized cost of mortgage backed securities pledged as collateral for securities sold under agreements to repurchase	$ 8,470,000,000

Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Available for Sale:
Investment securities	$ 7,368	$ 89,795
Held to Maturity:
Estimated Fair Market Value	545,761	3,867,488
United States government-sponsored enterprise securities [Member]
Held to Maturity:
Amortized Cost	539,011	3,939,006
Gross Unrealized Gains	6,750	3,698
Gross Unrealized Losses		(75,216)
Estimated Fair Market Value	545,761	3,867,488
Investment Securities [Member]
Held to Maturity:
Amortized Cost	539,011	3,939,006
Gross Unrealized Gains	6,750	3,698
Gross Unrealized Losses		(75,216)
Estimated Fair Market Value	545,761	3,867,488
United States government-sponsored enterprise securities [Member]
Available for Sale:
Amortized Cost		80,000
Gross Unrealized Gains		2,647
Investment securities		82,647
Equity Securities [Member]
Available for Sale:
Amortized Cost	6,767	6,767
Gross Unrealized Gains	601	381
Investment securities	7,368	7,148
Investment Securities [Member]
Available for Sale:
Amortized Cost	6,767	86,767
Gross Unrealized Gains	601	3,028
Investment securities	$ 7,368	$ 89,795

Investment Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value, Held to Maturity	$ 210	$ 7,373
12 Months or Longer, Fair Value, Held to Maturity	0	3,163
Total Held-to-maturity securities, Fair Value	210	10,536
Less Than 12 Months, Unrealized Losses, Held to Maturity	(4)	(24)
12 Months or Longer, Unrealized Losses, Held to Maturity	0	(8)
Total Held to maturity securities, Unrealized Losses	(4)	(32)
Fair Value and Unrealized Losses of Securities
Total investments, less than 12 months, fair value		3,524,781
Total investments, less than 12 months, unrealized losses		(75,216)
Total investments, 12 months or longer, fair value		0
Total investments, 12 months or longer, unrealized losses		0
Total investments, fair value		3,524,781
Total investments, unrealized losses		(75,216)
United States government-sponsored enterprise securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value, Held to Maturity		3,524,781
12 Months or Longer, Fair Value, Held to Maturity		0
Total Held-to-maturity securities, Fair Value		3,524,781
Less Than 12 Months, Unrealized Losses, Held to Maturity		(75,216)
12 Months or Longer, Unrealized Losses, Held to Maturity		0
Total Held to maturity securities, Unrealized Losses		(75,216)
Investment Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value, Held to Maturity		3,524,781
12 Months or Longer, Fair Value, Held to Maturity		0
Total Held-to-maturity securities, Fair Value		3,524,781
Less Than 12 Months, Unrealized Losses, Held to Maturity		(75,216)
12 Months or Longer, Unrealized Losses, Held to Maturity		0
Total Held to maturity securities, Unrealized Losses		$ (75,216)

Investment Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Held to Maturity:
Estimated Fair Market Value	$ 545,761	$ 3,867,488
Investment Securities [Member]
Held to Maturity:
Due after ten years, amortized cost	539,011
Due after ten years, estimated fair market value	545,761
Total held to maturity, amortized cost	539,011	3,939,006
Estimated Fair Market Value	$ 545,761	$ 3,867,488

Investment Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Securities	Dec. 31, 2010 Securities	Dec. 31, 2009
Investment securities (Textual) [Abstract]
Total securities in an unrealized loss position	0	16
Impairment loss recognized	$ 0	$ 0	$ 0
Sales of investment securities available-for-sale	80,000,000	0	168,000
Gross realized gains on sales and calls of investment securities available for sale	2,500,000	0	148,000
Carrying value of securities pledged as required security for deposits and for other purposes	17,400,000	21,600,000
Amortized cost of investment securities pledged as collateral for securities under agreements to repurchase	$ 500,000,000

Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
First mortgage loans:
Total first mortgage loans	$ 29,040,116	$ 30,606,270
Consumer and other loans:
Total consumer and other loans	287,229	317,627
Total loans	29,327,345	30,923,897
One- to four-family, Amortizing [Member]
First mortgage loans:
Total first mortgage loans	23,480,909	24,912,935
One- to four-family, Interest-only [Member]
First mortgage loans:
Total first mortgage loans	4,779,863	5,136,463
FHA/VA [Member]
First mortgage loans:
Total first mortgage loans	734,781	499,724
Multi-family and commercial mortgages [Member]
First mortgage loans:
Total first mortgage loans	39,634	48,067
Construction loans [Member]
First mortgage loans:
Total first mortgage loans	4,929	9,081
Fixed-rate second mortgages [Member]
Consumer and other loans:
Total consumer and other loans	131,597	160,896
Home equity credit lines [Member]
Consumer and other loans:
Total consumer and other loans	134,502	137,467
Other [Member]
Consumer and other loans:
Total consumer and other loans	$ 21,130	$ 19,264

Loans and Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Loan portfolio by credit quality indicator
Performing	$ 28,304,658	$ 30,052,638
Non-performing	1,022,687	871,259
Total	29,327,345	30,923,897
Pass	28,165,532	29,925,225
Special mention	177,031	183,515
Substandard	984,782	807,103
Doubtful	0	8,054
Total	29,327,345	30,923,897
One- to four-family, Amortizing [Member]
Loan portfolio by credit quality indicator
Performing	23,417,785	24,733,745
Non-performing	797,905	678,914
Total	24,215,690	25,412,659
Pass	23,325,078	24,646,101
Special mention	146,391	151,800
Substandard	744,221	614,758
Doubtful	0	0
Total	24,215,690	25,412,659
One- to four-family, Interest-only [Member]
Loan portfolio by credit quality indicator
Performing	4,566,001	4,957,115
Non-performing	213,862	179,348
Total	4,779,863	5,136,463
Pass	4,536,090	4,927,545
Special mention	26,428	29,570
Substandard	217,345	179,348
Doubtful	0	0
Total	4,779,863	5,136,463
Multi-family and commercial mortgages [Member]
Loan portfolio by credit quality indicator
Performing	37,411	46,950
Non-performing	2,223	1,117
Total	39,634	48,067
Pass	23,997	37,697
Special mention	2,989	1,199
Substandard	12,648	1,117
Doubtful	0	8,054
Total	39,634	48,067
Construction [Member]
Loan portfolio by credit quality indicator
Performing	585	1,521
Non-performing	4,344	7,560
Total	4,929	9,081
Pass	0	1,521
Special mention	0	0
Substandard	4,929	7,560
Doubtful	0	0
Total	4,929	9,081
Fixed-rate second mortgages [Member]
Loan portfolio by credit quality indicator
Performing	130,869	160,456
Non-performing	728	440
Total	131,597	160,896
Pass	130,649	160,216
Special mention	220	240
Substandard	728	440
Doubtful	0	0
Total	131,597	160,896
Home equity credit lines [Member]
Loan portfolio by credit quality indicator
Performing	130,897	135,111
Non-performing	3,605	2,356
Total	134,502	137,467
Pass	130,487	134,408
Special mention	410	703
Substandard	3,605	2,356
Doubtful	0	0
Total	134,502	137,467
Other [Member]
Loan portfolio by credit quality indicator
Performing	21,110	17,740
Non-performing	20	1,524
Total	21,130	19,264
Pass	19,231	17,737
Special mention	593	3
Substandard	1,306	1,524
Doubtful	0	0
Total	$ 21,130	$ 19,264

Loans and Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Comparison of delinquent loans by class
Total Past Due	$ 1,637,280	$ 1,483,410
Current Loans	27,690,065	29,440,487
Total Loans	29,327,345	30,923,897
90 Days or more accruing	97,476	64,156
One- to four-family, Amortizing [Member]
Comparison of delinquent loans by class
Total Past Due	1,313,550	1,204,027
Current Loans	22,902,140	24,208,632
Total Loans	24,215,690	25,412,659
90 Days or more accruing	97,476	64,156
One- to four-family, Interest-only [Member]
Comparison of delinquent loans by class
Total Past Due	305,055	256,397
Current Loans	4,474,808	4,880,066
Total Loans	4,779,863	5,136,463
90 Days or more accruing	0	0
Multi-family and commercial mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	4,137	5,515
Current Loans	35,497	42,552
Total Loans	39,634	48,067
90 Days or more accruing	0	0
Construction loans [Member]
Comparison of delinquent loans by class
Total Past Due	4,344	7,560
Current Loans	585	1,521
Total Loans	4,929	9,081
90 Days or more accruing	0	0
Fixed-rate second mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	2,150	1,576
Current Loans	129,447	159,320
Total Loans	131,597	160,896
90 Days or more accruing	0	0
Home equity credit lines [Member]
Comparison of delinquent loans by class
Total Past Due	6,486	5,478
Current Loans	128,016	131,989
Total Loans	134,502	137,467
90 Days or more accruing	0	0
Other [Member]
Comparison of delinquent loans by class
Total Past Due	1,558	2,857
Current Loans	19,572	16,407
Total Loans	21,130	19,264
90 Days or more accruing	0	0
30-59 Days past due [Member]
Comparison of delinquent loans by class
Total Past Due	427,189	418,906
30-59 Days past due [Member] | One- to four-family, Amortizing [Member]
Comparison of delinquent loans by class
Total Past Due	357,099	363,583
30-59 Days past due [Member] | One- to four-family, Interest-only [Member]
Comparison of delinquent loans by class
Total Past Due	63,360	47,479
30-59 Days past due [Member] | Multi-family and commercial mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	1,521	3,199
30-59 Days past due [Member] | Construction loans [Member]
Comparison of delinquent loans by class
Total Past Due	0	0
30-59 Days past due [Member] | Fixed-rate second mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	1,202	896
30-59 Days past due [Member] | Home equity credit lines [Member]
Comparison of delinquent loans by class
Total Past Due	2,471	2,419
30-59 Days past due [Member] | Other [Member]
Comparison of delinquent loans by class
Total Past Due	1,536	1,330
60-89 Days [Member]
Comparison of delinquent loans by class
Total Past Due	187,404	193,245
60-89 Days [Member] | One- to four-family, Amortizing [Member]
Comparison of delinquent loans by class
Total Past Due	158,546	161,530
60-89 Days [Member] | One- to four-family, Interest-only [Member]
Comparison of delinquent loans by class
Total Past Due	27,833	29,570
60-89 Days [Member] | Multi-family and commercial mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	393	1,199
60-89 Days [Member] | Construction loans [Member]
Comparison of delinquent loans by class
Total Past Due	0	0
60-89 Days [Member] | Fixed-rate second mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	220	240
60-89 Days [Member] | Home equity credit lines [Member]
Comparison of delinquent loans by class
Total Past Due	410	703
60-89 Days [Member] | Other [Member]
Comparison of delinquent loans by class
Total Past Due	2	3
90 Days or more [Member]
Comparison of delinquent loans by class
Total Past Due	1,022,687	871,259
90 Days or more [Member] | One- to four-family, Amortizing [Member]
Comparison of delinquent loans by class
Total Past Due	797,905	678,914
90 Days or more [Member] | One- to four-family, Interest-only [Member]
Comparison of delinquent loans by class
Total Past Due	213,862	179,348
90 Days or more [Member] | Multi-family and commercial mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	2,223	1,117
90 Days or more [Member] | Construction loans [Member]
Comparison of delinquent loans by class
Total Past Due	4,344	7,560
90 Days or more [Member] | Fixed-rate second mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	728	440
90 Days or more [Member] | Home equity credit lines [Member]
Comparison of delinquent loans by class
Total Past Due	3,605	2,356
90 Days or more [Member] | Other [Member]
Comparison of delinquent loans by class
Total Past Due	$ 20	$ 1,524

Loans and Allowance for Loan Losses (Details 3)	Dec. 31, 2011	Dec. 31, 2010
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of Loans within New York Metropolitan Area	81.70%	78.40%
Percentage of Loans Outside New York Metropolitan Area	18.30%	21.60%
Percentage of total loans	100.00%	100.00%
Percentage of Non Performing Loans within New York Metropolitan Area	77.60%	70.90%
Percentage of non-performing loans outside the New York metropolitan area	22.40%	29.10%
Percentage of total non-performing loans	100.00%	100.00%
New Jersey [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of Loans within New York Metropolitan Area	44.70%	44.00%
Percentage of Non Performing Loans within New York Metropolitan Area	51.30%	45.70%
New York [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of Loans within New York Metropolitan Area	22.40%	19.90%
Percentage of Non Performing Loans within New York Metropolitan Area	19.50%	18.70%
Connecticut [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of Loans within New York Metropolitan Area	14.60%	14.50%
Percentage of Non Performing Loans within New York Metropolitan Area	6.80%	6.50%
Pennsylvania [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of Loans Outside New York Metropolitan Area	4.70%	3.10%
Percentage of non-performing loans outside the New York metropolitan area	1.40%	1.20%
Virginia [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of Loans Outside New York Metropolitan Area	2.60%	3.50%
Percentage of non-performing loans outside the New York metropolitan area	2.90%	4.60%
Illinois [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of Loans Outside New York Metropolitan Area	2.30%	3.00%
Percentage of non-performing loans outside the New York metropolitan area	4.70%	4.90%
Maryland [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of Loans Outside New York Metropolitan Area	2.00%	2.70%
Percentage of non-performing loans outside the New York metropolitan area	3.20%	4.40%
All others [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of Loans Outside New York Metropolitan Area	6.70%	9.30%
Percentage of non-performing loans outside the New York metropolitan area	10.20%	14.00%

Loans and Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of loans, by class
Total non-accrual loans	$ 925,211	$ 807,103
Accruing loans delinquent 90 days or more	97,476	64,156
Total non-performing loans	1,022,687	871,259
One- to four-family, Amortizing [Member]
Summary of loans, by class
Total non-accrual loans	700,429	614,758
Accruing loans delinquent 90 days or more	97,476	64,156
One- to four-family, Interest-only [Member]
Summary of loans, by class
Total non-accrual loans	213,862	179,348
Accruing loans delinquent 90 days or more	0	0
Multi-family and commercial mortgages [Member]
Summary of loans, by class
Total non-accrual loans	2,223	1,117
Accruing loans delinquent 90 days or more	0	0
Construction loans [Member]
Summary of loans, by class
Total non-accrual loans	4,344	7,560
Accruing loans delinquent 90 days or more	0	0
Fixed-rate second mortgages [Member]
Summary of loans, by class
Total non-accrual loans	728	440
Accruing loans delinquent 90 days or more	0	0
Home equity credit lines [Member]
Summary of loans, by class
Total non-accrual loans	3,605	2,356
Accruing loans delinquent 90 days or more	0	0
Other Loan [Member]
Summary of loans, by class
Total non-accrual loans	20	1,524
Accruing loans delinquent 90 days or more	$ 0	$ 0

Loans and Allowance for Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 Contract	Dec. 31, 2010 Contract
Troubled debt restructuring by class
Number of Contracts	157	9
Pre-restructuring Outstanding Recorded Investment	$ 70,217	$ 11,018
Post-restructuring Outstanding Recorded Investment	66,541	11,045
One- to four-family, Amortizing [Member]
Troubled debt restructuring by class
Number of Contracts	146	6
Pre-restructuring Outstanding Recorded Investment	57,336	2,014
Post-restructuring Outstanding Recorded Investment	53,831	2,031
One- to four-family, Interest-only [Member]
Troubled debt restructuring by class
Number of Contracts	9	1
Pre-restructuring Outstanding Recorded Investment	4,970	1,093
Post-restructuring Outstanding Recorded Investment	4,799	1,103
Multi-family and commercial mortgages [Member]
Troubled debt restructuring by class
Number of Contracts	2	2
Pre-restructuring Outstanding Recorded Investment	7,911	7,911
Post-restructuring Outstanding Recorded Investment	$ 7,911	$ 7,911

Loans and Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of loans evaluated for impairment by class
Recorded Investment	$ 68,800	$ 14,710
Unpaid Principal Balance	76,460	19,856
Related Allowance	4,440	5,146
Average Recorded Investment	75,532	19,243
Interest Income Recognized	3,055	646
One- to four-family, Amortizing [Member]
Summary of loans evaluated for impairment by class
Recorded Investment	53,831	2,031
Unpaid Principal Balance	56,876	2,031
Related Allowance	0	0
Average Recorded Investment	55,595	2,031
Interest Income Recognized	2,411	106
One- to four-family, Interest-only [Member]
Summary of loans evaluated for impairment by class
Recorded Investment	4,799	1,104
Unpaid Principal Balance	4,974	1,104
Related Allowance	0	0
Average Recorded Investment	4,891	1,104
Interest Income Recognized	159	55
Multi-family and commercial mortgages [Member]
Summary of loans evaluated for impairment by class
Recorded Investment	6,548	5,712
Unpaid Principal Balance	10,266	9,161
Related Allowance	3,718	3,449
Average Recorded Investment	10,294	9,159
Interest Income Recognized	485	485
Construction loans [Member]
Summary of loans evaluated for impairment by class
Recorded Investment	3,622	5,863
Unpaid Principal Balance	4,344	7,560
Related Allowance	722	1,697
Average Recorded Investment	4,752	6,949
Interest Income Recognized	$ 0	$ 0

Loans and Allowance for Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for loan losses
Balance at beginning of year				$ 236,574				$ 140,074	$ 236,574	$ 140,074	$ 49,797
Charge-offs									(97,096)	(110,771)	(48,133)
Recoveries									14,313	12,271	910
Net (charge-offs) recoveries									(82,783)	(98,500)	(47,223)
Provision for Loan Losses	25,000	25,000	30,000	40,000	45,000	50,000	50,000	50,000	120,000	195,000	137,500
Balance at end of period	$ 273,791				$ 236,574				$ 273,791	$ 236,574	$ 140,074

Loans and Allowance for Loan Losses (Details 8) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for loan losses by portfolio segment
Balance at beginning of year				$ 236,574				$ 140,074	$ 236,574	$ 140,074	$ 49,797
Provision for Loan Losses	25,000	25,000	30,000	40,000	45,000	50,000	50,000	50,000	120,000	195,000	137,500
Charge-offs									(97,096)	(110,771)
Recoveries									14,313	12,271
Net (charge-offs) recoveries									(82,783)	(98,500)	(47,223)
Balance at end of period	273,791				236,574				273,791	236,574	140,074
Loan portfolio:
Individually evaluated for impairment	73,240								73,240
Collectively evaluated for impairment	29,254,105								29,254,105
Individually evaluated for impairment, Allowance	5,775								5,775
Collectively evaluated for impairment, Allowance	268,016								268,016
One-to four-Family Mortgages [Member]
Allowance for loan losses by portfolio segment
Balance at beginning of year				227,224				133,927	227,224	133,927
Provision for Loan Losses									120,126	191,697
Charge-offs									(96,714)	(110,669)
Recoveries									14,286	12,269
Net (charge-offs) recoveries									(82,428)	(98,400)
Balance at end of period	264,922				227,224				264,922	227,224
Loan portfolio:
Individually evaluated for impairment	58,630								58,630
Collectively evaluated for impairment	28,936,923								28,936,923
Individually evaluated for impairment, Allowance	1,335								1,335
Collectively evaluated for impairment, Allowance	263,587								263,587
Multi-family and commercial mortgages [Member]
Allowance for loan losses by portfolio segment
Balance at beginning of year				4,419				1,304	4,419	1,304
Provision for Loan Losses									(37)	3,115
Balance at end of period	4,382				4,419				4,382	4,419
Loan portfolio:
Individually evaluated for impairment	10,266								10,266
Collectively evaluated for impairment	29,368								29,368
Individually evaluated for impairment, Allowance	3,718								3,718
Collectively evaluated for impairment, Allowance	664								664
Construction loans [Member]
Allowance for loan losses by portfolio segment
Balance at beginning of year				1,728				1,865	1,728	1,865
Provision for Loan Losses									(994)	(137)
Balance at end of period	734				1,728				734	1,728
Loan portfolio:
Individually evaluated for impairment	4,344								4,344
Collectively evaluated for impairment	585								585
Individually evaluated for impairment, Allowance	722								722
Collectively evaluated for impairment, Allowance	12								12
Consumer and Other Loans [Member]
Allowance for loan losses by portfolio segment
Balance at beginning of year				3,203				2,978	3,203	2,978
Provision for Loan Losses									905	325
Charge-offs									(382)	(102)
Recoveries									27	2
Net (charge-offs) recoveries									(355)	(100)
Balance at end of period	3,753				3,203				3,753	3,203
Loan portfolio:
Individually evaluated for impairment	0								0
Collectively evaluated for impairment	287,229								287,229
Individually evaluated for impairment, Allowance	0								0
Collectively evaluated for impairment, Allowance	$ 3,753								$ 3,753

Loans and Allowance for Loan Losses (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mortgage Loans on Real Estate [Line Items]
Total loans		$ 29,040,116,000	$ 30,606,270,000
Loans modified in a troubled debt restructuring		66,500,000	11,100,000
Principal balance of loans with payment plans		28,100,000	81,300,000
Description related to classification of major category and sub categories of loans held		We evaluate the classification of our one-to four- family mortgage loans, consumer loans and other loans primarily on a pooled basis by delinquency. Loans that are past due 60 to 89 days are classified as special mention and loans that are past due 90 days or more are classified as substandard. We obtain updated valuations for one- to four- family mortgage loans by the time a loan becomes 180 days past due.
Minimum days after which loans will be classified as Special loans		60 days
Maximum days after which loans will be classified as special loans		89 days
Minimum Days after which loans will be classified as Substandard loans		90 days
Days after which loans are evaluated		180 days
Percentage of Loans within New York Metropolitan Area		81.70%	78.40%
Initial terms of interest-only loans originating as adjustable-rate mortgage loans		5, 7 or 10 years
Initial terms of interest only loans one		5 years
Initial terms of interest only loans two		7 years
Initial terms of interest only loans three		10 years
Term (in years) of interest-only loans offered as fixed-rate loans		30 years
Number of years with interest-only payments for interest-only loans offered as fixed-rate loans		10 years
Time period the Company has been originating limited documentation loans		Over 15 years
Period of loans originating as limited documentation loans		15 years
Loans eligible for limited documentation processing		ARM loans, interest-only first mortgage loans and 10-, 15-, 20-, and 30-year fixed-rate loans to owner-occupied primary and second home applicants
First Maturity of Fixed Rate Loan		10 years
Second Maturity of Fixed Rate Loan		15 years
Three Maturity of Fixed Rate Loan		20 years
Four Maturity of Fixed Rate Loan		30 years
Maximum Percentage of Borrowings		70.00%
Maximum percentage of borrowings available under limited documentation loans		70% of the lower of the appraised value or purchase price of the property
Maximum loan amount for limited documentation loans		750,000
Originated amortizing limited documentation loans		3,850,000,000	3,380,000,000
Originated limited documentation interest-only loans		956,200,000	938,800,000
Non-performing loans originated amortizing limited documentation loans		126,900,000	91,500,000
Non-performing loans originated limited documentation interest-only loans		71,000,000	58,300,000
Number of delinquency days before new collateral values for loans are obtained		180 days
Deferral principal payments period		6 months
Interest income on non-accrual loans that would have been recognized if interest had been recorded based upon original contract terms		56,200,000
Additional residential mortgage loans identified as troubled debt restructurings as a result of updated accounting guidance	26,200,000
Net (charge-offs) recoveries		(82,783,000)	(98,500,000)	(47,223,000)
Interest income received on non-accrual loans		2,600,000
Loans Classified as Payment Plans			81,300,000
Loan Period		90 days
Current Dues [Member]
Mortgage Loans on Real Estate [Line Items]
Principal balance of loans with payment plans		19,700,000	54,400,000
30-59 Days past due [Member]
Mortgage Loans on Real Estate [Line Items]
Loans modified in a troubled debt restructuring		7,400,000
Principal balance of loans with payment plans		2,000,000	13,900,000
60-89 Days [Member]
Mortgage Loans on Real Estate [Line Items]
Loans modified in a troubled debt restructuring		4,800,000
Principal balance of loans with payment plans		3,100,000	4,700,000
90 Days or more [Member]
Mortgage Loans on Real Estate [Line Items]
Loans modified in a troubled debt restructuring		11,400,000
Principal balance of loans with payment plans		3,300,000	8,300,000
One- to four-family, Interest-only [Member]
Mortgage Loans on Real Estate [Line Items]
Total loans		4,779,863,000	5,136,463,000
Non-performing interest-only loans		$ 213,900,000	$ 179,300,000

Banking Premises and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net carrying value of banking premises and equipment
Land	$ 5,806,000	$ 5,806,000
Buildings	56,659,000	56,127,000
Leasehold improvements	46,202,000	45,812,000
Furniture, fixtures and equipment	91,424,000	83,278,000
Total acquisition cost	200,091,000	191,023,000
Accumulated depreciation and amortization	(129,481,000)	(121,579,000)
Total banking premises and equipment, net	70,610,000	69,444,000
Minimum rental commitments required under operating leases
2012	9,516,000
2013	9,624,000
2014	9,511,000
2015	9,214,000
2016	9,010,000
Thereafter	92,723,000
Total	139,598,000
Occupancy, Net [Member]
Banking Premises and Equipment, Net (Textual) [Abstract]
Amounts charged to net occupancy expense for depreciation and amortization of banking premises and equipment	8,400,000	8,700,000	9,700,000
Gross rental expense for bank premises	11,800,000	11,200,000	10,400,000
Rental income	$ 340,000	$ 334,000	$ 356,000

Goodwill and Other Intangible Assets (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Other Intangible Assets (Textual) [Abstract]
Loss on extinguishment of debt	$ 360,500,000	$ 1,900,591,000
Shareholders equity	4,560,440,000	4,560,440,000	5,510,238,000	5,339,152,000
Decrease in equity due to extinguishment loss		419,000,000
Percentage Decrease in Equity Due to Extinguishment Loss		8.40%
Sound Federal Bancorp [Member]
Business Acquisition [Line Items]
Goodwill and other intangible assets	$ 155,200,000	$ 155,200,000

Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposits
Savings, Balance	$ 870,887	$ 860,806
Savings, Percent	3.41%	3.42%
Savings, Weighted average rate	0.49%	0.64%
Noninterest-bearing demand, Balance	604,449	567,230
Noninterest-bearing demand, Percent	2.37%	2.25%
Noninterest-bearing demand, Weighted average rate	0.00%	0.00%
Interest-bearing demand, Balance	1,984,962	2,152,460
Interest-bearing demand, Percent	7.78%	8.55%
Interest-bearing demand, Weighted average rate	0.68%	0.73%
Money Market, Balance	8,456,020	6,310,080
Money Market, Percent	33.15%	25.07%
Money Market, Weighted average rate	0.87%	1.04%
Time deposits, Balance	13,591,442	15,282,550
Time deposits, Percent	53.29%	60.71%
Time deposits, Weighted average rate	1.56%	1.67%
Total deposits	$ 25,507,760	$ 25,173,126
Total deposits, Percent	100.00%	100.00%
Total deposits, Weighted average rate	1.19%	1.36%

Deposits (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Maturities of time deposits
2012	$ 8,851,935,000
2013	2,222,452,000
2014	641,638,000
2015	1,201,272,000
2016	674,145,000
Time deposits, Balance	13,591,442,000	15,282,550,000
Deposits (Textual) [Abstract]
Time deposits of $100,000 or more	5,250,000,000	5,780,000,000
Interest expense on time deposits of $100,000 or more	86,400,000	100,800,000	112,100,000
Mortgage escrow deposits included in noninterest-bearing demand accounts	$ 98,500,000	$ 97,600,000

Borrowed Funds (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Securities sold under agreements to repurchase:
FHLB, Principal	$ 800,000	$ 2,150,000
FHLB, Weighted average rate	4.53%	4.29%
Other brokers, Principal	6,150,000	12,650,000
Other brokers, Weighted average rate	4.44%	4.00%
Total securities sold under agreements to repurchase, Principal	6,950,000	14,800,000
Total securities sold under agreements to repurchase, Weighted average rate	4.45%	4.04%
Advances from the FHLB, Principal	8,125,000	14,875,000
Advances from the FHLB, Weighted average rate	3.39%	3.99%
Total borrowed funds, Principal	15,075,000	29,675,000
Total borrowed funds, Weighted average rate	3.87%	4.02%
Accrued interest payable, Principal	$ 66,252	$ 151,215

Borrowed Funds (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Repurchase Agreements [Member]
Average balances of borrowings and the maximum amount outstanding at any month end
Average balance outstanding during the period	$ 9,127,800	$ 15,034,110	$ 15,100,221
Maximum balance outstanding at any month-end during the period	14,750,000	15,100,000	15,100,000
Weighted average rate during the period	4.37%	4.10%	4.05%
FHLB Advances [Member]
Average balances of borrowings and the maximum amount outstanding at any month end
Average balance outstanding during the period	13,349,342	14,875,000	15,035,798
Maximum balance outstanding at any month-end during the period	$ 14,875,000	$ 14,875,000	$ 15,575,000
Weighted average rate during the period	3.44%	4.04%	4.01%

Borrowed Funds (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 Borrowings by earlier of scheduled maturity or next potential put date [Member]	Dec. 31, 2011 2012 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 2012 [Member] Borrowings by earlier of scheduled maturity or next potential put date [Member]	Dec. 31, 2011 2013 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 2013 [Member] Borrowings by earlier of scheduled maturity or next potential put date [Member]	Dec. 31, 2011 2014 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 2014 [Member] Borrowings by earlier of scheduled maturity or next potential put date [Member]	Dec. 31, 2011 2015 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 2015 [Member] Borrowings by earlier of scheduled maturity or next potential put date [Member]	Dec. 31, 2011 2016 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 2016 [Member] Borrowings by earlier of scheduled maturity or next potential put date [Member]	Dec. 31, 2011 2017 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 2017 [Member] Borrowings by earlier of scheduled maturity or next potential put date [Member]	Dec. 31, 2011 2018 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 2018 [Member] Borrowings by earlier of scheduled maturity or next potential put date [Member]	Dec. 31, 2011 2019 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 2019 [Member] Borrowings by earlier of scheduled maturity or next potential put date [Member]	Dec. 31, 2011 2020 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 2020 [Member] Borrowings by earlier of scheduled maturity or next potential put date [Member]
Borrowed funds maturities and potential put dates
Borrowed funds	$ 15,075,000	$ 29,675,000	$ 15,075,000	$ 15,075,000	$ 2,900,000	$ 5,575,000	$ 0	$ 1,325,000	$ 0	$ 3,725,000	$ 75,000	$ 275,000	$ 3,925,000	$ 3,925,000	$ 2,475,000	$ 0	$ 700,000	$ 250,000	$ 1,725,000	$ 0	$ 3,275,000	$ 0
Weighted Average Rate			3.87%	3.87%	0.88%	2.57%		4.69%		4.47%	4.62%	4.10%	4.92%	4.92%	4.37%		3.65%	3.10%	4.62%		4.53%

Borrowed Funds (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortized cost and fair value of underlying securities used as collateral for securities sold under agreements to repurchase
Total amortized cost of collateral	$ 8,967,397	$ 17,183,216	$ 16,912,173
Total fair value of collateral	9,247,882	17,600,905	17,479,292
United States government-sponsored enterprise securities [Member]
Amortized cost and fair value of underlying securities used as collateral for securities sold under agreements to repurchase
Total amortized cost of collateral	500,000	2,529,995	2,429,640
Total fair value of collateral	500,464	2,475,720	2,363,328
Mortgage-backed securities [Member]
Amortized cost and fair value of underlying securities used as collateral for securities sold under agreements to repurchase
Total amortized cost of collateral	8,467,397	14,653,221	14,482,533
Total fair value of collateral	$ 8,747,418	$ 15,125,185	$ 15,115,964

Borrowed Funds (Details Textual) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended
	Mar. 31, 2011	Dec. 31, 2011 Collateral_Borrowing	Dec. 31, 2009	Dec. 31, 2011 Structured borrowings [Member]	Mar. 31, 2011 Structured borrowings [Member]	Dec. 31, 2011 Structured borrowings [Member]
Borrowed Funds (Textual) [Abstract]
Borrowed Funds Subject to Put Back at Discretion of Lender		$ 7,930,000,000
Extinguishment of structured borrowings				4,300,000,000	12,500,000,000
Weighted average rate of structured putable borrowings				4.21%	3.56%
Sale of mortgage backed securities to fund debt extinguishment					8,580,000,000	3,100,000,000
Proceeds from sales of investment securities available for sale		82,475,000	316,000		80,000,000
Fixed-rate, fixed-maturity borrowings used to fund extinguishment of debt	5,000,000,000
Weighted-average rate of fixed-rate, fixed-maturity borrowings	0.66%
Monthly maturities of fixed-rate, fixed-maturity borrowings		250,000,000
Pre-tax charge resulting from extinguishment of debt		1,900,000,000
Putable borrowings modified to fixed-maturity borrowings		4,000,000,000
Total collateralized borrowings in the form of repurchase agreements with Lehman Brothers, Inc.		100,000,000
Number of collateral borrowings in the form of repurchase agreements with Lehman Brothers, Inc.		2
Amortized cost of mortgage-backed securities pledged as collateral for borrowings with Lehman Brothers, Inc.		114,100,000
Remaining claim amount		13,900,000
Repurchase price of pledged collateral held by Lehman Brothers, Inc.		100,000,000
Reserve against Loan Receivables		3,900,000
Amount of unused lines of credit available from the FHLB, other than repurchase agreements		$ 500,000,000
Fair value percentage of certain qualifying assets held as collateral under blanket security agreement		at least equal to 110% of any outstanding advances
Required collateral as percentage of outstanding advances		110.00%

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in Benefit Obligation:
Benefit obligation at end of year	$ 23,300	$ 19,500
Retirement Plans [Member]
Change in Benefit Obligation:
Benefit obligation at beginning of year	156,015	141,828
Service cost	4,160	4,043	4,001
Interest cost	8,926	8,339	7,776
Actuarial loss (gain)	20,444	6,278
Benefits paid	(4,130)	(4,473)
Benefit obligation at end of year	185,415	156,015	141,828
Other Benefits [Member]
Change in Benefit Obligation:
Benefit obligation at beginning of year	48,355	34,221
Service cost	970	489	583
Interest cost	2,584	1,668	1,884
Participant contributions	155	144
Actuarial loss (gain)	1,743	14,135
Benefits paid	(2,086)	(2,404)
Medicare subsidy		102
Benefit obligation at end of year	$ 51,721	$ 48,355	$ 34,221

Employee Benefit Plans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans [Member]
Change in Plan Assets:
Fair value of plan assets at beginning of year	$ 151,876	$ 143,768
Actual return on plan assets	319	12,249
Employer contributions	332	332
Benefits paid	(4,130)	(4,473)
Fair value of plan assets at end of year	148,397	151,876
Funded status	(37,018)	(4,139)
Funded status amounts recognized in the consolidated statements of financial condition
Accrued expenses and other liabilities	37,018	4,139
Other Benefits [Member]
Change in Plan Assets:
Fair value of plan assets at beginning of year	0	0
Employer contributions	1,931	2,260
Participant contributions	155	144
Benefits paid	(2,086)	(2,404)
Fair value of plan assets at end of year	0	0
Funded status	(51,721)	(48,355)
Funded status amounts recognized in the consolidated statements of financial condition
Accrued expenses and other liabilities	$ 51,721	$ 48,355

Employee Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans [Member]
Pre-tax amounts recognized as components of total accumulated other comprehensive income
Net actuarial loss	$ 78,939	$ 50,565
Prior service cost (credit)	1,554	1,900
Total	80,493	52,465
Other Benefits [Member]
Pre-tax amounts recognized as components of total accumulated other comprehensive income
Net actuarial loss	22,851	22,413
Prior service cost (credit)	(19,340)	(20,905)
Total	$ 3,511	$ 1,508

Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement Plans [Member]
Net periodic benefit cost:
Service cost	$ 4,160	$ 4,043	$ 4,001
Interest cost	8,926	8,339	7,776
Expected return on assets	(12,312)	(11,659)	(8,575)
Amortization of:
Net actuarial loss	4,062	3,106	3,686
Prior service cost (credit)	346	339	338
Net periodic benefit cost	5,182	4,168	7,226
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	32,436	5,690	(4,081)
Amortization of net actuarial loss	(4,062)	(3,106)	(3,686)
Amortization of prior service cost	(346)	(339)	(338)
Total recognized in other comprehensive income	28,028	2,245	(8,105)
Total recognized in net periodic benefit cost and other comprehensive income	33,210	6,413	(879)
Other Benefits [Member]
Net periodic benefit cost:
Service cost	970	489	583
Interest cost	2,584	1,668	1,884
Amortization of:
Net actuarial loss	1,305	23	301
Prior service cost (credit)	(1,565)	(1,565)	(1,565)
Net periodic benefit cost	3,294	615	1,203
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	1,743	14,135	(2,659)
Amortization of net actuarial loss	(1,305)	(23)	(301)
Amortization of prior service cost	1,565	1,565	1,565
Total recognized in other comprehensive income	2,003	15,677	(1,395)
Total recognized in net periodic benefit cost and other comprehensive income	$ 5,297	$ 16,292	$ (192)

Employee Benefit Plans (Details 4)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement Plans [Member]
weighted average assumptions used to determine net periodic benefit cost
Discount rate	5.75%	6.00%	5.75%
Expected return on assets	8.25%	8.25%	8.25%
Rate of compensation increase	4.00%	4.00%	4.25%
Other Benefits [Member]
weighted average assumptions used to determine net periodic benefit cost
Discount rate	5.50%	5.75%	5.75%

Employee Benefit Plans (Details 5)	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans [Member]
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.75%	5.75%
Rate of compensation increase	4.00%	4.00%
Other Benefits [Member]
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.55%	5.50%
Rate of compensation increase	0.00%	0.00%

Employee Benefit Plans (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended																																			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Retirement Plans [Member]	Dec. 31, 2010 Retirement Plans [Member]	Dec. 31, 2009 Retirement Plans [Member]	Dec. 31, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Cash [Member]	Dec. 31, 2010 Cash [Member]	Dec. 31, 2011 Cash [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Cash [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2011 Cash [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Cash [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Cash [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Cash [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Equity Securities [Member]	Dec. 31, 2010 Equity Securities [Member]	Dec. 31, 2011 Equity Securities [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Equity Securities [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2011 Equity Securities [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Equity Securities [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Guaranteed deposit fund [Member]	Dec. 31, 2010 Guaranteed deposit fund [Member]	Dec. 31, 2011 Guaranteed deposit fund [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Guaranteed deposit fund [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2011 Guaranteed deposit fund [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Guaranteed deposit fund [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Guaranteed deposit fund [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Guaranteed deposit fund [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Guaranteed deposit fund [Member] Significant Unobservable Inputs (Level 3) [Member] Retirement Plans [Member]	Dec. 31, 2010 Guaranteed deposit fund [Member] Significant Unobservable Inputs (Level 3) [Member] Retirement Plans [Member]	Dec. 31, 2011 Fixed Income Securities [Member]	Dec. 31, 2010 Fixed Income Securities [Member]	Dec. 31, 2011 Fixed Income Securities [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Fixed Income Securities [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2011 Fixed Income Securities [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Fixed Income Securities [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Fixed Income Securities [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Fixed Income Securities [Member] Significant Unobservable Inputs (Level 3) [Member]
Fair value of the retirement plan's assets
Carrying value of retirement benefit plans assets	$ 148,397	$ 151,876										$ 4,316	$ 13,599							$ 76,298	$ 81,017							$ 11,912	$ 11,977									$ 55,871	$ 45,283
Fair value of retirement benefit plan's assets			148,397	151,876	143,768	80,614	94,616	55,871	45,283	11,912	11,977			4,316	13,599	0	0	0	0			76,298	81,017	0	0	0	0			0	0	0	0	11,912	11,977					0	0	55,871	45,283	0	0
Reconciliation of Level 3 assets measured at fair value
Beginning balance																																				11,977	12,059
Purchases, sales, issuances and settlements (net)																																				(65)	(82)
Ending balance																																				11,912	11,977
Effects on other benefits due to 1% change health care cost trend rate
Effect on total service cost and interest cost, increase	(19)
Effect on total service cost and interest cost, decrease	50
Effect on other benefit obligations, increase	451
Effect on other benefit obligations, decrease	$ (18)

Employee Benefit Plans (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Retirement Plans [Member]
Expected benefit payments under current provision of plans
2012	$ 5,971
2013	6,615
2014	7,217
2015	7,806
2016	8,491
2017 through 2021	53,640
Other Benefits [Member]
Expected benefit payments under current provision of plans
2012	2,658
2013	2,827
2014	2,964
2015	3,134
2016	3,264
2017 through 2021	$ 17,402

Employee Benefit Plans (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Retention Options [Member]
Weighted average assumptions
Expected dividend yield	3.37%	4.57%	4.80%
Expected volatility	43.54%	41.30%	33.43%
Risk - free interest rate	1.06%	1.65%	1.29%
Expected option life	3	3.6	3.5
Fair value of options granted	$ 2.32	$ 3	$ 2.05
Performance options [Member]
Weighted average assumptions
Expected dividend yield	3.37%	4.57%	4.80%
Expected volatility	36.93%	34.58%	29.08%
Risk - free interest rate	2.01%	2.55%	1.75%
Expected option life	5	5.6	5.5
Fair value of options granted	$ 2.39	$ 2.87	$ 1.92

Employee Benefit Plans (Details 9) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number of Stock Options
Outstanding at beginning of period, Number of Stock Options	28,129,885	24,262,692	26,728,119
Granted, Number of Stock Options	1,618,932	4,232,500	3,375,000
Exercised, Number of Stock Options	(870,331)	(242,807)	(5,840,427)
Forfeited, Number of Stock Options	(52,500)	(122,500)
Outstanding at end of period, Number of Stock Options	28,825,986	28,129,885	24,262,692
Weighted Average Exercise Price
Outstanding at beginning of year, Weighted Average Exercise Price	$ 12.68	$ 12.51	$ 10.35
Granted, Weighted Average Exercise Price	$ 9.22	$ 13.13	$ 12.11
Exercised, Weighted Average Exercise Price	$ 3.64	$ 5.08	$ 2.3
Forfeited, Weighted Average Exercise Price	$ 12.13	$ 14.06
Outstanding at end of year, Weighted Average Exercise Price	$ 12.77	$ 12.68	$ 12.51

Employee Benefit Plans (Details 10) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Stock Option One [Member]	Dec. 31, 2011 Stock Option Two [Member]	Dec. 31, 2011 Stock Option Three [Member]	Dec. 31, 2011 Stock Option Four [Member]	Dec. 31, 2011 Stock Option Five [Member]	Dec. 31, 2011 Stock Option Six [Member]	Dec. 31, 2011 Stock Option Seven [Member]	Dec. 31, 2011 Stock Option Eight [Member]	Dec. 31, 2011 Stock Option Nine [Member]	Dec. 31, 2011 Stock Option Ten [Member]	Dec. 31, 2011 Stock Option Eleven [Member]	Dec. 31, 2011 Stock Option Twelve [Member]	Dec. 31, 2011 Stock Option Thirteen [Member]	Dec. 31, 2011 Stock Option Fourteen [Member]	Dec. 31, 2011 Stock Option Fifteen [Member]	Dec. 31, 2011 Stock Option Sixteen [Member]	Dec. 31, 2011 Stock Option Seventeen [Member]	Dec. 31, 2011 Stock Option Eighteen [Member]	Dec. 31, 2011 Stock Option Nineteen [Member]	Dec. 31, 2011 Stock Option Twenty [Member]	Dec. 31, 2011 Stock Option Twenty One [Member]
Summary of Stock Options Outstanding
Number of options outstanding	28,825,986	28,129,885	24,262,692	26,728,119	9,618	614,440	111,959	206,480	448,840	415,784	305,592	2,299,341	7,872,500	350,000	3,110,000	3,625,000	350,000	350,000	2,930,000	3,870,000	300,000	37,500	1,406,700	160,419	51,813
Weighted Average Remaining Contractual Life					1 Months	4 months	1 Years	1 Years	2 Years	3 Years	2 Years	2 Years	4.5 Years	5.5 years	5 years	6 Years	6 Years	7 Years	7 Years	8 Years	8 Years	8.5 Years	9 Years	9 Years	9 Years
Weighted Average Exercise Price, Options Outstanding	$ 12.77	$ 12.68	$ 12.51	$ 10.35	$ 4.2	$ 5.53	$ 5.96	$ 6.35	$ 10.33	$ 11.17	$ 11.91	$ 12.22	$ 12.76	$ 13.35	$ 13.78	$ 15.69	$ 18.84	$ 12.81	$ 12.03	$ 13.1	$ 13.62	$ 12.1	$ 9.5	$ 9.77	$ 8.33
Number of Options Exercisable	20,672,052				9,618	614,440	111,959	206,480	448,840	415,784	305,592	2,299,341	7,872,500	350,000	3,060,000	3,625,000	350,000	350,000	150,000	164,998	300,000	37,500	0	0	0
Weighted Average Exercise Price, Options Exercisable	$ 13.07				$ 4.2	$ 5.53	$ 5.96	$ 6.35	$ 10.33	$ 11.17	$ 11.91	$ 12.22	$ 12.76	$ 13.35	$ 13.78	$ 15.69	$ 18.84	$ 12.81	$ 12.03	$ 13.1	$ 13.62	$ 12.1	$ 0	$ 0	$ 0

Employee Benefit Plans (Details 11) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of status of granted but unvested shares under RRP and SIP plan
Granted, shares		20,661
Restricted Stock Awards [Member]
Summary of status of granted but unvested shares under RRP and SIP plan
Outstanding at beginning of period, shares	583,167	959,956	224,417
Outstanding at beginning of period, weighted average grant date fair value	$ 12.06	$ 12	$ 11.73
Granted, shares		18,000	847,750
Granted, weighted average grant date fair value		$ 13.12	$ 12.03
Vested, shares	(288,583)	(394,789)	(112,211)
Vested, weighted average grant date fair value	$ 12.05	$ 11.94	$ 11.73
Outstanding at end of period, weighted average grant date fair value	$ 12.07	$ 12.06	$ 12
Outstanding at end of period, shares	294,584	583,167	959,956

Employee Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Y Hour Age Investment	Dec. 31, 2010	Dec. 31, 2009
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
ESOP compensation expense	$ 7,900,000	$ 21,200,000	$ 20,800,000
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase of common stock, authorized	1,004,230
2011 stock awards pursuant to the SIP Plan	9,700,000
Common stock options reserved for issuance of Hudson city Bancorp , Inc.	36,323,960
Maximum period in which granted stock option expired	10 years
Wasting period of granted stock option	5 years
Vesting period of award		3 Years
Employee benefit plans (Textual) [Abstract]
Non-qualified retirement plan projected benefit obligation	23,300,000	19,500,000
Minimum years of service for eligibility for retiree health care and life insurance benefits	10 years
Accumulated benefit obligation for all defined benefit retirement plans	154,300,000	133,400,000
Time period to determine average return for the market value of assets	10 years
Assumed health care cost trend rate used to measure the expected cost of other benefits	8.00%
Percentage of change in assumed health care cost trend rate	1.00%
Decrease in assumed health care cost trend rate to minimum rate in 2019 (assumed to remain at minimum there after)	4.75% for 2019 and remain at that level thereafter
Defined benefit plan health care cost trend rate assumed for year five and after	4.75%
Equity portion of a static diversified portfolio	55.00%
Debt portion of a static diversified portfolio	35.00%
Cash portion of a static diversified portfolio	10.00%
Number of investment categories used to allocate funds	3
Percentage increments to adjust investment category allocations	5.00%
Equity portion in retirement plan Fund, Minimum Range	40.00%
Equity portion in retirement plan Fund, Maximum Range	70.00%
Debt portion in retirement plan Fund, Minimum Range	25.00%
Debt portion in retirement plan Fund, Maximum Range	55.00%
Money market portion in retirement plan Fund, Minimum Range	0.00%
Money market portion in retirement plan Fund, Maximum Range	25.00%
Hudson City Bancorp, Inc. common stock held in equity securities (percentage of total plan assets)	3.00%	5.90%
Hudson City Bancorp, Inc. common stock held in equity securities (dollar value)	4,400,000	8,900,000
Cash contribution used to initially purchase Hudson City Bancorp, Inc. common stock held in equity securities	6,000,000
Percentage at which plan may not purchase common stock	10.00%
Percentage at which rebalancing required	20.00%
Conditions on repurchase of common stock	Plan may not purchase our common stock if, after the purchase, the fair value of our common stock held by the plan equals or exceeds 10% of the fair value of plan assets
Rebalancing of plan assets	Company reviews with plan administrator the rebalancing of plan assets if the fair value of our common stock held by the plan exceeds 20% of the fair value of the total plan assets
Eligibility for employee stock ownership plan	Employees are generally eligible to participate in the ESOP after one year of service providing they worked at least 1,000 hours and attained age 21
Minimum eligibility employment period for Tax-qualified profit sharing and savings plan	1
Minimum eligibility age for Tax-qualified profit sharing and savings plan	21
ESOP, working hours during the plan	1,000
ESOP, shares authorized to purchase following initial public offering	27,879,385
ESOP, additional shares authorized to purchase following second-step conversion	15,719,223
ESOP, aggregate shares purchased	43,598,608
ESOP, average price of aggregate shares purchased	$ 5.69
Combined outstanding loan principal	226,600,000
Term for loan repayment	40 years
ESOP, number of allocated shares to participants	962,185
ESOP, number of shares committed to be released and allocated to participants	11,846,514
Unallocated ESOP shares held in suspense	31,752,094
Fair market value of unallocated ESOP shares held in suspense	198,500,000
Per share weighted-average vesting date fair value of the shares vested	$ 9.5	$ 13.16	$ 12.56
Stock options granted to directors and employees including number of shares previously issued	36,503,507
Shares previously issued but forfeited	240,819
Compensation expense related to outstanding stock options	8,300,000	11,100,000	12,900,000
intrinsic value of options exercised	3,900,000	1,900,000	63,000,000
Options outstanding, total intrinsic value	495,000
Options exercisable, total intrinsic value	495,000
Total unearned compensation costs related to all nonvested awards of options and restricted stock not yet recognized	10,600,000
Unearned compensation costs related to all nonvested awards of options and restricted stock will be recognized over a weighted-average period	2.9
Total value of cash awards		250,000
Authorized performance based stock awards		20,661
Expense attributable to stock award	2,600,000	42,000
Incentive Plan Under Company Profitability [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Expenses related to incentive plan	2,300,000	2,500,000	3,000,000
Incentive Plan Under Company Long Term Success and Financial Strength of Company [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Expenses related to incentive plan	3,600,000	6,800,000	7,300,000
One to Five Years [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grants made in prior years pursuant to the SIP plan	6,067,500
Two to Three Years [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grants made in prior years pursuant to the SIP plan	17,052,500
Stock Incentive Plan 2011 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase of common stock, authorized	28,750,000
Grants made in prior years pursuant to the SIP plan	1,618,932
Options granted Expiration Period	10 years
RRP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase of common stock, authorized	14,901,480
Purchase of Common stock	14,887,855
Purchase of Common stock, average price per share	$ 2.91
2010 stock awards pursuant to the SIP Plan	13,625
Vesting criterion for awards outstanding under RRP	vest in five annual installments commencing one year from the date of the award
SIP Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase of common stock, authorized		847,750
Performance options to vest between April 2014 and July 2014	1,308,513
Retention Options to vest in April 2012	310,419
2010 stock awards pursuant to the SIP Plan		18,000
Stock Incentive Plan 2006 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase of common stock, authorized	30,000,000
Grants made in prior years pursuant to the SIP plan	23,120,000
Options granted Expiration Period	10 years
Common stock options reserved for issuance of Hudson city Bancorp , Inc.	2,070,000
Vesting period of award	One to five years
Share based compensation arrangement by share based payment award award vesting period if financial performance measures	Two to Three
2009 Stock Awards [Member] | SIP Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair Value of the shares on the grant date	$ 12.03
Performance based stock awards vesting period	3 years
2010 stock awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expense related to Recognition and Retention Plans	3,500,000	3,800,000	4,600,000
2010 stock awards [Member] | SIP Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair Value of the shares on the grant date		$ 13.12
Performance based stock awards vesting period	3 years
ESOP restoration plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Accrued benefits for ESOP restoration plan	24,200,000	33,400,000
ESOP compensation expense	(8,700,000)	539,000	3,700,000
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net actuarial loss to be amortized from accumulated other comprehensive income	5,500,000
Estimated prior service cost (credit) to be amortized from accumulated other comprehensive income	358,000
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net actuarial loss to be amortized from accumulated other comprehensive income	1,200,000
Estimated prior service cost (credit) to be amortized from accumulated other comprehensive income	(1,600,000)
Employee benefit plans (Textual) [Abstract]
Non-qualified retirement plan projected benefit obligation	$ 51,721,000	$ 48,355,000	$ 34,221,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal:
Current									$ (361,196)	$ 334,736	$ 323,152
Deferred									(35,605)	(44,256)	(36,368)
Total federal									(396,801)	290,480	286,784
State:
Current									13,878	76,294	70,270
Deferred									(136,397)	(11,547)	(10,332)
Total state									(122,519)	64,747	59,938
Total income tax (benefit) expense	$ (274,693)	$ 54,873	$ 63,796	$ (363,296)	$ 79,045	$ 83,918	$ 93,537	$ 98,727	$ (519,320)	$ 355,227	$ 346,722

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Computation of income tax expense
Net (Loss) Income before income tax (benefit) expense	$ (635,229)	$ 139,076	$ 159,804	$ (918,960)	$ 200,206	$ 208,487	$ 236,128	$ 247,612	$ (1,255,309)	$ 892,433	$ 873,966
Statutory income tax rate									35.00%	35.00%	35.00%
Computed expected income tax (benefit) expense									(439,358)	312,352	305,888
State income taxes, net of federal income tax (benefit) expense									(79,638)	42,086	38,960
ESOP fair market value adjustment									657	2,183	2,212
Other, net									(981)	(1,394)	(338)
Total income tax (benefit) expense	$ (274,693)	$ 54,873	$ 63,796	$ (363,296)	$ 79,045	$ 83,918	$ 93,537	$ 98,727	$ (519,320)	$ 355,227	$ 346,722

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax asset:
Allowance for loan losses	$ 110,783	$ 95,470
Debt extinguishment costs	69,239
State operating loss carryforward	75,751
Postretirement benefits	55,046	42,804
Non-qualified benefit plans	49,306	50,734
ESOP expense	12,709	10,105
Interest on non-accrual loans	35,394	23,725
Other	12,345	12,042
Total Deferred tax assets	420,573	234,880
Deferred tax liabilities:
Postretirement benefits	23,527	24,275
Net unrealized gain on securities available for sale	62,768	80,998
Other	1,463	3,409
Total Deferred tax liabilities	87,758	108,682
Net Deferred tax assets (included in other assets)	$ 332,815	$ 126,198

Income Taxes (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning Balance	$ 5,357,000	$ 4,053,000
Additions based on tax positions related to the current year	2,366,000	1,754,000
Reductions for tax positions of prior years	(661,000)	(450,000)
Ending Balance	7,062,000	5,357,000	4,053,000
Income Taxes (Textual) [Abstract]
Federal loss carryback period	3 years
Deferred income tax expenses relating to changes in accumulated other comprehensive income (loss)	(76,800,000)	68,500,000	94,400,000
Accrued estimated penalties and interest on unrecognized tax benefits	2,500,000	1,300,000
Estimated penalties and interest included in income tax (benefit) expense	1,200,000	626,000	(270,000)
Amount included in retained earnings for which no deferred income taxes have been provided	58,000,000
Unrecognized deferred tax liability related to base-year deduction	23,500,000	23,500,000
Valuation allowance	$ 0	$ 0

Fair Value Measurements and Disclosures (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available for Sale:
Total available for sale debt securities	$ 9,170,390	$ 18,203,184
Total available for sale equity securities	7,368	7,148
Total available for sale securities	9,177,758	18,210,332
Mortgage-backed securities [Member]
Available for Sale:
Total available for sale debt securities	9,170,390	18,120,537
United States government-sponsored enterprise securities [Member]
Available for Sale:
Total available for sale debt securities		82,647
Financial Services Industry [Member]
Available for Sale:
Total available for sale equity securities	7,368	7,148
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Available for Sale:
Total available for sale debt securities	0	0
Total available for sale equity securities	7,368	7,148
Total available for sale securities	7,368	7,148
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mortgage-backed securities [Member]
Available for Sale:
Total available for sale debt securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | United States government-sponsored enterprise securities [Member]
Available for Sale:
Total available for sale debt securities		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Financial Services Industry [Member]
Available for Sale:
Total available for sale equity securities	7,368	7,148
Significant Other Observable Inputs (Level 2) [Member]
Available for Sale:
Total available for sale debt securities	9,170,390	18,203,184
Total available for sale equity securities	0	0
Total available for sale securities	9,170,390	18,203,184
Significant Other Observable Inputs (Level 2) [Member] | Mortgage-backed securities [Member]
Available for Sale:
Total available for sale debt securities	9,170,390	18,120,537
Significant Other Observable Inputs (Level 2) [Member] | United States government-sponsored enterprise securities [Member]
Available for Sale:
Total available for sale debt securities		82,647
Significant Other Observable Inputs (Level 2) [Member] | Financial Services Industry [Member]
Available for Sale:
Total available for sale equity securities	0	0
Significant Unobservable Inputs (Level 3) [Member]
Available for Sale:
Total available for sale debt securities	0	0
Total available for sale equity securities	0	0
Total available for sale securities	0	0
Significant Unobservable Inputs (Level 3) [Member] | Mortgage-backed securities [Member]
Available for Sale:
Total available for sale debt securities	0	0
Significant Unobservable Inputs (Level 3) [Member] | United States government-sponsored enterprise securities [Member]
Available for Sale:
Total available for sale debt securities		0
Significant Unobservable Inputs (Level 3) [Member] | Financial Services Industry [Member]
Available for Sale:
Total available for sale equity securities	$ 0	$ 0

Fair Value Measurements and Disclosures (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Level of valuation assumptions to determine the carrying value of assets measured at fair value on a non-recurring basis
Impaired loans	$ 68,800	$ 14,710
Foreclosed real estate	40,619	45,693
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Level of valuation assumptions to determine the carrying value of assets measured at fair value on a non-recurring basis
Impaired loans	0	0
Foreclosed real estate	0	0
Significant Other Observable Inputs (Level 2) [Member]
Level of valuation assumptions to determine the carrying value of assets measured at fair value on a non-recurring basis
Impaired loans	0	0
Foreclosed real estate	0	0
Significant Unobservable Inputs (Level 3) [Member]
Level of valuation assumptions to determine the carrying value of assets measured at fair value on a non-recurring basis
Impaired loans	73,240	16,721
Foreclosed real estate	40,619	45,693
Total Gains (Losses) [Member]
Level of valuation assumptions to determine the carrying value of assets measured at fair value on a non-recurring basis
Impaired loans	(2,280)	0
Foreclosed real estate	$ (7,461)	$ (2,739)

Fair Value Measurements and Disclosures (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Impaired Loans [Member]
Reconciliation of assets measured at fair value on a non-recurring basis
Beginning balance	$ 16,721	$ 11,178
Net (losses) gains	(2,280)
Net transfers in (out)	58,799	5,543
Ending balance	73,240	16,721
Foreclosed Real Estate [Member]
Reconciliation of assets measured at fair value on a non-recurring basis
Beginning balance	45,693	16,736
Net (losses) gains	(7,461)	(2,739)
Net transfers in (out)	2,387	31,696
Ending balance	$ 40,619	$ 45,693

Fair Value Measurements and Disclosures (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying Amount, Assets:
Cash and due from banks	$ 194,029	$ 175,769
Federal funds sold	560,051	493,628
Investment securities held to maturity	539,011	3,939,006
Investment securities available for sale	7,368	89,795
Federal Home Loan Bank of New York stock	510,564	871,940
Mortgage-backed securities held to maturity	4,115,523	5,914,372
Mortgage-backed securities available for sale	9,170,390	18,120,537
Loans	29,137,359	30,773,956
Estimated Fair Value, Assets:
Cash and due from banks	194,029	175,769
Federal funds sold	560,051	493,628
Investment securities held to maturity	545,761	3,867,488
Investment securities available for sale	7,368	89,795
Federal Home Loan Bank of New York stock	510,564	871,940
Mortgage-backed securities held to maturity	4,368,423	6,199,507
Mortgage-backed securities available for sale	9,170,390	18,120,537
Loans	30,935,705	32,328,933
Carrying Amount, Liabilities:
Deposits	25,507,760	25,173,126
Borrowed funds	15,075,000	29,675,000
Estimated Fair Value, Liabilities:
Deposits, Fair Value	25,707,551	25,584,478
Borrowed funds, Fair Value	$ 17,428,484	$ 32,975,633

Fair Value Measurements and Disclosures (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans on Real Estate [Line Items]
Impaired loans	$ 68,800,000	$ 14,710,000
Fair Value Measurements and Disclosures (Textual) [Abstract]
Carrying value of equity securities	7,368,000	7,148,000
ALL related to commercial and construction loans	4,400,000	5,100,000
Provision for loan losses related to commercial and construction loans	2,300,000	3,000,000
Foreclosed real estate	40,619,000	45,693,000
Charge-offs to the ALL	4,400,000	5,300,000
Write downs and net loss on sale related to foreclosed real estate	7,500,000	2,700,000
Loans Evaluated for Impairment [Member]
Mortgage Loans on Real Estate [Line Items]
Impaired loans	$ 73,200,000	$ 16,700,000

Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Categorie	Dec. 31, 2010
Summary of Actual Capital Amounts and Ratios Compared to OCC Requirements
Tangible Capital, Bank actual	$ 3,980,011	$ 4,799,114
Tangible Capital, Bank actual ratio	8.83%	7.95%
Tangible Capital, Minimum capital adequacy	676,054	904,977
Tangible Capital, Minimum capital adequacy, Ratio	1.50%	1.50%
Leverage (core) capital, Bank actual	3,980,011	4,799,114
Leverage (core) capital, Bank actual ratio	8.83%	7.95%
Leverage (core) capital, Minimum capital adequacy	1,802,810	2,413,272
Leverage (core) capital, Minimum capital adequacy, ratio	4.00%	4.00%
Leverage (core) capital, For classification as well-capitalized	2,253,512	3,016,590
Leverage (core) capital, For classification as well-capitalized, Ratio	5.00%	5.00%
Total-risk-based capital, Bank actual	4,245,598	5,026,339
Total-risk-based capital, Bank actual, Ratio	20.00%	22.74%
Total-risk-based capital, Minimum capital adequacy	1,698,024	1,768,682
Total-risk-based capital, Minimum capital adequacy, Ratio	8.00%	8.00%
Total-risk-based capital, For classification as Well-Capitalized	$ 2,122,531	$ 2,210,827
Total-risk-based capital, For classification as Well-Capitalized, Ratio	10.00%	10.00%
Regulatory Matters (Textual) [Abstract]
Tangible Capital, Minimum capital adequacy, Ratio	1.50%	1.50%
Leverage (core) capital, Minimum capital adequacy, ratio	4.00%	4.00%
Total-risk-based capital, Minimum capital adequacy, Ratio	8.00%	8.00%
Minimum leverage tier1 capital ratio to be considered well capitalized	5.00%
Minimum total risk based capital ratio to be considered well capitalized	10.00%
Minimum period to file a notice with the OCC prior to each capital distribution	30 days
Number of categories for classification of savings institutions established by OCC regulations	5

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies (Textual) [Abstract]
Variable-rate first mortgage loan commitments to extend credit	$ 259,200,000	$ 226,600,000
Fixed-rate first mortgage loan commitments to extend credit	178,700,000	292,400,000
Commitments to purchase fixed-rate first mortgage loans	140,000	500,000
Commitments to purchase variable-rate mortgage-backed securities	0	2,600,000,000
Commitments to purchase fixed-rate mortgage-backed securities	0	9,600,000
Overdraft	2,600,000	2,800,000
Commercial/construction lines of credit	3,300,000	8,600,000
Home Equity [Member]
Debt Instrument [Line Items]
Unused home equity	$ 172,900,000	$ 188,500,000

Parent Company Only Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets:
Cash and due from subsidiary bank	$ 194,029	$ 175,769
Other assets	729,164	274,238
Total Assets	45,355,885	61,166,033
Stockholders' Equity:
Total stockholders' equity	4,560,440	5,510,238	5,339,152
Total Liabilities and Shareholders' Equity	45,355,885	61,166,033
Parent Company [Member]
Assets:
Cash and due from subsidiary bank	137,822	239,587	224,601	205,765
Investment in subsidiary	4,199,876	5,041,494
ESOP loan receivable	226,593	229,288
Other assets	0	0
Total Assets	4,564,291	5,510,369
Stockholders' Equity:
Accrued expenses	3,851	131
Total stockholders' equity	4,560,440	5,510,238
Total Liabilities and Shareholders' Equity	$ 4,564,291	$ 5,510,369

Parent Company Only Financial Statements (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income:
Total interest and dividend income	$ 472,844	$ 524,238	$ 552,732	$ 617,523	$ 643,236	$ 688,810	$ 717,580	$ 734,870	$ 2,167,637	$ 2,784,496	$ 2,941,786
(Loss) Income before income tax (benefit) expense	(635,229)	139,076	159,804	(918,960)	200,206	208,487	236,128	247,612	(1,255,309)	892,433	873,966
Income tax expense	(274,693)	54,873	63,796	(363,296)	79,045	83,918	93,537	98,727	(519,320)	355,227	346,722
Net (loss) income	(360,536)	84,203	96,008	(555,664)	121,161	124,569	142,591	148,885	(735,989)	537,206	527,244
Parent Company [Member]
Income:
Dividends received from subsidiary									87,524	320,000	338,500
Interest on ESOP loan receivable									11,464	11,593	11,715
Interest on deposit with subsidiary									733	1,483	2,646
Total interest and dividend income									99,721	333,076	352,861
Expenses									1,380	1,466	1,419
(Loss) Income before income tax (benefit) expense									98,341	331,610	351,442
Income tax expense									4,068	4,360	3,397
Income before equity in undistributed net (loss) income of subsidiary									94,273	327,250	348,045
Equity in undistributed net (loss) income of subsidiary									(830,262)	209,956	179,199
Net (loss) income									$ (735,989)	$ 537,206	$ 527,244

Parent Company Only Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net (loss) income	$ (360,536)	$ 84,203	$ 96,008	$ (555,664)	$ 121,161	$ 124,569	$ 142,591	$ 148,885	$ (735,989)	$ 537,206	$ 527,244
Adjustments to reconcile net income to net cash provided by operating activities:
(Increase) decrease in other assets									(268,781)	34,507	(164,846)
Net Cash Provided by Operating Activities									936,785	755,082	522,616
Cash Flows from Investing Activities:
Net Cash Provided by (Used in) Investing Activities									15,401,522	(647,788)	(5,793,681)
Cash Flows from Financing Activities:
Purchases of treasury stock									(163)	(464)	(43,477)
Exercise of stock options									3,165	1,235	13,500
Dividends paid									(192,698)	(295,757)	(288,408)
Net Cash (Used in) Provided by Financing Activities									(16,253,624)	902	5,570,455
Net Increase in Cash and Cash Equivalents									84,683	108,196	299,390
Cash Due from Bank at Beginning of Year				175,769					175,769
Cash Due from Bank at End of Year	194,029				175,769				194,029	175,769
Parent Company [Member]
Cash Flows from Operating Activities:
Net (loss) income									(735,989)	537,206	527,244
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net (loss) income									830,262	(209,956)	(179,199)
(Increase) decrease in other assets										231	7,168
Increase in accrued expenses									3,720	131
Net Cash Provided by Operating Activities									97,993	327,612	355,213
Cash Flows from Investing Activities:
Principal Collected on ESOP Loan									2,695	2,568	2,444
Net Cash Provided by (Used in) Investing Activities									2,695	2,568	2,444
Cash Flows from Financing Activities:
Purchases of treasury stock									(163)	(464)	(43,477)
Exercise of stock options									3,165	1,235	13,500
Cash Dividends Paid on Unallocated ESOP Shares									(12,757)	(20,208)	(20,436)
Dividends paid									(192,698)	(295,757)	(288,408)
Net Cash (Used in) Provided by Financing Activities									(202,453)	(315,194)	(338,821)
Net Increase in Cash and Cash Equivalents									(101,765)	14,986	18,836
Cash Due from Bank at Beginning of Year				239,587				224,601	239,587	224,601	205,765
Cash Due from Bank at End of Year	$ 137,822				$ 239,587				$ 137,822	$ 239,587	$ 224,601

Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Certain Quarterly Financial Data
Interest and dividend income	$ 472,844	$ 524,238	$ 552,732	$ 617,523	$ 643,236	$ 688,810	$ 717,580	$ 734,870	$ 2,167,637	$ 2,784,496	$ 2,941,786
Interest Expense	265,863	279,895	279,823	361,122	391,402	398,476	400,066	403,725	1,186,703	1,593,669	1,698,308
Net interest income	206,981	244,643	272,909	256,401	251,834	290,334	317,514	331,145	980,934	1,190,827	1,243,478
Provision for Loan Losses	25,000	25,000	30,000	40,000	45,000	50,000	50,000	50,000	120,000	195,000	137,500
Net interest income after provision for loan losses	181,981	219,643	242,909	216,401	206,834	240,334	267,514	281,145	860,934	995,827	1,105,978
Non-interest income	2,884	3,094	2,732	105,207	62,927	33,859	33,210	32,998	113,917	162,994	33,584
Non-interest expense	820,094	83,661	85,837	1,240,568	69,555	65,706	64,596	66,531	2,230,160	266,388	265,596
(Loss) Income before income tax (benefit) expense	(635,229)	139,076	159,804	(918,960)	200,206	208,487	236,128	247,612	(1,255,309)	892,433	873,966
Income Tax (Benefit) Expense	(274,693)	54,873	63,796	(363,296)	79,045	83,918	93,537	98,727	(519,320)	355,227	346,722
Net (loss) income	$ (360,536)	$ 84,203	$ 96,008	$ (555,664)	$ 121,161	$ 124,569	$ 142,591	$ 148,885	$ (735,989)	$ 537,206	$ 527,244
Basic (Loss) Earnings Per Share	$ (0.73)	$ 0.17	$ 0.19	$ (1.13)	$ 0.25	$ 0.25	$ 0.29	$ 0.3	$ (1.49)	$ 1.09	$ 1.08
Diluted (Loss) Earnings Per Share	$ (0.73)	$ 0.17	$ 0.19	$ (1.13)	$ 0.25	$ 0.25	$ 0.29	$ 0.3	$ (1.49)	$ 1.09	$ 1.07

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the numerators and denominators of the basic and diluted earnings per share computations
Net (loss) income	$ (360,536)	$ 84,203	$ 96,008	$ (555,664)	$ 121,161	$ 124,569	$ 142,591	$ 148,885	$ (735,989)	$ 537,206	$ 527,244
Basic (loss) earnings per share:
(Loss) income available to common stockholders									(735,989)	537,206	527,244
(Loss) income available to common stockholders, Average Shares									494,629,000	493,033,000	488,908,000
(Loss) income available to common stockholders, Per Share Amount	$ (0.73)	$ 0.17	$ 0.19	$ (1.13)	$ 0.25	$ 0.25	$ 0.29	$ 0.3	$ (1.49)	$ 1.09	$ 1.08
Effect of dilutive common stock equivalents, Shares										1,281,000	2,388,000
Diluted (loss) earnings per share:
(Loss) income available to common stockholders									$ (735,989)	$ 537,206	$ 527,244
(Loss) income available to common stockholders, Shares									494,629,000	494,314,000	491,296,000
(Loss) income available to common stockholders, Per Share Amount	$ (0.73)	$ 0.17	$ 0.19	$ (1.13)	$ 0.25	$ 0.25	$ 0.29	$ 0.3	$ (1.49)	$ 1.09	$ 1.07
Earnings Per Share (Textual) [Abstract]
Antidilutive securities excluded from computation of earnings per share									26,833,269	16,160,000	7,007,500